                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                  John T. Genoy
                             Senior Vice President
                        SunAmerica Asset Management, LLC
                                 Harborside 5,
                         185 Hudson Street, Suite 3300,
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period:  March 31, 2019
                         -------------------------

Item 1. Reports to Stockholders

                                                             ANNUAL REPORT 2019

SUNAMERICA
Income Funds

[PHOTO]





Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a Fund electronically by calling 800-858-8850 or contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. If your account is held directly at the Fund, you can inform the Fund that you wish to receive paper copies of reports by calling 800-858-8850. If your account is held through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive paper will apply to all AIG Funds in which you are invested and may apply to all funds held with your financial intermediary.

[LOGO]

                                 aig.com/funds

                        Table of Contents


          SHAREHOLDER LETTER......................................   2
          EXPENSE EXAMPLE.........................................   4
          STATEMENTS OF ASSETS AND LIABILITIES....................   6
          STATEMENTS OF OPERATIONS................................   8
          STATEMENTS OF CHANGES IN NET ASSETS.....................   9
          FINANCIAL HIGHLIGHTS....................................  10
          PORTFOLIO OF INVESTMENTS................................  13
          NOTES TO FINANCIAL STATEMENTS...........................  67
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.  83
          TRUSTEE AND OFFICER INFORMATION.........................  84
          SHAREHOLDER TAX INFORMATION.............................  87
          COMPARISONS: PORTFOLIOS vs. INDICES.....................  88
          SUPPLEMENT TO THE PROSPECTUS............................  95

        Shareholder Letter -- (unaudited)

Dear Shareholders,

We are pleased to present this annual update for the SunAmerica Income Funds (the "Income Funds") for the 12-month period ended March 31, 2019. From a broad perspective, it was a period wherein fixed income market performance was primarily driven by economic data, central bank monetary policy and geopolitics. Overall, U.S. Treasuries performed well, while non-government bond sector performance was mixed during the annual period.

As the annual period began in April 2018, fixed income markets were focused on interest rates, trade policies and emerging markets volatility - and the potential impact of these factors on global economic growth. With a hawkish+ U.S. Federal Reserve (the "Fed"), markets adjusted to more interest rate increases than were anticipated at the beginning of 2018. Upward movement in rates, combined with U.S. dollar strength, also filtered into emerging markets concerns. There were also worries stemming from the political arena, where escalating trade war tensions devolved into tit-for-tat tariff actions that increased fears of a global trade war. In turn, for the second quarter of 2018, most non-government bond sectors broadly weakened, though U.S. high yield corporate bonds proved an exception. In June 2018, the Fed raised the targeted federal funds rate.

Amid progress on trade, solid second quarter corporate earnings and an expanding global economy, led by the U.S., non-government bond sectors performed well during the third quarter of 2018. Even as the economies of the Eurozone, the U.K. and China softened, emerging markets debt and high yield corporate bonds posted the strongest gains within the fixed income market. In September 2018, the Fed delivered the eighth interest rate increase of its current tightening cycle and projected one more increase by the end of 2018 and three more in 2019. Coupled with low inflation, U.S. Treasury rates rose in response, followed, in turn, by the interest rates of other developed market nations.

The picture changed in the fourth quarter of 2018, as non-government bond sectors were pressured by equity market declines, tighter financial conditions, mainly in the U.S., slower global economic growth, sharp declines in oil and other commodity prices, Saudi Arabian-driven geopolitical concerns, Italy's budget woes and an uncertain outcome to Brexit, or the U.K.'s path out of the European Union. In particular, U.S. corporate bonds experienced weakness. U.S. Treasury yields, conversely, fell as investors grew fearful about the possible end of the global economic cycle. This, in turn, led to diminished expectations for further Fed interest rate raises. In December, Fed policy makers delivered their ninth interest rate increase of the current cycle.

In the first quarter of 2019, non-government bond sectors broadly posted gains, as dovish pivots by global central banks, including the Fed, progress on U.S.-China trade talks and stable or better-than-expected corporate earnings boosted investor sentiment and helped fuel rallies in both sovereign government bonds and riskier segments of the fixed income market. Notably, high yield corporate bonds recorded their strongest start to a calendar year on record.

For the annual period overall, the Bloomberg Barclays U.S. Aggregate Bond Index,/*/ a broad measure of the U.S. fixed income market, returned 4.48%. The U.S. Treasury yield curve flattened++/ /during the annual period, as yields on shorter-term maturities rose and yields on intermediate- and longer-term maturities fell. The yield on the bellwether 10-year U.S. Treasury fell approximately 33 basis points/**/ during the annual period to end at 2.41%.

Among non-U.S. Treasury sectors, high yield corporate bonds outperformed U.S. Treasuries the most for the annual period as a whole, followed by commercial mortgage-backed securities and asset-backed securities. Sovereign emerging markets debt underperformed U.S. Treasuries, followed at some distance by investment grade corporate bonds, agency securities and mortgage-backed securities.

On the following pages, you will find financial statements and portfolio information for each of the Income Funds during the annual period ended March 31, 2019.

We thank you for being a part of AIG Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial advisor or get in touch with us directly at 800-858-8850 or via our website at www.aig.com/funds.

Sincerely,

The SunAmerica Income Funds Investment Professionals

Timothy Campion            Robert Vanden Assem        David L. Albrycht
Elizabeth Mauro            Dana Burns                 Frank Ossino
John Yovanovic             Anders Faergemann          Jonathan Stanley

--------
Past performance is no guarantee of future results.

+ Hawkish tends to suggest higher interest rates; opposite of dovish.
* The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly in an index.
++A flattening yield curve is one wherein the differential in yields between longer-term and shorter-term maturities narrows.
**A basis point is 1/100/th/ of a percentage point.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- March 31, 2019 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a fund (each, a "Fund" and collectively the "Funds") in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2018 and held until March 31, 2019.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2019" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended March 31, 2019" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2019" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2019" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended March 31, 2019" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2019" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2019" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Funds' prospectus, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- March 31, 2019 -- (unaudited) (continued)


                                                   Actual                                  Hypothetical
                                 ------------------------------------------ ------------------------------------------
                                                                                          Ending Account
                                               Ending Account Expenses Paid                Value using   Expenses Paid
                                                Value using    During the                 a Hypothetical  During the
                                   Beginning       Actual      Six Months     Beginning     5% Annual     Six Months
                                 Account Value   Return at        Ended     Account Value   Return at        Ended     Annualized
                                 at October 1,   March 31,      March 31,   at October 1,   March 31,      March 31,    Expense
Fund                                 2018           2019          2019          2018           2019          2019        Ratio*
----                             ------------- -------------- ------------- ------------- -------------- ------------- ----------
AIG U.S. Government Securities#
  Class A.......................   $1,000.00     $1,032.62        $5.02       $1,000.00     $1,020.00        $4.99        0.99%
  Class C.......................   $1,000.00     $1,029.32        $8.30       $1,000.00     $1,016.75        $8.25        1.64%
AIG Strategic Bond#
  Class A.......................   $1,000.00     $1,027.37        $5.71       $1,000.00     $1,019.30        $5.69        1.13%
  Class B.......................   $1,000.00     $1,023.73        $9.33       $1,000.00     $1,015.71        $9.30        1.85%
  Class C.......................   $1,000.00     $1,023.99        $9.08       $1,000.00     $1,015.96        $9.05        1.80%
  Class W.......................   $1,000.00     $1,031.70        $4.61       $1,000.00     $1,020.39        $4.58        0.91%
AIG Flexible Credit#
  Class A.......................   $1,000.00     $1,004.83        $5.35       $1,000.00     $1,019.60        $5.39        1.07%
  Class C.......................   $1,000.00     $  998.90        $8.62       $1,000.00     $1,016.31        $8.70        1.73%
  Class W.......................   $1,000.00     $1,005.96        $4.30       $1,000.00     $1,020.64        $4.33        0.86%

--------
* Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial adviser for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2019" and the "Annualized Expense Ratio" would have been higher.

        SunAmerica Income Funds
        STATEMENTS OF ASSETS AND LIABILITIES -- March 31, 2019

                                                             AIG U.S. Government AIG Strategic AIG Flexible
                                                                 Securities          Bond         Credit
                                                                    Fund             Fund          Fund
                                                             ------------------- ------------- ------------
ASSETS:
Investments at value (unaffiliated)*........................    $130,948,136     $276,826,684  $325,654,168
Repurchase agreements (cost approximates value).............       3,170,000               --            --
Cash........................................................             197        1,042,234            --
Foreign cash*...............................................              --               --            --
Receivable for:
 Shares of beneficial interest sold.........................           9,576          103,218       832,439
 Dividends and interest.....................................         656,151        2,903,363     3,430,135
 Investments sold...........................................              --        1,960,722       511,102
 Investments sold on an extended settlement basis...........              --        1,623,284     1,641,771
Prepaid expenses and other assets...........................           6,781            6,448         6,469
Due from investment adviser for expense reimbursements/fee
 waivers....................................................          80,063          119,782       198,476
Unrealized appreciation on forward foreign currency
 contracts..................................................              --          177,745            --
                                                                ------------     ------------  ------------
TOTAL ASSETS................................................     134,870,904      284,763,480   332,274,560
                                                                ------------     ------------  ------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed.....................         992,010        1,415,231     1,346,846
 Investments purchased......................................              --        2,374,785    10,208,159
 Investments purchased on an extended settlement basis......              --        4,880,370     7,995,760
 Investment advisory and management fees....................          74,004          151,421       193,475
 Distribution and service maintenance fees..................          44,042          111,384        99,523
 Transfer agent fees and expenses...........................          31,113           58,570        69,209
 Trustees' fees and expenses................................           1,089            2,637         2,251
 Other accrued expenses.....................................          96,928          188,671       178,057
Dividends Payable...........................................           5,547          108,927       391,841
Due to custodian for foreign cash*..........................              --              636            --
Commitments (Note 10).......................................              --           15,925            --
Unrealized depreciation on forward foreign currency
 contracts..................................................              --            3,651            --
                                                                ------------     ------------  ------------
TOTAL LIABILITIES...........................................       1,244,733        9,312,208    20,485,121
                                                                ------------     ------------  ------------
NET ASSETS..................................................    $133,626,171     $275,451,272  $311,789,439
                                                                ============     ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01........................    $    147,746     $    831,449  $    940,177
Paid-in capital.............................................     150,306,070      310,058,232   331,474,199
Total accumulated earnings (loss)...........................     (16,827,645)     (35,438,409)  (20,624,937)
                                                                ------------     ------------  ------------
NET ASSETS..................................................    $133,626,171     $275,451,272  $311,789,439
                                                                ============     ============  ============
*Cost
 Investments (unaffiliated).................................    $127,207,064     $279,240,093  $335,594,265
                                                                ============     ============  ============
 Foreign cash...............................................    $         --     $       (566) $         --
                                                                ============     ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENTS OF ASSETS AND LIABILITIES -- March 31, 2019 -- (continued)

                                                                  AIG U.S. Government AIG Strategic AIG Flexible
                                                                      Securities          Bond         Credit
                                                                         Fund             Fund          Fund
                                                                  ------------------- ------------- ------------
Class A (unlimited shares authorized):
Net assets.......................................................    $126,119,100     $153,979,123  $119,902,690
Shares of beneficial interest issued and outstanding.............      13,944,234       46,486,333    36,218,423
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge) ...................    $       9.04     $       3.31  $       3.31
Maximum sales charge (4.75% of offering price)...................    $       0.45     $       0.17  $       0.17
                                                                     ------------     ------------  ------------
Maximum offering price to public.................................    $       9.49     $       3.48  $       3.48
                                                                     ============     ============  ============
Class B (unlimited shares authorized):
Net assets.......................................................    $         --     $ 16,014,639  $         --
Shares of beneficial interest issued and outstanding.............              --        4,838,888            --
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge).....    $         --     $       3.31  $         --
                                                                     ============     ============  ============
Class C (unlimited shares authorized):
Net assets.......................................................    $  7,507,071     $ 52,781,978  $ 55,504,863
Shares of beneficial interest issued and outstanding.............         830,383       15,882,948    16,664,927
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge).....    $       9.04     $       3.32  $       3.33
                                                                     ============     ============  ============
Class W (unlimited shares authorized):
Net assets.......................................................    $         --     $ 52,675,532  $136,381,886
Shares of beneficial interest issued and outstanding.............              --       15,936,719    41,134,375
Net asset value, offering and redemption price per share.........    $         --     $       3.31  $       3.32
                                                                     ============     ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENTS OF OPERATIONS -- For the Year Ended March 31, 2019

                                                         AIG U.S. Government AIG Strategic AIG Flexible
                                                             Securities          Bond         Credit
                                                                Fund             Fund          Fund
                                                         ------------------- ------------- ------------
INVESTMENT INCOME:
 Dividends (unaffiliated)...............................     $       --       $    78,536  $   128,797
 Interest (unaffiliated)................................      3,432,365        14,975,584   20,685,622
                                                             ----------       -----------  -----------
   Total investment income*.............................      3,432,365        15,054,120   20,814,419
                                                             ----------       -----------  -----------
EXPENSES:
 Investment advisory and management fees................        898,249         1,947,730    2,420,251
 Distribution and Service maintenance fees:
   Class A..............................................        429,796           583,865      445,659
   Class B..............................................             --           181,325           --
   Class C..............................................         72,073           591,952      561,237
 Service fee -- Class W.................................             --            81,782      212,727
 Transfer agent fees:
   Class A..............................................        311,061           392,431      303,212
   Class B..............................................             --            43,338           --
   Class C..............................................         19,072           139,542      129,220
   Class W..............................................             --           121,181      314,098
 Registration fees:
   Class A..............................................         23,133            25,260       29,614
   Class B..............................................             --            13,792           --
   Class C..............................................         14,479            17,326       18,831
   Class W..............................................             --            15,987       30,085
 Custodian and accounting fees..........................         29,285           112,996       77,020
 Reports to shareholders................................         32,034            92,262       91,762
 Audit and tax fees.....................................         56,542            79,382       80,914
 Legal fees.............................................         23,349            32,645       31,678
 Trustees' fees and expenses............................          8,717            19,586       20,305
 Interest expense.......................................             --             2,677       15,857
 Other expenses.........................................         22,251            32,190       28,983
                                                             ----------       -----------  -----------
   Total expenses before fee waivers, expense
    reimbursements and expense recoupments..............      1,940,041         4,527,249    4,811,453
                                                             ----------       -----------  -----------
   Net (fees waived and expenses reimbursed) recouped
    by investment advisor (Note 3)......................       (524,883)         (695,934)  (1,262,897)
                                                             ----------       -----------  -----------
   Net expenses.........................................      1,415,158         3,831,315    3,548,556
                                                             ----------       -----------  -----------
Net investment income (loss)............................      2,017,207        11,222,805   17,265,863
                                                             ----------       -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments (unaffiliated).............................       (208,411)       (9,586,814)  (3,697,570)
 Forward contracts......................................             --         1,797,853           --
Net realized foreign exchange gain (loss) on other
 assets and liabilities.................................             --           (16,748)        (778)
                                                             ----------       -----------  -----------
Net realized gain (loss) on investments and foreign
 currencies.............................................       (208,411)       (7,805,709)  (3,698,348)
                                                             ----------       -----------  -----------
Change in unrealized appreciation (depreciation) on:
 Investments (unaffiliated).............................      1,808,397         3,933,465   (5,841,893)
 Forward contracts......................................             --           141,170           --
Change in unrealized foreign exchange gain (loss) on
 other assets and liabilities...........................             --            (8,435)         143
                                                             ----------       -----------  -----------
Net unrealized gain (loss) on investments and foreign
 currencies.............................................      1,808,397         4,066,200   (5,841,750)
                                                             ----------       -----------  -----------
Net realized and unrealized gain (loss) on investments
 and foreign currencies.................................      1,599,986        (3,739,509)  (9,540,098)
                                                             ----------       -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.............................................      3,617,193         7,483,296    7,725,765
                                                             ==========       ===========  ===========
*Net of foreign withholding taxes on interest and
 dividends of...........................................     $       --       $       (96) $        --
                                                             ==========       ===========  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENTS OF CHANGES IN NET ASSETS

                                                       AIG U.S. Government
                                                         Securities Fund         AIG Strategic Bond Fund
                                                   --------------------------  --------------------------
                                                   For the year  For the year  For the year  For the year
                                                      ended         ended         ended         ended
                                                    March 31,     March 31,     March 31,     March 31,
                                                       2019          2018          2019          2018
                                                   ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)..................... $  2,017,207  $  1,524,997  $ 11,222,805  $ 10,794,518
 Net realized gain (loss) on investments and
   foreign currencies.............................     (208,411)     (638,420)   (7,805,709)    2,956,711
 Net unrealized gain (loss) on investments and
   foreign currencies.............................    1,808,397    (1,565,538)    4,066,200    (6,160,474)
                                                   ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting
 from operations..................................    3,617,193      (678,961)    7,483,296     7,590,755
                                                   ------------  ------------  ------------  ------------

Distributions to shareholders from(1):
 Distributable earnings (Class A).................   (2,199,690)   (2,487,089)   (8,027,157)   (5,155,583)
 Distributable earnings (Class B).................           --            --      (733,209)     (637,563)
 Distributable earnings (Class C).................      (74,757)     (174,406)   (2,446,003)   (2,616,763)
 Distributable earnings (Class W).................           --            --    (2,727,614)   (1,770,057)
                                                   ------------  ------------  ------------  ------------
Total distributions to shareholders...............   (2,274,447)   (2,661,495)  (13,933,983)  (10,179,966)
                                                   ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting
 from capital share transactions (Note 6).........  (13,952,704)  (18,398,158)  (78,026,418)      848,412
                                                   ------------  ------------  ------------  ------------
Total increase (decrease) in net assets...........  (12,609,958)  (21,738,614)  (84,477,105)   (1,740,799)

NET ASSETS:
Beginning of period...............................  146,236,129   167,974,743   359,928,377   361,669,176
                                                   ------------  ------------  ------------  ------------
End of period..................................... $133,626,171  $146,236,129  $275,451,272  $359,928,377
                                                   ============  ============  ============  ============

                                                    AIG Flexible Credit Fund
                                                   --------------------------
                                                   For the year  For the year
                                                      ended         ended
                                                    March 31,     March 31,
                                                       2019          2018
                                                   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)..................... $ 17,265,863  $ 16,611,951
 Net realized gain (loss) on investments and
   foreign currencies.............................   (3,698,348)    1,837,310
 Net unrealized gain (loss) on investments and
   foreign currencies.............................   (5,841,750)   (5,216,653)
                                                   ------------  ------------
Net increase (decrease) in net assets resulting
 from operations..................................    7,725,765    13,232,608
                                                   ------------  ------------

Distributions to shareholders from(1):
 Distributable earnings (Class A).................   (6,972,042)   (6,747,881)
 Distributable earnings (Class B).................           --            --
 Distributable earnings (Class C).................   (2,643,846)   (2,890,712)
 Distributable earnings (Class W).................   (7,914,239)   (7,204,700)
                                                   ------------  ------------
Total distributions to shareholders...............  (17,530,127)  (16,843,293)
                                                   ------------  ------------
Net increase (decrease) in net assets resulting
 from capital share transactions (Note 6).........   (1,830,641)  (49,463,029)
                                                   ------------  ------------
Total increase (decrease) in net assets...........  (11,635,003)  (53,073,714)

NET ASSETS:
Beginning of period...............................  323,424,442   376,498,156
                                                   ------------  ------------
End of period..................................... $311,789,439  $323,424,442
                                                   ============  ============

--------
(1)The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of Regulation S-X. Below are the amounts as stated in the March 31, 2018 annual report.

Distributions to shareholders from:
 Net investment income (Class A)....   $(2,487,089) $ (5,155,583) $ (6,747,881)
 Net investment income (Class B)....            --      (637,563)           --
 Net investment income (Class C)....      (174,406)   (2,616,763)   (2,890,712)
 Net investment income (Class W)....            --    (1,770,057)   (7,204,700)
                                       -----------  ------------  ------------
                                       $(2,661,495) $(10,179,966) $(16,843,293)
                                       ===========  ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS

                                                           AIG U.S. GOVERNMENT SECURITIES FUND
                                                           -----------------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distributions          Net               Net
               Asset                 (both               Dividends    from net            Asset            Assets,    Ratio of
              Value,      Net      realized   Total from  from net    realized     Total  Value,           end of     expenses
             beginning investment     and     investment investment   gains on    Distri- end of   Total   period    to average
Period Ended of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)  net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                         Class A
                                                                         -------
  03/31/15     $9.43     $0.12      $ 0.34      $ 0.46     $(0.16)       $--      $(0.16) $9.73     4.94%  $187,417     0.99%
  03/31/16      9.73      0.08       (0.05)       0.03      (0.17)        --       (0.17)  9.59     0.33    156,468     0.99
  03/31/17      9.59      0.09       (0.37)      (0.28)     (0.16)        --       (0.16)  9.15    (2.93)   148,382     0.99
  03/31/18      9.15      0.09       (0.13)      (0.04)     (0.16)        --       (0.16)  8.95    (0.46)   138,599     0.99
  03/31/19      8.95      0.13        0.11        0.24      (0.15)        --       (0.15)  9.04     2.71    126,119     0.99
                                                                         Class C
                                                                         -------
  03/31/15     $9.42     $0.06      $ 0.34      $ 0.40     $(0.10)       $--      $(0.10) $9.72     4.27%  $ 23,999     1.64%
  03/31/16      9.72      0.01       (0.03)      (0.02)     (0.11)        --       (0.11)  9.59    (0.22)    31,665     1.64
  03/31/17      9.59      0.02       (0.37)      (0.35)     (0.10)        --       (0.10)  9.14    (3.66)    19,592     1.64
  03/31/18      9.14      0.04       (0.13)      (0.09)     (0.10)        --       (0.10)  8.95    (1.00)     7,637     1.64
  03/31/19      8.95      0.08        0.10        0.18      (0.09)        --       (0.09)  9.04     2.05      7,507     1.64



    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------


    1.24%        57%
    0.81         36
    0.91         95
    1.03         29
    1.49         18


    0.61%        57%
    0.16         36
    0.26         95
    0.38         29
    0.84         18

--------
(1)Calculated based upon average shares outstanding.
(2)Total return does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                            03/31/15 03/31/16 03/31/17 03/31/18 03/31/19
                                            -------- -------- -------- -------- --------
AIG U.S. Government Securities Fund Class A   0.38%    0.37%    0.35%    0.37%    0.37%
AIG U.S. Government Securities Fund
 Class C...................................   0.50     0.39     0.40     0.46     0.59

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                      AIG STRATEGIC BOND FUND
                                                                      -----------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distributions          Net               Net
                       Asset                 (both               Dividends    from net            Asset            Assets,
                      Value,      Net      realized   Total from  from net    realized     Total  Value,           end of
                     beginning investment     and     investment investment   gains on    Distri- end of   Total   period
    Period Ended     of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------
                                                                              Class A
                                                                              -------
03/31/15               $3.53     $0.13      $(0.04)     $ 0.09     $(0.13)       $--      $(0.13) $3.49     2.70%  $235,093
03/31/16                3.49      0.12       (0.20)      (0.08)     (0.14)        --       (0.14)  3.27    (2.32)   175,386
03/31/17                3.27      0.10        0.14        0.24      (0.11)        --       (0.11)  3.40     7.38    163,163
03/31/18                3.40      0.11       (0.03)       0.08      (0.10)        --       (0.10)  3.38     2.41    196,712
03/31/19                3.38      0.13       (0.04)       0.09      (0.16)        --       (0.16)  3.31     2.86    153,979
                                                                              Class B
                                                                              -------
03/31/15               $3.53     $0.10      $(0.03)     $ 0.07     $(0.11)       $--      $(0.11) $3.49     2.01%  $ 39,733
03/31/16                3.49      0.10       (0.20)      (0.10)     (0.12)        --       (0.12)  3.27    (2.97)    31,038
03/31/17                3.27      0.08        0.14        0.22      (0.09)        --       (0.09)  3.40     6.66     29,762
03/31/18                3.40      0.09       (0.04)       0.05      (0.08)        --       (0.08)  3.37     1.41     21,875
03/31/19                3.37      0.11       (0.03)       0.08      (0.14)        --       (0.14)  3.31     2.43     16,015
                                                                              Class C
                                                                              -------
03/31/15               $3.54     $0.11      $(0.04)     $ 0.07     $(0.11)       $--      $(0.11) $3.50     2.05%  $184,282
03/31/16                3.50      0.10       (0.19)      (0.09)     (0.12)        --       (0.12)  3.29    (2.63)   151,197
03/31/17                3.29      0.08        0.13        0.21      (0.09)        --       (0.09)  3.41     6.35    128,332
03/31/18                3.41      0.09       (0.03)       0.06      (0.08)        --       (0.08)  3.39     1.75     71,103
03/31/19                3.39      0.11       (0.04)       0.07      (0.14)        --       (0.14)  3.32     2.18     52,782
                                                                              Class W
                                                                              -------
01/29/15(4)-03/31/15   $3.48     $0.01      $ 0.02      $ 0.03     $(0.02)       $--      $(0.02) $3.49     0.99%  $ 15,664
03/31/16                3.49      0.12       (0.20)      (0.08)     (0.14)        --       (0.14)  3.27    (2.14)    30,065
03/31/17                3.27      0.11        0.13        0.24      (0.12)        --       (0.12)  3.39     7.26     40,412
03/31/18                3.39      0.11       (0.02)       0.09      (0.11)        --       (0.11)  3.37     2.65     70,239
03/31/19                3.37      0.14       (0.03)       0.11      (0.17)        --       (0.17)  3.31     3.38     52,676



                 Ratio
                 of net
 Ratio of      investment
 expenses      income to
to average      average       Portfolio
net assets     net assets     Turnover
----------     ----------     ---------


   1.30%          3.62%          137%
   1.34           3.54           108
   1.32           3.00           109
   1.33           3.15           149
   1.14(3)        3.89(3)        123


   1.97%          2.95%          137%
   2.01           2.87           108
   1.99           2.33           109
   2.02           2.46           149
   1.86(3)        3.17(3)        123


   1.94%          2.98%          137%
   1.98           2.90           108
   1.97           2.35           109
   1.98           2.50           149
   1.81(3)        3.22(3)        123


   1.20%(3)(5)    2.73%(3)(5)    137%
   1.15           3.71           108
   1.14           3.20           109
   1.14           3.34           149
   0.94(3)        4.06(3)        123

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements and waivers, if applicable (based on average net assets):

                                         03/31/15   03/31/16 03/31/17 03/31/18 03/31/19
                                         --------   -------- -------- -------- --------
AIG Strategic Bond Fund Class A.........     --        --       --       --      0.23%
AIG Strategic Bond Fund Class B.........     --        --       --       --      0.23
AIG Strategic Bond Fund Class C.........     --        --       --       --      0.23
AIG Strategic Bond Fund Class W.........   0.69%(5)    --       --       --      0.23

(4)Inception date of class.
(5)Annualized.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                       AIG FLEXIBLE CREDIT FUND
                                                                       ------------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distributions          Net
                       Asset                 (both               Dividends    from net            Asset            Net Assets,
                      Value,      Net      realized   Total from  from net    realized     Total  Value,             end of
                     beginning investment     and     investment investment   gains on    Distri- end of   Total     period
    Period Ended     of period income(1)  unrealized) operations   income    investment   butions period Return(2)   (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -----------
                                                                               Class A
                                                                               -------
03/31/15               $3.59     $0.15      $(0.11)     $ 0.04     $(0.17)       $--      $(0.17) $3.46     1.06%   $127,508
03/31/16                3.46      0.13       (0.16)      (0.03)     (0.14)        --       (0.14)  3.29    (0.93)    125,775
03/31/17                3.29      0.14        0.16        0.30      (0.15)        --       (0.15)  3.44     9.11     144,880
03/31/18                3.44      0.16       (0.04)       0.12      (0.16)        --       (0.16)  3.40     3.54     133,268
03/31/19                3.40      0.18       (0.09)       0.09      (0.18)        --       (0.18)  3.31     2.75     119,903
                                                                               Class C
                                                                               -------
03/31/15               $3.61     $0.13      $(0.11)     $ 0.02     $(0.15)       $--      $(0.15) $3.48     0.43%   $ 45,411
03/31/16                3.48      0.11       (0.16)      (0.05)     (0.12)        --       (0.12)  3.31    (1.54)     61,891
03/31/17                3.31      0.12        0.15        0.27      (0.12)        --       (0.12)  3.46     8.38      74,241
03/31/18                3.46      0.14       (0.04)       0.10      (0.14)        --       (0.14)  3.42     2.88      58,994
03/31/19                3.42      0.16       (0.09)       0.07      (0.16)        --       (0.16)  3.33     2.09      55,505
                                                                               Class W
                                                                               -------
10/01/14(4)-03/31/15   $3.50     $0.06      $(0.01)     $ 0.05     $(0.08)       $--      $(0.08) $3.47     1.57%   $ 13,632
03/31/16                3.47      0.13       (0.17)      (0.04)     (0.14)        --       (0.14)  3.29    (1.02)     90,441
03/31/17                3.29      0.15        0.15        0.30      (0.15)        --       (0.15)  3.44     9.34     157,377
03/31/18                3.44      0.17       (0.04)       0.13      (0.17)        --       (0.17)  3.40     3.76     131,163
03/31/19                3.40      0.18       (0.07)       0.11      (0.19)        --       (0.19)  3.32     3.26     136,382



                 Ratio
                 of net
 Ratio of      investment
 expenses      income to
to average      average       Portfolio
net assets     net assets     Turnover
----------     ----------     ---------


   1.41%(3)       4.50%(3)       74%
   1.45(3)        3.92(3)        52
   1.43           4.21           69
   1.33(3)        4.60(3)        63
   1.06(3)        5.29(3)        57


   2.06%(3)       3.88%(3)       74%
   2.10(3)        3.27(3)        52
   2.07           3.57           69
   1.99(3)        3.94(3)        63
   1.72(3)        4.63(3)        57


   1.25%(3)(5)    4.25%(3)(5)    74%
   1.25(3)        4.11(3)        52
   1.21           4.44           69
   1.12(3)        4.79(3)        63
   0.85(3)        5.50(3)        57

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements and waivers, if applicable (based on average net assets):

                                         03/31/15  03/31/16 03/31/17 03/31/18 03/31/19
                                         --------  -------- -------- -------- --------
AIG Flexible Credit Fund Class A........   0.19%     0.03%     --%     0.11%    0.39%
AIG Flexible Credit Fund Class C........   0.20      0.02      --      0.11     0.39
AIG Flexible Credit Fund Class W........   1.12(5)   0.04      --      0.11     0.39

(4)Inception date of class.
(5)Annualized.

See Notes to Financial Statements

        AIG U.S. Government Securities Fund
        PORTFOLIO PROFILE -- March 31, 2019 -- (unaudited)

Industry Allocation*

                    United States Treasury Notes....  55.0%
                    Government National Mtg. Assoc..  20.2
                    United States Treasury Bonds....  12.2
                    Federal Home Loan Mtg. Corp.....   6.9
                    Repurchase Agreements...........   2.4
                    Federal National Mtg. Assoc.....   1.9
                    Federal Home Loan Bank..........   1.8
                                                     -----
                                                     100.4%
                                                     =====

Credit Quality+#

                               Aaa........  98.9%
                               Not Rated@.   1.1
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        AIG U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019

                                                 Principal    Value
                  Security Description            Amount     (Note 2)
          U.S. GOVERNMENT AGENCIES -- 30.8%
          Federal Home Loan Bank -- 1.8%
             1.69% due 02/26/2021............... $  480,000 $  473,857
             2.14% due 12/05/2022...............    372,093    368,853
             4.50% due 09/13/2019...............  1,490,000  1,503,532
                                                            ----------
                                                             2,346,242
                                                            ----------
          Federal Home Loan Mtg. Corp. -- 6.9%
             3.50% due 08/01/2030...............  2,384,458  2,444,891
             3.50% due 12/01/2044...............  4,078,452  4,168,345
             4.00% due 04/01/2034...............  1,222,103  1,271,155
            Federal Home Loan Mtg. Corp. REMIC
             Series 3747, Class WA
             3.50% due 10/15/2030(1)............  1,357,680  1,388,966
                                                            ----------
                                                             9,273,357
                                                            ----------
          Federal National Mtg. Assoc. -- 1.9%
             2.50% due 11/01/2027...............  2,596,368  2,594,933
                                                            ----------
          Government National Mtg. Assoc. -- 20.2%
             3.50% due 03/15/2042...............    258,147    265,027
             3.50% due 06/15/2042...............  1,412,361  1,450,173
             3.50% due 07/15/2042...............    370,119    379,969
             3.50% due 02/20/2045...............    757,833    775,611
             4.00% due 03/15/2039...............    148,037    153,878
             4.00% due 06/15/2039...............    322,394    334,120
             4.00% due 12/15/2039...............    206,486    214,525
             4.00% due 08/15/2040...............    150,645    156,571
             4.00% due 11/15/2040...............    313,220    325,525
             4.00% due 09/15/2041...............    839,664    872,376
             4.00% due 10/15/2041...............    100,487    104,433
             4.00% due 11/15/2041...............    499,368    517,608
             4.00% due 12/15/2041...............    388,428    402,071
             4.00% due 01/15/2042...............  1,210,208  1,254,467
             4.00% due 02/15/2042...............    323,910    336,549
             4.00% due 03/15/2042...............    141,574    147,068
             4.50% due 09/15/2033...............    227,525    238,360
             4.50% due 04/15/2039...............     51,937     54,654
             4.50% due 05/15/2039...............     96,624    101,661
             4.50% due 06/15/2039...............  1,022,103  1,075,183
             4.50% due 07/15/2039...............    292,433    307,602
             4.50% due 09/15/2039...............    141,953    149,362
             4.50% due 11/15/2039...............     90,980     95,747
             4.50% due 12/15/2039...............    266,689    280,553
             4.50% due 02/15/2040...............    679,793    714,284
             4.50% due 03/15/2040...............    305,539    321,531
             4.50% due 04/15/2040...............    128,193    134,865
             4.50% due 07/15/2040...............    366,026    385,163
             4.50% due 03/15/2041...............    977,214  1,028,119
             4.50% due 04/15/2041...............    174,249    181,917
             4.50% due 06/15/2041...............    117,050    121,862
             4.50% due 08/15/2041...............    137,562    143,237
             4.50% due 04/20/2044...............    554,533    583,652
             5.00% due 08/15/2033...............    288,737    309,941
             5.00% due 10/15/2033...............    487,342    512,343
             5.00% due 05/15/2035...............     76,316     79,653
             5.00% due 08/15/2035...............    265,649    285,158
             5.00% due 05/15/2036...............     65,849     70,714
             5.00% due 09/15/2036...............    104,220    111,900
             5.00% due 01/15/2037...............    151,433    162,452
             5.00% due 03/15/2037...............     40,233     43,201
             5.00% due 04/15/2037...............    239,328    251,323

                                             Principal    Value
                 Security Description         Amount     (Note 2)
            Government National Mtg. Assoc. (continued)
               5.00% due 04/15/2038........ $   346,981 $   370,622
               5.00% due 05/15/2038........     167,050     179,312
               5.00% due 08/15/2038........     401,683     425,686
               5.00% due 02/15/2039........      71,506      76,749
               5.00% due 03/15/2039........     109,127     117,228
               5.00% due 04/15/2039........      77,409      83,157
               5.00% due 07/20/2039........     752,077     804,589
               5.00% due 08/15/2039........     209,418     224,791
               5.00% due 09/20/2039........   2,468,567   2,640,754
               5.00% due 10/15/2039........     477,153     509,034
               5.00% due 11/15/2039........     401,933     431,554
               5.00% due 12/15/2039........     366,090     393,129
               5.00% due 04/15/2040........     348,022     365,616
               5.00% due 05/15/2040........     700,932     742,096
               5.00% due 07/20/2045........     306,248     327,448
               5.50% due 06/15/2033........     441,768     485,602
               5.50% due 07/15/2033........      83,641      91,965
               5.50% due 10/15/2033........     119,869     131,831
               5.50% due 01/15/2034........     362,803     397,636
               5.50% due 02/15/2034........     230,797     248,031
               5.50% due 04/20/2035........     361,907     396,597
               5.50% due 09/15/2035........     337,744     373,307
               5.50% due 10/15/2035........     151,971     167,121
               5.50% due 02/15/2038........     115,668     127,227
               5.50% due 04/15/2038........      68,119      74,614
               5.50% due 09/15/2039........      50,612      54,372
               5.50% due 03/15/2040........         226         248
               6.00% due 04/15/2028........     110,235     121,913
               6.00% due 08/15/2033........     191,494     215,129
               6.00% due 12/15/2033........      59,258      64,208
               6.00% due 09/20/2038........     770,429     851,588
               6.50% due 10/15/2031........      41,672      45,748
                                                        -----------
                                                         26,973,310
                                                        -----------
            Total U.S. Government Agencies
               (cost $41,881,833)..........              41,187,842
                                                        -----------
            U.S. GOVERNMENT TREASURIES -- 67.2%
            United States Treasury Bonds -- 12.2%
               2.50% due 02/15/2045........   1,000,000     943,516
               4.25% due 11/15/2040........   8,000,000  10,019,687
               4.75% due 02/15/2041........   4,000,000   5,350,469
                                                        -----------
                                                         16,313,672
                                                        -----------
            United States Treasury Notes -- 55.0%
               0.88% due 04/15/2019........   2,500,000   2,498,506
               1.38% due 12/15/2019........   3,000,000   2,977,734
               1.38% due 04/30/2020........   2,500,000   2,472,559
               1.38% due 05/31/2021........  21,000,000  20,602,148
               1.50% due 06/15/2020........   3,000,000   2,967,883
               1.50% due 02/28/2023........   2,000,000   1,945,000
               1.63% due 08/31/2019........   2,000,000   1,992,422
               1.88% due 03/31/2022........   2,500,000   2,474,805
               2.00% due 01/31/2020........   3,000,000   2,990,039
               2.00% due 09/30/2020........   3,000,000   2,984,180
               2.00% due 08/31/2021........   2,000,000   1,987,422
               2.00% due 02/15/2025........   5,000,000   4,918,164
               2.00% due 08/15/2025........   3,000,000   2,944,336
               2.00% due 11/15/2026........   2,700,000   2,634,293

        AIG U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)

                                                Principal     Value
                 Security Description            Amount      (Note 2)
         U.S. GOVERNMENT TREASURIES (continued)
         United States Treasury Notes (continued)
            2.13% due 08/31/2020............... $2,500,000 $  2,491,797
            2.13% due 03/31/2024...............  2,000,000    1,988,906
            2.25% due 02/29/2020...............  2,000,000    1,997,187
            2.25% due 11/15/2027...............  2,000,000    1,978,750
            2.38% due 12/31/2020...............  2,000,000    2,001,641
            2.63% due 02/28/2023...............  3,000,000    3,043,477
            2.75% due 11/15/2023...............  2,500,000    2,554,590
            3.13% due 05/15/2019...............  1,000,000    1,000,783
                                                           ------------
                                                             73,446,622
                                                           ------------
         Total U.S. Government Treasuries
            (cost $85,325,231).................              89,760,294
                                                           ------------
         Total Long-Term Investment Securities
            (cost $127,207,064)................             130,948,136
                                                           ------------

                                                      Principal     Value
                Security Description                   Amount      (Note 2)
  REPURCHASE AGREEMENTS -- 2.4%
    Agreement with Fixed Income Clearing Corp.,
     bearing interest at 0.50%, dated
     03/29/2019, to be repurchased 04/01/2019
     in the amount of $3,170,132 and
     collateralized by $3,180,000 of United States
     Treasury Notes, bearing interest at 2.63%,
     due 02/28/2023 and having an approximate
     value of $3,237,609
     (cost $3,170,000).............................. $3,170,000     3,170,000
                                                                 ------------
  TOTAL INVESTMENTS
     (cost $130,377,064)(2).........................      100.4%  134,118,136
  Liabilities in excess of other assets.............       (0.4)     (491,965)
                                                     ----------  ------------
  NET ASSETS                                              100.0% $133,626,171
                                                     ==========  ============

--------
(1)  Collateralized Mortgage Obligation
(2)  See Note 5 for cost of investments on a tax basis.
REMIC --Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2019 (see Note 2):

                            Level 1 --Unadjusted Level 2 -- Other  Level 3 --Significant
                               Quoted Prices     Observable Inputs  Unobservable Inputs     Total
-                           -------------------- ----------------- --------------------- ------------
ASSETS:
Investments at Value:*
U.S. Government Agencies...         $--            $ 41,187,842             $--          $ 41,187,842
U.S. Government Treasuries.          --              89,760,294              --            89,760,294
Repurchase Agreements......          --               3,170,000              --             3,170,000
                                    ---            ------------             ---          ------------
Total Investments at Value.         $--            $134,118,136             $--          $134,118,136
                                    ===            ============             ===          ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

        AIG Strategic Bond Fund
        PORTFOLIO PROFILE -- March 31, 2019 -- (unaudited)

Industry Allocation*

                 Federal National Mtg. Assoc............ 18.4%
                 Sovereign.............................. 10.9
                 Federal Home Loan Mtg. Corp............  6.5
                 Registered Investment Companies........  3.9
                 Diversified Banking Institutions.......  3.4
                 Diversified Financial Services.........  2.8
                 Cable/Satellite TV.....................  2.3
                 Oil Companies-Exploration & Production.  2.1
                 Pipelines..............................  2.0
                 Real Estate Investment Trusts..........  1.8
                 Government National Mtg. Assoc.........  1.7
                 Banks-Commercial.......................  1.7
                 Cellular Telecom.......................  1.6
                 Telephone-Integrated...................  1.5
                 Electric-Integrated....................  1.4
                 United States Treasury Notes...........  1.2
                 Oil Companies-Integrated...............  1.1
                 Finance-Consumer Loans.................  0.9
                 Medical-Drugs..........................  0.9
                 Chemicals-Diversified..................  0.8
                 Oil-Field Services.....................  0.8
                 Satellite Telecom......................  0.7
                 Enterprise Software/Service............  0.7
                 Television.............................  0.6
                 Cosmetics & Toiletries.................  0.5
                 Computers..............................  0.5
                 Metal-Diversified......................  0.5
                 Retail-Restaurants.....................  0.5
                 Containers-Metal/Glass.................  0.5
                 Banks-Super Regional...................  0.5
                 Electric-Generation....................  0.4
                 Food-Misc./Diversified.................  0.4
                 Applications Software..................  0.4
                 Real Estate Operations & Development...  0.4
                 Building-Heavy Construction............  0.4
                 Agricultural Chemicals.................  0.4
                 Batteries/Battery Systems..............  0.4
                 Medical Labs & Testing Services........  0.4
                 Transport-Marine.......................  0.4
                 Machinery-Farming......................  0.4
                 Real Estate Management/Services........  0.4
                 Computer Services......................  0.4
                 Auto-Cars/Light Trucks.................  0.4
                 Metal Processors & Fabrication.........  0.4
                 Insurance-Property/Casualty............  0.4
                 Metal-Copper...........................  0.4
                 Rental Auto/Equipment..................  0.4
                 Auto-Heavy Duty Trucks.................  0.4
                 Paper & Related Products...............  0.4
                 Diversified Manufacturing Operations...  0.4
                 Building & Construction-Misc...........  0.3
                 Security Services......................  0.3
                 Medical-Hospitals......................  0.3
                 Transport-Rail.........................  0.3
                 Gambling (Non-Hotel)...................  0.3
                 Oil Field Machinery & Equipment........  0.3
                 Food-Meat Products.....................  0.3
                 Commercial Services-Finance............  0.3
                 Building & Construction Products-Misc..  0.3
                 Medical-Generic Drugs..................  0.3

                  Steel-Producers....................... 0.3%
                  Hotels/Motels......................... 0.3
                  Oil & Gas Drilling.................... 0.3
                  Finance-Investment Banker/Broker...... 0.3
                  Computers-Integrated Systems.......... 0.3
                  Transport-Equipment & Leasing......... 0.3
                  Diversified Minerals.................. 0.3
                  Aerospace/Defense-Equipment........... 0.3
                  Electronic Parts Distribution......... 0.3
                  Computer Software..................... 0.3
                  Poultry............................... 0.3
                  Consumer Products-Misc................ 0.3
                  Distribution/Wholesale................ 0.3
                  Publishing-Books...................... 0.3
                  Finance-Credit Card................... 0.2
                  Dialysis Centers...................... 0.2
                  Savings & Loans/Thrifts............... 0.2
                  Medical-l-IMO......................... 0.2
                  Containers-Paper/Plastic.............. 0.2
                  Machinery-Construction & Mining....... 0.2
                  Finance-Mortgage Loan/Banker.......... 0.2
                  Pharmacy Services..................... 0.2
                  Multimedia............................ 0.2
                  Energy-Alternate Sources.............. 0.2
                  Internet Content-Entertainment........ 0.2
                  Coal.................................. 0.2
                  Airport Development/Maintenance....... 0.2
                  Diagnostic Equipment.................. 0.2
                  Electronic Components-Semiconductors.. 0.2
                  Insurance-Multi-line.................. 0.2
                  Retail-Appliances..................... 0.2
                  Retail-Automobile..................... 0.2
                  Auto/Truck Parts & Equipment-Original. 0.2
                  Casino Services....................... 0.2
                  Disposable Medical Products........... 0.2
                  Brewery............................... 0.2
                  Chemicals-Fibers...................... 0.2
                  Radio................................. 0.2
                  Metal-Iron............................ 0.2
                  Finance-Other Services................ 0.2
                  Retail-Pawn Shops..................... 0.2
                  Food-Retail........................... 0.2
                  Investment Companies.................. 0.2
                  Broadcast Services/Program............ 0.2
                  Beverages-Non-alcoholic............... 0.2
                  Building Societies.................... 0.2
                  Banks-Export/Import................... 0.2
                  Computers-Memory Devices.............. 0.2
                  Internet Connectivity Services........ 0.2
                  Chemicals-Specialty................... 0.2
                  Electronic Security Devices........... 0.2
                  Finance-Commercial.................... 0.2
                  Electric-Distribution................. 0.2
                  Machinery-General Industrial.......... 0.2
                  Insurance-Life/Health................. 0.1
                  Insurance Brokers..................... 0.1
                  Medical Products...................... 0.1
                  E-Commerce/Services................... 0.1
                  Theaters.............................. 0.1
                  Food-Dairy Products................... 0.1

        AIG Strategic Bond Fund
        PORTFOLIO PROFILE -- March 31, 2019 -- (unaudited) (continued)

Industry Allocation* (continued)

                Retail-Vitamins & Nutrition Supplements.   0.1%
                Finance-Leasing Companies...............   0.1
                Telecommunication Equipment.............   0.1
                Finance-Auto Loans......................   0.1
                Human Resources.........................   0.1
                Water...................................   0.1
                Retail-Petroleum Products...............   0.1
                Retail-Office Supplies..................   0.1
                Telecom Services........................   0.1
                Trucking/Leasing........................   0.1
                Casino Hotels...........................   0.1
                Transport-Truck.........................   0.1
                Semiconductor Equipment.................   0.1
                Sovereign Agency........................   0.1
                Electronic Measurement Instruments......   0.1
                Transport-Services......................   0.1
                Marine Services.........................   0.1
                Medical-Wholesale Drug Distribution.....   0.1
                Diamonds/Precious Stones................   0.1
                Auto Repair Centers.....................   0.1
                Machinery-Pumps.........................   0.1
                Building Products-Air & Heating.........   0.1
                Retail-Mail Order.......................   0.1
                Medical-Biomedical/Gene.................   0.1
                Banks-Special Purpose...................   0.1
                Platinum................................   0.1
                Banks-Money Center......................   0.1
                Consulting Services.....................   0.1
                Building-Maintenance & Services.........   0.1
                Medical Instruments.....................   0.1
                Travel Services.........................   0.1
                Quarrying...............................   0.1
                Internet Financial Services.............   0.1
                Building Products-Doors & Windows.......   0.1
                Hazardous Waste Disposal................   0.1
                Resorts/Theme Parks.....................   0.1
                Retail-Major Department Stores..........   0.1
                Data Processing/Management..............   0.1
                Retail-1-lypermarkets...................   0.1
                Chemicals-Plastics......................   0.1
                                                         -----
                                                         100.5%
                                                         =====

Credit Quality+#

                               Aaa........  30.1%
                               Aa.........   1.5
                               A..........   5.7
                               Baa........  15.0
                               Ba.........  14.5
                               B..........  22.1
                               Caa........   4.3
                               Not Rated@.   6.8
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019


                                                      Principal    Value
                 Security Description                 Amount(5)   (Note 2)
    ASSET BACKED SECURITIES -- 2.8%
    Diversified Financial Services -- 2.8%
      American Express Credit Account Master Trust
       Series 2018-4, Class A
       2.99% due 12/15/2023.......................... $  100,000 $  100,946
      American Express Credit Account Master Trust
       Series 2018-8, Class A
       3.18% due 04/15/2024..........................    167,000    169,475
      Americredit Automobile Receivables Trust
       Series 2019-1, Class A3
       2.97% due 11/20/2023..........................    200,000    201,112
      Avis Budget Rental Car Funding AESOP LLC
       Series 2015-1A, Class A
       2.50% due 07/20/2021*.........................    100,000     99,531
      BA Credit Card Trust
       Series 2018-A2, Class A2
       3.00% due 09/15/2023..........................    204,000    205,904
      BANK
       Series 2019-BN16, Class A2
       3.93% due 02/15/2052(1).......................    239,000    248,949
      Benchmark Mtg. Trust
       Series 2019-B9, Class AAB
       3.93% due 03/15/2052(1).......................    300,000    316,508
      Benchmark Mtg. Trust
       Series 2018-B7, Class A4
       4.51% due 05/15/2053(1).......................  1,000,000  1,101,073
      CarMax Auto Owner Trust
       Series 2018-4, Class A3
       3.36% due 09/15/2023..........................    200,000    203,366
      Chase Mtg. Finance Trust VRS
       Series 2016-2, Class M2
       3.75% due 12/25/2045*(2)(3)...................    339,092    344,464
      Citibank Credit Card Issuance Trust
       Series 2018-A1, Class A1
       2.49% due 01/20/2023..........................    100,000     99,855
      Citibank Credit Card Issuance Trust
       Series 2018-A6, Class A6
       3.21% due 12/07/2024..........................    100,000    102,124
      COMM Mtg. Trust VRS
       Series 2016-787S, Class B
       3.83% due 02/10/2036*(1)(3)...................    132,000    136,252
      CORE Mtg. Trust FRS
       Series 2019-CORE, Class A
       3.38% (1 ML+0.88%)
       due 12/15/2031*(1)............................    390,000    390,122
      Discover Card Execution Note Trust
       Series 2015-A4, Class A4
       2.19% due 04/17/2023..........................    117,000    116,380
      Discover Card Execution Note Trust
       Series 2019-A1, Class A1
       3.04% due 07/15/2024..........................    100,000    101,343
      Ford Credit Auto Owner Trust
       Series 2018-2, Class A
       3.47% due 01/15/2030*.........................    100,000    101,747
      Ford Credit Floorplan Master Owner Trust
       Series 2017-1, Class A1
       2.07% due 05/15/2022..........................     81,000     80,405

                                                        Principal   Value
                  Security Description                  Amount(5)  (Note 2)
   Diversified Financial Services (continued)
     GS Mtg. Securities Trust
      Series 2015-GC28, Class A2
      2.90% due 02/10/2048(1).......................... $102,000  $  102,020
     Honda Auto Receivables Owner Trust
      Series 2019 -1, Class A3
      2.83% due 03/20/2023.............................   70,000      70,431
     ILPT Trust
      Series 2019-SURF, Class A
      4.15% due 02/11/2041*(1).........................  590,000     624,468
     JP Morgan Mortgage Trust VRS
      Series 2017-6, Class A6
      3.00% due 12/25/2048*(2)(3)......................  860,325     846,748
     JP Morgan Mtg. Trust VRS
      Series 2018-1, Class A5
      3.50% due 06/25/2048*(2)(3)......................  695,743     696,070
     Mercedes-Benz Auto Lease Trust
      Series 2019-A, Class A4
      3.25% due 10/15/2024.............................   31,000      31,248
     Mercedes-Benz Auto Lease Trust
      Series 2018-B, Class A4
      3.31% due 07/15/2024.............................  321,000     324,902
     Morgan Stanley Capital Barclays Bank Trust
      Series 2016-MART, Class A
      2.20% due 09/13/2031*(1).........................  185,000     182,426
     MTRO Commercial Mtg. Trust-TECH FRS
      Series 2019-TECH, Class A
      3.38% (1 ML+0.90%)
      due 12/15/2033*(1)...............................  350,000     350,438
     Shellpoint Co-Originator Trust VRS
      Series 2017-2, Class A1
      3.50% due 10/25/2047*(2)(3)......................  180,606     179,786
     Synchrony Credit Card Master Note Trust
      Series 2016-2, Class A
      2.21% due 05/15/2024.............................  100,000      99,145
     Toyota Auto Receivables Owner Trust
      Series 2018-C, Class A4
      3.13% due 02/15/2024.............................  125,000     126,939
     World Financial Network Credit Card Master Trust
      Series 2017-C, Class A
      2.31% due 08/15/2024.............................  100,000      99,264
                                                                  ----------
   Total Asset Backed Securities
      (cost $7,712,177)................................            7,853,441
                                                                  ----------
   U.S. CORPORATE BONDS & NOTES -- 33.9%
   Advertising Agencies -- 0.0%
     Interpublic Group of Cos., Inc.
      Senior Notes
      4.20% due 04/15/2024.............................   70,000      72,001
     Interpublic Group of Cos., Inc.
      Senior Notes
      5.40% due 10/01/2048.............................   53,000      53,620
                                                                  ----------
                                                                     125,621
                                                                  ----------
   Aerospace/Defense -- 0.0%
     General Dynamics Corp.
      Company Guar. Notes
      2.88% due 05/11/2020.............................  106,000     106,351
                                                                  ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                  Principal    Value
                 Security Description             Amount(5)   (Note 2)
         U.S. CORPORATE BONDS & NOTES (continued)
         Aerospace/Defense-Equipment -- 0.3%
           Harris Corp.
            Senior Notes
            4.40% due 06/15/2028................   $ 153,000 $  160,907
           L3 Technologies, Inc.
            Company Guar. Notes
            4.40% due 06/15/2028................      66,000     69,255
           United Technologies Corp.
            Senior Notes
            1.15% due 05/18/2024................ EUR 275,000    316,378
           United Technologies Corp.
            Senior Notes
            3.95% due 08/16/2025................     187,000    194,215
                                                             ----------
                                                                740,755
                                                             ----------
         Agricultural Chemicals -- 0.0%
           Mosaic Co.
            Senior Notes
            5.63% due 11/15/2043................      48,000     50,922
                                                             ----------
         Airlines -- 0.0%
           Atlas Air, Inc.
            Pass-Through Certs.
            Series 1999-1, Class B
            7.63% due 01/02/2020(4).............      24,546     24,688
                                                             ----------
         Applications Software -- 0.4%
           CDK Global, Inc.
            Senior Notes
            5.88% due 06/15/2026................     391,000    409,690
           Microsoft Corp.
            Senior Notes
            3.13% due 12/06/2028................ EUR 235,000    323,990
           SS&C Technologies, Inc.
            Company Guar. Notes
            5.50% due 09/30/2027*...............     420,000    424,200
                                                             ----------
                                                              1,157,880
                                                             ----------
         Auto-Cars/Light Trucks -- 0.4%
           Daimler Finance North America LLC
            Company Guar. Notes
            2.00% due 07/06/2021*...............      78,000     76,313
           Daimler Finance North America LLC
            Company Guar. Notes
            3.75% due 11/05/2021*...............     150,000    152,628
           General Motors Financial Co, Inc.
            Company Guar. Notes
            1.69% due 03/26/2025................ EUR 185,000    204,248
           General Motors Financial Co., Inc.
            Company Guar. Notes
            3.70% due 05/09/2023................      95,000     94,495
           Hyundai Capital America
            Senior Notes
            3.95% due 02/01/2022*...............     136,000    137,947
           Nissan Motor Acceptance Corp.
            Senior Notes
            2.65% due 07/13/2022*...............     234,000    228,440

                                              Principal    Value
                 Security Description         Amount(5)   (Note 2)
             Auto-Cars/Light Trucks (continued)
               Toyota Motor Credit Corp.
                Senior Notes
                3.45% due 09/20/2023........   $ 110,000 $  113,396
                                                         ----------
                                                          1,007,467
                                                         ----------
             Auto-Heavy Duty Trucks -- 0.3%
               Allison Transmission, Inc.
                Senior Notes
                5.00% due 10/01/2024*.......     361,000    360,098
               JB Poindexter & Co., Inc.
                Senior Notes
                7.13% due 04/15/2026*.......     440,000    441,245
                                                         ----------
                                                            801,343
                                                         ----------
             Banks-Commercial -- 0.5%
               BankUnited, Inc.
                Senior Notes
                4.88% due 11/17/2025........     358,000    372,825
               Regions Financial Corp.
                Sub. Notes
                7.38% due 12/10/2037........     218,000    290,638
               SunTrust Bank
                Senior Notes
                3.20% due 04/01/2024........     266,000    268,205
               SunTrust Bank
                Senior Notes
                3.50% due 08/02/2022........     108,000    109,518
               Webster Financial Corp.
                Senior Notes
                4.10% due 03/25/2029........     190,000    189,970
                                                         ----------
                                                          1,231,156
                                                         ----------
             Banks-Super Regional -- 0.4%
               Bank of America NA
                Senior Notes
                3.34% due 01/25/2023........     250,000    253,124
               Wells Fargo & Co.
                Senior Notes
                1.00% due 02/02/2027........ EUR 300,000    334,799
               Wells Fargo & Co.
                Senior Notes
                3.55% due 09/29/2025........     269,000    273,427
               Wells Fargo Bank NA
                Sub. Notes
                5.25% due 08/01/2023........ GBP 100,000    146,829
                                                         ----------
                                                          1,008,179
                                                         ----------
             Batteries/Battery Systems -- 0.4%
               Energizer Holdings, Inc.
                Company Guar. Notes
                6.38% due 07/15/2026*.......     485,000    497,125
               EnerSys
                Company Guar. Notes
                5.00% due 04/30/2023*.......     605,000    601,975
                                                         ----------
                                                          1,099,100
                                                         ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                    Principal   Value
                  Security Description              Amount(5)  (Note 2)
        U.S. CORPORATE BONDS & NOTES (continued)
        Beverages-Non-alcoholic -- 0.2%
          Coca-Cola Co.
           Senior Notes
           1.25% due 03/08/2031................... EUR 130,000 $147,744
          Keurig Dr Pepper, Inc.
           Company Guar. Notes
           4.42% due 05/25/2025*..................     205,000  212,431
          PepsiCo., Inc.
           Senior Notes
           2.75% due 04/30/2025...................     101,000  101,141
                                                               --------
                                                                461,316
                                                               --------
        Beverages-Wine/Spirits -- 0.0%
          Constellation Brands, Inc.
           Company Guar. Notes
           5.25% due 11/15/2048...................      95,000  100,748
                                                               --------
        Brewery -- 0.2%
          Anheuser-Busch Cos. LLC/Anheuser-Busch
           InBev Worldwide, Inc.
           Company Guar. Notes
           4.70% due 02/01/2036*..................     101,000  100,898
          Anheuser-Busch Cos. LLC/Anheuser-Busch
           InBev Worldwide, Inc.
           Company Guar. Notes
           4.90% due 02/01/2046*..................     104,000  104,456
          Anheuser-Busch InBev Worldwide, Inc.
           Company Guar. Notes
           4.60% due 04/15/2048...................      46,000   44,191
          Anheuser-Busch InBev Worldwide, Inc.
           Company Guar. Notes
           5.55% due 01/23/2049...................     248,000  272,192
                                                               --------
                                                                521,737
                                                               --------
        Broadcast Services/Program -- 0.1%
          Fox Corp.
           Senior Notes
           5.48% due 01/25/2039*..................      74,000   81,830
          Fox Corp.
           Senior Notes
           5.58% due 01/25/2049*..................      90,000  101,294
          Univision Communications, Inc.
           Senior Sec. Notes
           5.13% due 05/15/2023*..................     157,000  148,659
                                                               --------
                                                                331,783
                                                               --------
        Building & Construction Products-Misc. -- 0.3%
          Owens Corning
           Senior Notes
           4.30% due 07/15/2047...................     142,000  114,895
          Standard Industries, Inc.
           Senior Notes
           6.00% due 10/15/2025*..................     575,000  602,077
                                                               --------
                                                                716,972
                                                               --------
        Building & Construction-Misc. -- 0.3%
          Frontdoor, Inc.
           Senior Notes
           6.75% due 08/15/2026*..................     419,000  428,428

                                                      Principal   Value
                  Security Description                Amount(5)  (Note 2)
     Building & Construction-Misc. (continued)
       Weekley Homes LLC/Weekley Finance Corp.
        Senior Notes
        6.00% due 02/01/2023......................... $400,000  $  385,000
                                                                ----------
                                                                   813,428
                                                                ----------
     Building-Heavy Construction -- 0.4%
       Great Lakes Dredge & Dock Corp.
        Company Guar. Notes
        8.00% due 05/15/2022.........................  430,000     450,425
       Tutor Perini Corp.
        Company Guar. Notes
        6.88% due 05/01/2025*........................  690,000     687,502
                                                                ----------
                                                                 1,137,927
                                                                ----------
     Building-Residential/Commercial -- 0.0%
       Toll Brothers Finance Corp.
        Company Guar. Notes
        4.35% due 02/15/2028.........................  123,000     115,005
                                                                ----------
     Cable/Satellite TV -- 1.3%
       Block Communications, Inc.
        Senior Notes
        6.88% due 02/15/2025*........................  503,000     521,234
       CCO Holdings LLC/CCO Holdings
        Capital Corp.
        Senior Notes
        5.00% due 02/01/2028*........................  203,000     200,188
       CCO Holdings LLC/CCO Holdings
        Capital Corp.
        Senior Notes
        5.38% due 05/01/2025*........................  300,000     309,750
       CCO Holdings LLC/CCO Holdings
        Capital Corp.
        Senior Notes
        5.50% due 05/01/2026*........................  106,000     109,445
       CCO Holdings LLC/CCO Holdings
        Capital Corp.
        Senior Notes
        5.88% due 04/01/2024*........................  150,000     156,766
       Charter Communications Operating LLC/Charter
        Communications Operating Capital FRS
        Senior Sec. Notes
        4.39% (3 ML+1.65%)
        due 02/01/2024...............................  160,000     160,001
       Charter Communications Operating LLC/Charter
        Communications Operating Capital
        Senior Sec. Notes
        5.05% due 03/30/2029.........................  130,000     136,981
       Charter Communications Operating LLC/Charter
        Communications Operating Capital
        Senior Sec. Notes
        5.38% due 04/01/2038.........................   18,000      18,097
       Charter Communications Operating LLC/Charter
        Communications Operating Capital
        Senior Sec. Notes
        5.75% due 04/01/2048.........................   50,000      52,229
       Charter Communications Operating LLC/Charter
        Communications Operating Capital
        Senior Sec. Notes
        6.38% due 10/23/2035.........................   55,000      61,326

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                    Principal     Value
                 Security Description               Amount(5)    (Note 2)
      U.S. CORPORATE BONDS & NOTES (continued)
      Cable/Satellite TV (continued)
        Comcast Corp.
         Company Guar. Notes
         3.60% due 03/01/2024.....................   $  127,000 $  130,728
        Comcast Corp.
         Company Guar. Notes
         3.90% due 03/01/2038.....................       43,000     42,252
        Comcast Corp.
         Company Guar. Notes
         4.60% due 10/15/2038.....................      128,000    137,021
        Comcast Corp.
         Company Guar. Notes
         4.70% due 10/15/2048.....................       94,000    101,906
        CSC Holdings LLC
         Company Guar. Notes
         5.50% due 04/15/2027*....................    1,320,000  1,347,918
                                                                ----------
                                                                 3,485,842
                                                                ----------
      Casino Services -- 0.2%
        Eldorado Resorts, Inc.
         Company Guar. Notes
         6.00% due 09/15/2026.....................      435,000    441,525
                                                                ----------
      Cellular Telecom -- 1.0%
        Sprint Corp.
         Company Guar. Notes
         7.88% due 09/15/2023.....................    2,527,000  2,647,033
        Sprint Spectrum Co. LLC/Sprint Spectrum
         Co. II LLC/Sprint Spectrum Co. III LLC
         Senior Sec. Notes
         4.74% due 09/20/2029*....................      213,000    215,396
                                                                ----------
                                                                 2,862,429
                                                                ----------
      Chemicals-Diversified -- 0.2%
        Dow Chemical Co.
         Senior Notes
         5.55% due 11/30/2048*....................       90,000    100,343
        DowDuPont, Inc.
         Senior Notes
         4.73% due 11/15/2028.....................      130,000    140,451
        DowDuPont, Inc.
         Senior Notes
         5.42% due 11/15/2048.....................      118,000    134,602
        Eastman Chemical Co.
         Senior Notes
         1.50% due 05/26/2023..................... EUR  175,000    204,826
                                                                ----------
                                                                   580,222
                                                                ----------
      Chemicals-Fibers -- 0.2%
        Rayonier AM Products, Inc.
         Company Guar. Notes
         5.50% due 06/01/2024*....................      555,000    521,700
                                                                ----------
      Chemicals-Plastics -- 0.1%
        Neon Holdings, Inc.
         Senior Sec. Notes
         10.13% due 04/01/2026*...................      129,000    131,580
                                                                ----------

                                                    Principal     Value
                Security Description                Amount(5)    (Note 2)
     Chemicals-Specialty -- 0.1%
       Lubrizol Corp.
        Company Guar. Notes
        6.50% due 10/01/2034......................   $  107,000 $  140,796
                                                                ----------
     Coal -- 0.2%
       SunCoke Energy Partners LP/SunCoke Energy
        Partners Finance Corp.
        Company Guar. Notes
        7.50% due 06/15/2025*.....................      620,000    627,750
                                                                ----------
     Coatings/Paint -- 0.0%
       RPM International, Inc.
        Senior Notes
        4.25% due 01/15/2048......................       21,000     18,284
                                                                ----------
     Commercial Services -- 0.0%
       Ecolab, Inc.
        Senior Notes
        2.38% due 08/10/2022......................      119,000    117,453
                                                                ----------
     Commercial Services-Finance -- 0.2%
       Refinitiv US Holdings, Inc.
        Company Guar. Notes
        8.25% due 11/15/2026*.....................      605,000    593,656
                                                                ----------
     Computer Services -- 0.3%
       Harland Clarke Holdings Corp.
        Senior Sec. Notes
        8.38% due 08/15/2022*.....................       70,000     63,119
       IBM Credit LLC
        Senior Notes
        3.00% due 02/06/2023......................      533,000    537,001
       International Business Machines Corp.
        Senior Notes
        1.75% due 01/31/2031...................... EUR  250,000    292,893
                                                                ----------
                                                                   893,013
                                                                ----------
     Computer Software -- 0.2%
       Rackspace Hosting, Inc.
        Company Guar. Notes
        8.63% due 11/15/2024*.....................      475,000    423,168
                                                                ----------
     Computers -- 0.5%
       Apple, Inc.
        Senior Notes
        2.85% due 05/06/2021......................      101,000    101,665
       Diamond 1 Finance Corp./Diamond 2 Finance
        Corp.
        Senior Sec. Notes
        6.02% due 06/15/2026*.....................    1,010,000  1,086,306
       Diamond 1 Finance Corp./Diamond 2 Finance
        Corp.
        Senior Sec. Notes
        8.10% due 07/15/2036*.....................       76,000     89,289
       Hewlett Packard Enterprise Co.
        Senior Notes
        6.20% due 10/15/2035......................       32,000     33,852
                                                                ----------
                                                                 1,311,112
                                                                ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                     Principal    Value
                 Security Description                Amount(5)   (Note 2)
      U.S. CORPORATE BONDS & NOTES (continued)
      Computers-Integrated Systems -- 0.3%
        Diebold Nixdorf, Inc.
         Company Guar. Notes
         8.50% due 04/15/2024......................   $ 522,000 $  464,580
        Everi Payments, Inc.
         Company Guar. Notes
         7.50% due 12/15/2025*.....................     285,000    296,400
                                                                ----------
                                                                   760,980
                                                                ----------
      Consumer Products-Misc. -- 0.2%
        Central Garden & Pet Co.
         Company Guar. Notes
         5.13% due 02/01/2028......................     475,000    435,813
                                                                ----------
      Containers-Metal/Glass -- 0.4%
        Crown Americas LLC/Crown Americas Capital
         Corp. IV
         Company Guar. Notes
         4.50% due 01/15/2023......................     225,000    227,250
        Crown Cork & Seal Co., Inc.
         Company Guar. Notes
         7.38% due 12/15/2026......................     374,000    415,140
        Owens-Brockway Glass Container, Inc.
         Company Guar. Notes
         5.38% due 01/15/2025*.....................     426,000    433,455
                                                                ----------
                                                                 1,075,845
                                                                ----------
      Containers-Paper/Plastic -- 0.0%
        Sealed Air Corp.
         Company Guar. Notes
         5.13% due 12/01/2024*.....................      76,000     78,733
                                                                ----------
      Cosmetics & Toiletries -- 0.5%
        Coty, Inc.
         Company Guar. Notes
         6.50% due 04/15/2026*.....................     625,000    610,938
        First Quality Finance Co., Inc.
         Company Guar. Notes
         5.00% due 07/01/2025*.....................     548,000    532,946
        Procter & Gamble Co.
         Senior Notes
         1.88% due 10/30/2038...................... EUR 230,000    283,293
                                                                ----------
                                                                 1,427,177
                                                                ----------
      Diagnostic Equipment -- 0.2%
        Ortho-Clinical Diagnostics, Inc.
         Senior Notes
         6.63% due 05/15/2022*.....................     482,000    457,418
        Thermo Fisher Scientific, Inc.
         Senior Notes
         2.88% due 07/24/2037...................... EUR 120,000    148,147
                                                                ----------
                                                                   605,565
                                                                ----------
      Dialysis Centers -- 0.2%
        DaVita HealthCare Partners, Inc.
         Company Guar. Notes
         5.13% due 07/15/2024......................     600,000    592,500
                                                                ----------

                                                Principal   Value
                  Security Description          Amount(5)  (Note 2)
             Distribution/Wholesale -- 0.2%
               H&E Equipment Services, Inc.
                Company Guar. Notes
                5.63% due 09/01/2025..........   $ 420,000 $418,950
                                                           --------
             Diversified Banking Institutions -- 1.5%
               Bank of America Corp.
                Senior Notes
                0.75% due 07/26/2023.......... EUR 325,000  369,637
               Bank of America Corp.
                Senior Notes
                2.38% due 06/19/2024.......... EUR 300,000  367,608
               Bank of America Corp.
                Senior Notes
                3.55% due 03/05/2024..........      83,000   84,288
               Bank of America Corp.
                Senior Notes
                3.86% due 07/23/2024..........     103,000  105,926
               Bank of America Corp.
                Sub. Notes
                4.18% due 11/25/2027..........     244,000  247,780
               Bank of America Corp.
                Senior Notes
                4.27% due 07/23/2029..........      71,000   73,927
               Citigroup, Inc.
                Senior Notes
                2.75% due 01/24/2024.......... GBP 100,000  133,753
               Citigroup, Inc.
                Senior Notes
                3.20% due 10/21/2026..........     122,000  119,491
               Citigroup, Inc.
                Senior Notes
                3.30% due 04/27/2025..........      53,000   52,871
               Citigroup, Inc.
                Sub. Notes
                4.45% due 09/29/2027..........     176,000  180,829
               Citigroup, Inc.
                Senior Notes
                4.65% due 07/23/2048..........     134,000  143,659
               Citigroup, Inc.
                Sub. Notes
                5.88% due 02/22/2033..........     107,000  122,402
               Citigroup, Inc.
                Sub. Notes
                6.00% due 10/31/2033..........      50,000   58,432
               Goldman Sachs Group, Inc.
                Senior Notes
                1.25% due 05/01/2025.......... EUR 150,000  170,571
               Goldman Sachs Group, Inc.
                Senior Notes
                2.00% due 11/01/2028.......... EUR 175,000  203,939
               Goldman Sachs Group, Inc.
                Senior Notes
                2.35% due 11/15/2021..........     196,000  192,976
               Goldman Sachs Group, Inc.
                Senior Notes
                3.63% due 02/20/2024..........     123,000  124,258

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                   Principal   Value
                   Security Description            Amount(5)  (Note 2)
         U.S. CORPORATE BONDS & NOTES (continued)
         Diversified Banking Institutions (continued)
           Goldman Sachs Group, Inc.
            Senior Notes
            4.02% due 10/31/2038.................. $130,000  $  124,131
           Goldman Sachs Group, Inc.
            Sub. Notes
            4.25% due 10/21/2025..................  113,000     115,669
           Goldman Sachs Group, Inc.
            Sub. Notes
            6.75% due 10/01/2037..................  118,000     143,851
           JPMorgan Chase & Co.
            Senior Notes
            3.21% due 04/01/2023..................  295,000     296,775
           Morgan Stanley
            Senior Notes
            4.43% due 01/23/2030..................  106,000     111,642
           Morgan Stanley
            Sub. Notes
            5.00% due 11/24/2025..................  516,000     553,085
                                                             ----------
                                                              4,097,500
                                                             ----------
         Diversified Manufacturing Operations -- 0.2%
           3M Co.
            Senior Notes
            3.25% due 02/14/2024..................   79,000      81,396
           General Electric Capital Corp.
            Sub. Notes
            5.30% due 02/11/2021..................  260,000     269,094
           Illinois Tool Works, Inc.
            Senior Notes
            3.50% due 03/01/2024..................   87,000      89,900
                                                             ----------
                                                                440,390
                                                             ----------
         E-Commerce/Products -- 0.0%
           Amazon.com, Inc.
            Senior Notes
            4.80% due 12/05/2034..................   60,000      69,852
                                                             ----------
         Electric-Distribution -- 0.1%
           Oglethorpe Power Corp.
            1st Mtg. Notes
            5.05% due 10/01/2048*.................  209,000     230,348
                                                             ----------
         Electric-Generation -- 0.0%
           Basin Electric Power Cooperative
            1st Mtg. Notes
            4.75% due 04/26/2047*.................   40,000      42,570
                                                             ----------
         Electric-Integrated -- 0.9%
           Appalachian Power Co.
            Senior Notes
            4.50% due 03/01/2049..................   47,000      48,903
           Dominion Resources, Inc.
            Senior Notes
            5.25% due 08/01/2033..................  164,000     184,040
           DTE Electric Co.
            General Refunding Mtg.
            3.95% due 03/01/2049..................  183,000     187,150
           Duke Energy Progress LLC
            1st Mtg. Notes
            2.80% due 05/15/2022..................   72,000      72,405

                                                 Principal   Value
                  Security Description           Amount(5)  (Note 2)
          Electric-Integrated (continued)
            Entergy Arkansas LLC
             1st Mtg. Notes
             4.20% due 04/01/2049............... $ 69,000  $   71,239
            Entergy Texas, Inc.
             1st Mtg. Notes
             4.50% due 03/30/2039...............  264,000     277,938
            FirstEnergy Corp.
             Senior Notes
             7.38% due 11/15/2031...............  370,000     489,496
            FirstEnergy Transmission LLC
             Senior Notes
             4.55% due 04/01/2049*..............   66,000      67,288
            Georgia Power Co.
             Senior Notes
             2.00% due 09/08/2020...............  109,000     107,992
            Interstate Power & Light Co.
             Senior Notes
             3.60% due 04/01/2029...............   76,000      76,196
            Jersey Central Power & Light Co.
             Senior Notes
             4.30% due 01/15/2026*..............   54,000      56,216
            Kansas City Power & Light Co.
             General Refunding Mtg. Notes
             4.13% due 04/01/2049...............   49,000      50,658
            Louisville Gas & Electric Co.
             1st Mtg. Bonds
             4.25% due 04/01/2049...............  146,000     153,665
            Public Service Co. of Colorado
             1st Mtg. Bonds
             3.70% due 06/15/2028...............  148,000     154,094
            Public Service Co. of Colorado
             1st Mtg. Bonds
             4.10% due 06/15/2048...............   88,000      92,624
            South Carolina Electric & Gas Co.
             1st Mtg. Notes
             4.35% due 02/01/2042...............   35,000      37,115
            South Carolina Electric & Gas Co.
             1st Mtg. Bonds
             5.10% due 06/01/2065...............  230,000     264,051
                                                           ----------
                                                            2,391,070
                                                           ----------
          Electronic Components-Semiconductors -- 0.2%
            Amkor Technology, Inc.
             Senior Notes
             6.63% due 09/15/2027*..............  372,000     377,580
            Micron Technology, Inc.
             Senior Notes
             5.33% due 02/06/2029...............  111,000     113,916
                                                           ----------
                                                              491,496
                                                           ----------
          Electronic Measurement Instruments -- 0.1%
            Trimble, Inc.
             Senior Notes
             4.75% due 12/01/2024...............   12,000      12,327
            Trimble, Inc.
             Senior Notes
             4.90% due 06/15/2028...............  238,000     243,154
                                                           ----------
                                                              255,481
                                                           ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                   Principal   Value
                   Security Description            Amount(5)  (Note 2)
         U.S. CORPORATE BONDS & NOTES (continued)
         Electronic Parts Distribution -- 0.3%
           Arrow Electronics, Inc.
            Senior Notes
            4.00% due 04/01/2025.................. $ 68,000  $   67,992
           Ingram Micro, Inc.
            Senior Notes
            5.45% due 12/15/2024..................  666,000     660,317
                                                             ----------
                                                                728,309
                                                             ----------
         Electronic Security Devices -- 0.2%
           ADT Corp.
            Senior Sec. Notes
            4.13% due 06/15/2023..................  420,000     405,090
                                                             ----------
         Energy-Alternate Sources -- 0.2%
           Pattern Energy Group, Inc.
            Company Guar. Notes
            5.88% due 02/01/2024*.................  630,000     641,025
                                                             ----------
         Enterprise Software/Service -- 0.3%
           Donnelley Financial Solutions, Inc.
            Company Guar. Notes
            8.25% due 10/15/2024..................  603,000     607,522
           Oracle Corp.
            Senior Notes
            2.95% due 11/15/2024..................  204,000     204,370
                                                             ----------
                                                                811,892
                                                             ----------
         Finance-Auto Loans -- 0.1%
           Credit Acceptance Corp.
            Company Guar. Notes
            6.63% due 03/15/2026*.................  348,000     353,777
                                                             ----------
         Finance-Consumer Loans -- 0.9%
           Enova International, Inc.
            Company Guar. Notes
            8.50% due 09/01/2024*.................  638,000     599,720
           Enova International, Inc.
            Company Guar. Notes
            8.50% due 09/15/2025*.................  351,000     326,869
           SLM Corp.
            Senior Notes
            5.63% due 08/01/2033..................  836,000     639,540
           Springleaf Finance Corp.
            Company Guar. Notes
            6.88% due 03/15/2025..................  650,000     670,312
           Springleaf Finance Corp.
            Company Guar. Notes
            7.13% due 03/15/2026..................  183,000     186,316
           Synchrony Financial
            Senior Notes
            4.25% due 08/15/2024..................   94,000      94,567
           Synchrony Financial
            Senior Notes
            4.38% due 03/19/2024..................   68,000      68,877
                                                             ----------
                                                              2,586,201
                                                             ----------
         Finance-Credit Card -- 0.2%
           Alliance Data Systems Corp.
            Company Guar. Notes
            5.88% due 11/01/2021*.................  400,000     409,000

                                                           Principal  Value
                   Security Description                    Amount(5) (Note 2)
   Finance-Credit Card (continued)
     American Express Co.
      Senior Notes
      3.40% due 02/22/2024................................ $190,000  $193,058
     American Express Co.
      Senior Notes
      4.20% due 11/06/2025................................   64,000    67,679
                                                                     --------
                                                                      669,737
                                                                     --------
   Finance-Investment Banker/Broker -- 0.2%
     Jefferies Group LLC/Jefferies Group Capital
      Finance, Inc.
      Senior Notes
      4.15% due 01/23/2030................................  103,000    94,300
     Lehman Brothers Holdings, Inc.
      Escrow Notes
      6.75% due 12/28/2017+(4)............................  280,000        28
     Lehman Brothers Holdings, Inc.
      Escrow Notes
      7.50% due 05/11/2038+(4)............................  361,000        36
     LPL Holdings, Inc.
      Company Guar. Notes
      5.75% due 09/15/2025*...............................  565,000   572,232
                                                                     --------
                                                                      666,596
                                                                     --------
   Finance-Mortgage Loan/Banker -- 0.2%
     Quicken Loans, Inc.
      Company Guar. Notes
      5.75% due 05/01/2025*...............................  650,000   652,275
                                                                     --------
   Finance-Other Services -- 0.1%
     National Rural Utilities Cooperative Finance Corp.
      Senior Notes
      2.30% due 09/15/2022................................  140,000   137,881
     National Rural Utilities Cooperative Finance Corp.
      Collateral Trust Notes
      2.40% due 04/25/2022................................   84,000    83,416
                                                                     --------
                                                                      221,297
                                                                     --------
   Food-Meat Products -- 0.1%
     Smithfield Foods, Inc.
      Senior Notes
      2.65% due 10/03/2021*...............................   78,000    74,991
     Smithfield Foods, Inc.
      Senior Notes
      5.20% due 04/01/2029*...............................   38,000    38,193
     Tyson Foods, Inc.
      Senior Notes
      5.10% due 09/28/2048................................  108,000   109,919
                                                                     --------
                                                                      223,103
                                                                     --------
   Food-Misc./Diversified -- 0.4%
     Conagra Brands, Inc.
      Senior Notes
      5.40% due 11/01/2048................................  115,000   115,626
     Conagra Brands, Inc.
      Senior Notes
      7.00% due 10/01/2028................................  104,000   121,592

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                     Principal   Value
                  Security Description               Amount(5)  (Note 2)
      U.S. CORPORATE BONDS & NOTES (continued)
      Food-Misc./Diversified (continued)
        General Mills, Inc.
         Senior Notes
         4.70% due 04/17/2048....................... $121,000  $  120,815
        Kraft Heinz Foods Co.
         Sec. Notes
         4.88% due 02/15/2025*......................  174,000     177,910
        Mars, Inc.
         Company Guar. Notes
         4.20% due 04/01/2059*......................   68,000      69,707
        Mondelez International, Inc.
         Senior Notes
         3.63% due 02/13/2026.......................  124,000     125,683
        Nestle Holdings, Inc.
         Company Guar. Notes
         3.50% due 09/24/2025*......................  152,000     157,605
        Post Holdings, Inc.
         Company Guar. Notes
         5.50% due 03/01/2025*......................  330,000     333,713
                                                               ----------
                                                                1,222,651
                                                               ----------
      Food-Retail -- 0.2%
        Albertsons Cos. LLC/Safeway, Inc./New
         Albertsons LP/Albertson's LLC
         Company Guar. Notes
         5.75% due 03/15/2025.......................  416,000     394,680
        Kroger Co.
         Senior Notes
         5.40% due 01/15/2049.......................   77,000      79,787
                                                               ----------
                                                                  474,467
                                                               ----------
      Gambling (Non-Hotel) -- 0.2%
        Scientific Games International, Inc.
         Company Guar. Notes
         8.25% due 03/15/2026*......................  405,000     413,363
        Waterford Gaming LLC/Waterford Gaming
         Financial Corp.
         Escrow Notes
         8.63% due 09/15/2014*+(4)..................  478,062      26,389
                                                               ----------
                                                                  439,752
                                                               ----------
      Gas-Distribution -- 0.0%
        NiSource, Inc.
         Senior Notes
         5.65% due 02/01/2045.......................   61,000      70,879
                                                               ----------
      Hotels/Motels -- 0.3%
        Hilton Grand Vacations Borrower LLC/Hilton
         Grand Vacations Borrower, Inc.
         Company Guar. Notes
         6.13% due 12/01/2024.......................  247,000     256,263
        Wyndham Worldwide Corp.
         Senior Sec. Notes
         5.40% due 04/01/2024.......................  136,000     138,040
        Wyndham Worldwide Corp.
         Senior Sec. Notes
         5.75% due 04/01/2027.......................  436,000     432,468
                                                               ----------
                                                                  826,771
                                                               ----------

                                                  Principal   Value
                  Security Description            Amount(5)  (Note 2)
          Industrial Automated/Robotic -- 0.0%
            Rockwell Automation, Inc.
             Senior Notes
             4.20% due 03/01/2049...............   $  47,000 $ 49,618
                                                             --------
          Insurance Brokers -- 0.0%
            Marsh & McLennan Cos., Inc.
             Senior Notes
             3.50% due 12/29/2020...............      54,000   54,718
            Willis North America, Inc.
             Company Guar. Notes
             5.05% due 09/15/2048...............      69,000   71,796
                                                             --------
                                                              126,514
                                                             --------
          Insurance-Life/Health -- 0.0%
            Brighthouse Financial, Inc.
             Senior Notes
             4.70% due 06/22/2047...............      85,000   67,758
                                                             --------
          Insurance-Multi-line -- 0.0%
            Assurant, Inc.
             Senior Notes
             6.75% due 02/15/2034...............      77,000   88,685
                                                             --------
          Insurance-Property/Casualty -- 0.3%
            ACE INA Holdings, Inc.
             Company Guar. Notes
             2.88% due 11/03/2022...............      75,000   75,599
            AmWINS Group, Inc.
             Company Guar. Notes
             7.75% due 07/01/2026*..............     470,000  468,825
            Chubb INA Holdings, Inc.
             Company Guar. Notes
             2.50% due 03/15/2038............... EUR 150,000  179,101
                                                             --------
                                                              723,525
                                                             --------
          Internet Connectivity Services -- 0.2%
            Cogent Communications Group, Inc.
             Senior Sec. Notes
             5.38% due 03/01/2022*..............     407,000  416,158
                                                             --------
          Internet Content-Entertainment -- 0.2%
            Netflix, Inc.
             Senior Notes
             4.38% due 11/15/2026...............     122,000  119,713
            Netflix, Inc.
             Senior Notes
             5.88% due 02/15/2025...............     476,000  514,389
                                                             --------
                                                              634,102
                                                             --------
          Investment Companies -- 0.2%
            FS Energy & Power Fund
             Senior Sec. Notes
             7.50% due 08/15/2023*..............     462,000  473,839
                                                             --------
          Investment Management/Advisor Services -- 0.0%
            Ameriprise Financial, Inc.
             Senior Notes
             3.00% due 03/22/2022...............      99,000   99,569
                                                             --------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                   Principal   Value
                   Security Description            Amount(5)  (Note 2)
         U.S. CORPORATE BONDS & NOTES (continued)
         Machinery-Construction & Mining -- 0.2%
           Caterpillar Financial Services Corp.
            Senior Notes
            2.55% due 11/29/2022.................. $ 78,000  $   77,614
           Caterpillar Financial Services Corp.
            Senior Notes
            3.15% due 09/07/2021..................   59,000      59,680
           Caterpillar Financial Services Corp.
            Senior Notes
            3.45% due 05/15/2023..................   98,000     100,737
           Terex Corp.
            Company Guar. Notes
            5.63% due 02/01/2025*.................  429,000     426,855
                                                             ----------
                                                                664,886
                                                             ----------
         Machinery-Electrical -- 0.0%
           ABB Finance USA, Inc.
            Company Guar. Notes
            3.38% due 04/03/2023..................  125,000     127,011
                                                             ----------
         Machinery-Farming -- 0.2%
           CNH Industrial Capital LLC
            Company Guar. Notes
            4.20% due 01/15/2024..................  208,000     213,474
           John Deere Capital Corp.
            Senior Notes
            2.95% due 04/01/2022..................  182,000     183,651
           John Deere Capital Corp.
            Senior Notes
            3.45% due 01/10/2024..................  108,000     110,992
           John Deere Capital Corp.
            Senior Notes
            3.65% due 10/12/2023..................   60,000      62,232
                                                             ----------
                                                                570,349
                                                             ----------
         Machinery-General Industrial -- 0.1%
           Roper Technologies, Inc.
            Senior Notes
            4.20% due 09/15/2028..................  210,000     217,674
                                                             ----------
         Medical Labs & Testing Services -- 0.4%
           Laboratory Corp. of America Holdings
            Senior Notes
            3.25% due 09/01/2024..................  216,000     213,699
           Laboratory Corp. of America Holdings
            Senior Notes
            4.70% due 02/01/2045..................   96,000      93,566
           MEDNAX, Inc.
            Company Guar. Notes
            5.25% due 12/01/2023*.................  770,000     779,625
                                                             ----------
                                                              1,086,890
                                                             ----------
         Medical Products -- 0.1%
           Baxter International, Inc.
            Senior Notes
            3.50% due 08/15/2046..................   78,000      67,406
           Hologic, Inc.
            Company Guar. Notes
            4.38% due 10/15/2025*.................  325,000     323,310
                                                             ----------
                                                                390,716
                                                             ----------

                                                Principal  Value
                   Security Description         Amount(5) (Note 2)
             Medical-Biomedical/Gene -- 0.1%
               Celgene Corp.
                Senior Notes
                3.63% due 05/15/2024........... $119,000  $120,820
               Celgene Corp.
                Senior Notes
                4.55% due 02/20/2048...........   10,000    10,146
               Celgene Corp.
                Senior Notes
                4.63% due 05/15/2044...........   68,000    68,470
                                                          --------
                                                           199,436
                                                          --------
             Medical-Drugs -- 0.1%
               AbbVie, Inc.
                Senior Notes
                4.45% due 05/14/2046...........   67,000    62,124
               AbbVie, Inc.
                Senior Notes
                4.88% due 11/14/2048...........   63,000    61,963
               GlaxoSmithKline Capital, Inc.
                Company Guar. Notes
                3.38% due 05/15/2023...........   74,000    75,690
                                                          --------
                                                           199,777
                                                          --------
             Medical-Generic Drugs -- 0.2%
               Mylan, Inc.
                Company Guar. Notes
                4.55% due 04/15/2028...........   95,000    92,359
               Par Pharmaceutical, Inc.
                Senior Sec. Notes
                7.50% due 04/01/2027*..........  396,000   401,544
                                                          --------
                                                           493,903
                                                          --------
             Medical-HMO -- 0.2%
               Centene Corp.
                Senior Notes
                4.75% due 01/15/2025...........  141,000   143,820
               UnitedHealth Group, Inc.
                Senior Bonds
                2.38% due 10/15/2022...........  302,000   298,866
               UnitedHealth Group, Inc.
                Senior Notes
                3.75% due 07/15/2025...........  107,000   111,690
                                                          --------
                                                           554,376
                                                          --------
             Medical-Hospitals -- 0.3%
               HCA, Inc.
                Senior Sec. Notes
                5.25% due 06/15/2026...........   76,000    81,432
               HCA, Inc.
                Company Guar. Notes
                5.38% due 02/01/2025...........  800,000   848,000
                                                          --------
                                                           929,432
                                                          --------
             Medical-Wholesale Drug Distribution -- 0.1%
               Allergan Sales LLC
                Company Guar. Notes
                4.88% due 02/15/2021*..........   67,000    68,930

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                    Principal   Value
                   Security Description             Amount(5)  (Note 2)
         U.S. CORPORATE BONDS & NOTES (continued)
         Medical-Wholesale Drug Distribution (continued)
           Cardinal Health, Inc.
            Senior Notes
            4.60% due 03/15/2043..................   $ 190,000 $175,106
                                                               --------
                                                                244,036
                                                               --------
         Metal Processors & Fabrication -- 0.2%
           Novelis Corp.
            Company Guar. Notes
            5.88% due 09/30/2026*.................     300,000  298,875
           Novelis Corp.
            Company Guar. Notes
            6.25% due 08/15/2024*.................     196,000  200,410
                                                               --------
                                                                499,285
                                                               --------
         Metal-Copper -- 0.2%
           Freeport-McMoRan Copper & Gold, Inc.
            Company Guar. Notes
            3.88% due 03/15/2023..................     425,000  418,884
                                                               --------
         Metal-Diversified -- 0.1%
           Glencore Funding LLC
            Company Guar. Notes
            4.13% due 03/12/2024*.................     134,000  135,296
                                                               --------
         Metal-Iron -- 0.2%
           Cleveland-Cliffs, Inc.
            Company Guar. Notes
            5.75% due 03/01/2025..................     517,000  495,028
                                                               --------
         Multimedia -- 0.2%
           E.W. Scripps Co.
            Company Guar. Notes
            5.13% due 05/15/2025*.................     444,000  422,910
           Time Warner, Inc.
            Company Guar. Notes
            4.85% due 07/15/2045..................      38,000   38,356
           Warner Media LLC
            Company Guar. Notes
            1.95% due 09/15/2023.................. EUR 160,000  188,450
                                                               --------
                                                                649,716
                                                               --------
         Networking Products -- 0.0%
           Cisco Systems, Inc.
            Senior Notes
            2.20% due 02/28/2021..................      92,000   91,391
                                                               --------
         Office Supplies & Forms -- 0.0%
           Avery Dennison Corp.
            Senior Notes
            4.88% due 12/06/2028..................      72,000   77,070
                                                               --------
         Oil Companies-Exploration & Production -- 1.6%
           Anadarko Petroleum Corp.
            Senior Notes
            6.45% due 09/15/2036..................     114,000  131,164
           Callon Petroleum Co.
            Company Guar. Notes
            6.38% due 07/01/2026..................     425,000  426,062
           Centennial Resource Production LLC
            Company Guar. Notes
            6.88% due 04/01/2027*.................     237,000  239,323

                                                    Principal   Value
                  Security Description              Amount(5)  (Note 2)
       Oil Companies-Exploration & Production (continued)
         Chaparral Energy, Inc.
          Senior Notes
          8.75% due 07/15/2023*.................... $704,000  $  482,240
         Cimarex Energy Co.
          Senior Notes
          4.38% due 03/15/2029.....................   66,000      67,922
         Continental Resources, Inc.
          Company Guar. Notes
          4.50% due 04/15/2023.....................   93,000      96,272
         Extraction Oil & Gas, Inc.
          Company Guar. Notes
          5.63% due 02/01/2026*....................  550,000     422,125
         Hilcorp Energy I LP/Hilcorp Finance Co.
          Senior Notes
          5.00% due 12/01/2024*....................  702,000     682,906
         Lonestar Resources America, Inc.
          Company Guar. Notes
          11.25% due 01/01/2023*...................  521,000     505,370
         Marathon Oil Corp.
          Senior Notes
          6.60% due 10/01/2037.....................   52,000      61,246
         Noble Energy, Inc.
          Senior Notes
          4.95% due 08/15/2047.....................  165,000     162,958
         Southwestern Energy Co.
          Company Guar. Notes
          7.50% due 04/01/2026.....................  450,000     459,000
         WildHorse Resource Development Corp.
          Company Guar. Notes
          6.88% due 02/01/2025.....................  565,000     567,825
                                                              ----------
                                                               4,304,413
                                                              ----------
       Oil Companies-Integrated -- 0.0%
         Chevron Corp.
          Senior Notes
          2.90% due 03/03/2024.....................  119,000     120,361
                                                              ----------
       Oil Field Machinery & Equipment -- 0.3%
         Forum Energy Technologies, Inc.
          Company Guar. Notes
          6.25% due 10/01/2021.....................  335,000     296,475
         Hi-Crush Partners LP
          Senior Notes
          9.50% due 08/01/2026*....................  750,000     577,500
                                                              ----------
                                                                 873,975
                                                              ----------
       Oil Refining & Marketing -- 0.0%
         Valero Energy Corp.
          Senior Notes
          4.00% due 04/01/2029.....................  103,000     103,940
                                                              ----------
       Oil-Field Services -- 0.7%
         Apergy Corp.
          Company Guar. Notes
          6.38% due 05/01/2026.....................  325,000     329,062
         Calfrac Holdings LP
          Senior Notes
          8.50% due 06/15/2026*....................  605,000     468,875

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                       Principal   Value
                  Security Description                 Amount(5)  (Note 2)
     U.S. CORPORATE BONDS & NOTES (continued)
     Oil-Field Services (continued)
       Nine Energy Service, Inc.
        Senior Notes
        8.75% due 11/01/2023*......................... $240,000  $  247,800
       Pioneer Energy Services Corp.
        Company Guar. Notes
        6.13% due 03/15/2022..........................  390,000     241,800
       Schlumberger Holdings Corp.
        Senior Notes
        3.75% due 05/01/2024*.........................  101,000     103,208
       USA Compression Partners LP/USA Compression
        Finance Corp.
        Company Guar. Notes
        6.88% due 04/01/2026..........................  375,000     384,844
       USA Compression Partners LP/USA Compression
        Finance Corp.
        Senior Notes
        6.88% due 09/01/2027*.........................  101,000     102,641
                                                                 ----------
                                                                  1,878,230
                                                                 ----------
     Paper & Related Products -- 0.2%
       Domtar Corp.
        Company Guar. Notes
        6.75% due 02/15/2044..........................  235,000     242,900
       Georgia-Pacific LLC
        Senior Notes
        3.73% due 07/15/2023*.........................  110,000     112,865
       Georgia-Pacific LLC
        Company Guar. Notes
        5.40% due 11/01/2020*.........................  111,000     115,386
                                                                 ----------
                                                                    471,151
                                                                 ----------
     Petrochemicals -- 0.0%
       Chevron Phillips Chemical Co. LLC/Chevron
        Phillips Chemical Co. LP
        Senior Notes
        3.30% due 05/01/2023*.........................   67,000      67,728
                                                                 ----------
     Pharmacy Services -- 0.2%
       Cigna Corp.
        Company Guar. Notes
        4.80% due 08/15/2038*.........................  100,000     102,779
       Cigna Corp.
        Company Guar. Notes
        4.90% due 12/15/2048*.........................   98,000     101,126
       CVS Health Corp.
        Senior Notes
        4.78% due 03/25/2038..........................  451,000     446,622
                                                                 ----------
                                                                    650,527
                                                                 ----------
     Pipelines -- 1.8%
       Antero Midstream Partners LP/Antero Midstream
        Finance Corp.
        Senior Notes
        5.75% due 03/01/2027*.........................  198,000     200,970
       Buckeye Partners LP
        Senior Notes
        3.95% due 12/01/2026..........................  127,000     120,747

                                                        Principal   Value
                  Security Description                  Amount(5)  (Note 2)
    Pipelines (continued)
      Cheniere Corpus Christi Holdings LLC
       Senior Sec. Notes
       7.00% due 06/30/2024...........................   $ 640,000 $722,432
      Cheniere Energy Partners LP
       Senior Sec. Notes
       5.25% due 10/01/2025...........................     235,000  240,287
      Colorado Interstate Gas Co. LLC/Colorado
       Interstate Issuing Corp.
       Company Guar. Notes
       4.15% due 08/15/2026*..........................      98,000   99,651
      Enable Midstream Partners LP
       Senior Notes
       4.95% due 05/15/2028...........................      75,000   75,938
      Energy Transfer Operating LP
       Company Guar. Notes
       4.25% due 03/15/2023...........................      58,000   59,506
      Energy Transfer Operating LP
       Company Guar. Notes
       4.50% due 04/15/2024...........................      81,000   84,454
      Energy Transfer Operating LP
       Company Guar. Notes
       5.25% due 04/15/2029...........................      89,000   95,438
      Energy Transfer Operating LP
       Company Guar. Notes
       6.25% due 04/15/2049...........................      67,000   75,046
      Energy Transfer Partners LP
       Company Guar. Notes
       4.90% due 03/15/2035...........................      63,000   59,866
      EnLink Midstream Partners LP
       Senior Notes
       5.05% due 04/01/2045...........................      20,000   17,250
      Enterprise Products Operating LLC
       Company Guar. Notes
       4.80% due 02/01/2049...........................      89,000   94,672
      Genesis Energy LP/Genesis Energy Finance Corp.
       Company Guar. Notes
       6.00% due 05/15/2023...........................     532,000  535,990
      Holly Energy Partners LP/Holly Energy Finance
       Corp.
       Company Guar. Notes
       6.00% due 08/01/2024*..........................     395,000  407,640
      Kinder Morgan Energy Partners LP
       Company Guar. Notes
       6.95% due 01/15/2038...........................     110,000  134,312
      Kinder Morgan, Inc.
       Company Guar. Notes
       1.50% due 03/16/2022........................... EUR 275,000  320,201
      Magellan Midstream Partners LP
       Senior Notes
       4.85% due 02/01/2049...........................      76,000   80,662
      MPLX LP
       Senior Notes
       4.00% due 03/15/2028...........................     111,000  110,310
      MPLX LP
       Senior Notes
       4.13% due 03/01/2027...........................      48,000   48,302

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                       Principal    Value
                 Security Description                  Amount(5)   (Note 2)
    U.S. CORPORATE BONDS & NOTES (continued)
    Pipelines (continued)
      MPLX LP
       Senior Notes
       5.50% due 02/15/2049..........................   $ 150,000 $  159,999
      SemGroup Corp./Rose Rock Finance Corp.
       Company Guar. Notes
       5.63% due 07/15/2022..........................     706,000    698,057
      Summit Midstream Holdings LLC/Summit
       Midstream Finance Corp.
       Company Guar. Notes
       5.50% due 08/15/2022..........................     467,000    462,330
      Williams Cos., Inc.
       Senior Notes
       5.75% due 06/24/2044..........................     120,000    131,991
                                                                  ----------
                                                                   5,036,051
                                                                  ----------
    Platinum -- 0.1%
      Stillwater Mining Co.
       Company Guar. Notes
       7.13% due 06/27/2025..........................     200,000    195,260
                                                                  ----------
    Poultry -- 0.3%
      Pilgrim's Pride Corp.
       Company Guar. Notes
       5.88% due 09/30/2027*.........................     685,000    690,138
                                                                  ----------
    Publishing-Books -- 0.2%
      McGraw-Hill Global Education Holdings LLC/
       McGraw-Hill Global Education Finance
       Senior Notes
       7.88% due 05/15/2024*.........................     515,000    412,000
                                                                  ----------
    Radio -- 0.2%
      Sirius XM Radio, Inc.
       Company Guar. Notes
       5.38% due 07/15/2026*.........................     488,000    498,516
                                                                  ----------
    Real Estate Investment Trusts -- 1.8%
      American Tower Corp.
       Senior Notes
       1.95% due 05/22/2026.......................... EUR 130,000    150,086
      American Tower Corp.
       Senior Notes
       4.00% due 06/01/2025..........................      87,000     89,556
      Columbia Property Trust Operating Partnership
       LP
       Company Guar. Notes
       4.15% due 04/01/2025..........................     106,000    106,034
      Crown Castle International Corp.
       Senior Notes
       5.20% due 02/15/2049..........................      95,000     99,965
      CTR Partnership LP/CareTrust Capital Corp.
       Company Guar. Notes
       5.25% due 06/01/2025..........................     426,000    427,615
      ERP Operating LP
       Senior Notes
       4.15% due 12/01/2028..........................      56,000     59,712
      ESH Hospitality, Inc.
       Company Guar. Notes
       5.25% due 05/01/2025*.........................     710,000    705,264

                                                      Principal   Value
                  Security Description                Amount(5)  (Note 2)
      Real Estate Investment Trusts (continued)
        GEO Group, Inc.
         Company Guar. Notes
         5.13% due 04/01/2023........................ $350,000  $  310,625
        GEO Group, Inc.
         Company Guar. Notes
         5.88% due 10/15/2024........................  310,000     271,250
        GLP Capital LP/GLP Financing II, Inc.
         Company Guar. Notes
         5.38% due 04/15/2026........................  340,000     355,266
        Iron Mountain, Inc.
         Company Guar. Notes
         4.88% due 09/15/2027*.......................  435,000     417,600
        iStar, Inc.
         Senior Notes
         5.25% due 09/15/2022........................  427,000     418,994
        MGM Growth Properties Operating Partnership
         LP/MGP Finance Co-Issuer, Inc.
         Company Guar. Notes
         5.75% due 02/01/2027*.......................  179,000     185,265
        MPT Operating Partnership LP/MPT Finance
         Corp.
         Company Guar. Notes
         5.00% due 10/15/2027........................  506,000     514,855
        Sabra Health Care LP
         Company Guar. Notes
         5.13% due 08/15/2026........................  550,000     538,402
        Simon Property Group LP
         Senior Notes
         4.13% due 12/01/2021........................  122,000     126,195
        Starwood Property Trust, Inc.
         Senior Notes
         4.75% due 03/15/2025........................  310,000     308,450
                                                                ----------
                                                                 5,085,134
                                                                ----------
      Real Estate Management/Services -- 0.3%
        Newmark Group, Inc.
         Senior Notes
         6.13% due 11/15/2023........................  405,000     417,374
        Realogy Group LLC/Realogy Co-Issuer Corp.
         Company Guar. Notes
         4.88% due 06/01/2023*.......................  514,000     479,305
                                                                ----------
                                                                   896,679
                                                                ----------
      Real Estate Operations & Development -- 0.4%
        Greystar Real Estate Partners LLC
         Senior Sec. Notes
         5.75% due 12/01/2025*.......................  450,000     451,125
        Kennedy-Wilson, Inc.
         Company Guar. Notes
         5.88% due 04/01/2024........................  700,000     695,625
                                                                ----------
                                                                 1,146,750
                                                                ----------
      Rental Auto/Equipment -- 0.4%
        Ahern Rentals, Inc.
         Sec. Notes
         7.38% due 05/15/2023*.......................  465,000     428,381

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                Principal   Value
                   Security Description         Amount(5)  (Note 2)
            U.S. CORPORATE BONDS & NOTES (continued)
            Rental Auto/Equipment (continued)
              Jurassic Holdings III, Inc.
               Sec. Notes
               6.88% due 02/15/2021*........... $575,000  $  543,375
                                                          ----------
                                                             971,756
                                                          ----------
            Retail-Appliances -- 0.2%
              Conn's, Inc.
               Company Guar. Notes
               7.25% due 07/15/2022............  588,000     576,240
                                                          ----------
            Retail-Automobile -- 0.2%
              AutoNation, Inc.
               Company Guar. Notes
               3.50% due 11/15/2024............  123,000     119,289
              Lithia Motors, Inc.
               Company Guar. Notes
               5.25% due 08/01/2025*...........  454,000     456,270
                                                          ----------
                                                             575,559
                                                          ----------
            Retail-Drug Store -- 0.0%
              Walgreens Boots Alliance, Inc.
               Senior Notes
               4.80% due 11/18/2044............   54,000      51,753
                                                          ----------
            Retail-Mail Order -- 0.1%
              QVC, Inc.
               Senior Sec. Notes
               4.85% due 04/01/2024............  205,000     209,604
                                                          ----------
            Retail-Office Supplies -- 0.1%
              Staples, Inc.
               Company Guar. Notes
               8.50% due 09/15/2025*...........  291,000     317,554
                                                          ----------
            Retail-Pawn Shops -- 0.2%
              FirstCash, Inc.
               Company Guar. Notes
               5.38% due 06/01/2024*...........  470,000     480,580
                                                          ----------
            Retail-Restaurants -- 0.4%
              Brinker International, Inc.
               Company Guar. Notes
               5.00% due 10/01/2024*...........  420,000     411,609
              Darden Restaurants, Inc.
               Senior Notes
               4.55% due 02/15/2048............  119,000     114,198
              Golden Nugget, Inc.
               Company Guar. Notes
               8.75% due 10/01/2025*...........  389,000     408,450
              McDonald's Corp.
               Senior Notes
               4.45% due 09/01/2048............  157,000     161,139
                                                          ----------
                                                           1,095,396
                                                          ----------
            Rubber/Plastic Products -- 0.0%
              Venture Holdings Co. LLC
               Company Guar. Notes
               11.00% due 06/01/2007+(4)(6)(7).  100,000           0
                                                          ----------

                                                     Principal    Value
                 Security Description                Amount(5)   (Note 2)
     Satellite Telecom -- 0.2%
       Hughes Satellite Systems Corp.
        Company Guar. Notes
        6.63% due 08/01/2026.......................   $ 414,000 $  405,720
                                                                ----------
     Savings & Loans/Thrifts -- 0.2%
       First Niagara Financial Group, Inc.
        Sub. Notes
        7.25% due 12/15/2021.......................     434,000    479,396
       New York Community Bancorp, Inc.
        Sub. Notes
        5.90% due 11/06/2028.......................     193,000    193,431
                                                                ----------
                                                                   672,827
                                                                ----------
     Security Services -- 0.2%
       Prime Security Services Borrower LLC/Prime
        Finance, Inc.
        Senior Sec. Notes
        5.25% due 04/15/2024*......................      98,000     98,000
       Prime Security Services Borrower LLC/Prime
        Finance, Inc.
        Senior Sec. Notes
        5.75% due 04/15/2026*......................     334,000    334,070
                                                                ----------
                                                                   432,070
                                                                ----------
     Semiconductor Equipment -- 0.1%
       Entegris, Inc.
        Company Guar. Notes
        4.63% due 02/10/2026*......................     270,000    267,300
                                                                ----------
     Steel-Producers -- 0.3%
       Commercial Metals Co.
        Senior Notes
        5.75% due 04/15/2026.......................     505,000    503,738
       United States Steel Corp.
        Senior Notes
        6.88% due 08/15/2025.......................     336,000    326,760
                                                                ----------
                                                                   830,498
                                                                ----------
     Telecommunication Equipment -- 0.1%
       Anixter, Inc.
        Company Guar. Notes
        6.00% due 12/01/2025*......................     296,000    310,800
                                                                ----------
     Telephone-Integrated -- 1.0%
       AT&T, Inc.
        Senior Notes
        3.15% due 09/04/2036....................... EUR 165,000    195,550
       AT&T, Inc.
        Senior Notes
        4.50% due 05/15/2035.......................     442,000    435,464
       AT&T, Inc.
        Senior Notes
        4.90% due 08/15/2037.......................      61,000     61,664
       CenturyLink, Inc.
        Senior Notes
        7.50% due 04/01/2024.......................     950,000  1,004,625
       Frontier Communications Corp.
        Senior Notes
        7.13% due 01/15/2023.......................     600,000    363,000

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                 Principal   Value
                  Security Description           Amount(5)  (Note 2)
           U.S. CORPORATE BONDS & NOTES (continued)
           Telephone-Integrated (continued)
             Frontier Communications Corp.
              Senior Notes
              7.63% due 04/15/2024.............. $745,000  $  407,887
             Verizon Communications, Inc.
              Senior Bonds
              2.88% due 01/15/2038..............  100,000     123,466
             Verizon Communications, Inc.
              Senior Notes
              4.40% due 11/01/2034..............  104,000     108,191
             Verizon Communications, Inc.
              Senior Notes
              5.25% due 03/16/2037..............  141,000     158,616
                                                           ----------
                                                            2,858,463
                                                           ----------
           Television -- 0.4%
             Belo Corp.
              Company Guar. Notes
              7.75% due 06/01/2027..............  497,000     542,972
             CBS Corp.
              Company Guar. Notes
              3.70% due 08/15/2024..............   86,000      87,417
             Gray Television, Inc.
              Company Guar. Notes
              5.13% due 10/15/2024*.............  290,000     291,175
             Gray Television, Inc.
              Company Guar. Notes
              5.88% due 07/15/2026*.............  111,000     112,965
                                                           ----------
                                                            1,034,529
                                                           ----------
           Tools-Hand Held -- 0.0%
             Stanley Black & Decker, Inc.
              Senior Notes
              3.40% due 03/01/2026..............  122,000     123,490
                                                           ----------
           Transport-Equipment & Leasing -- 0.1%
             GATX Corp.
              Senior Notes
              4.35% due 02/15/2024..............  148,000     153,417
             GATX Corp.
              Senior Notes
              4.70% due 04/01/2029..............   48,000      50,006
                                                           ----------
                                                              203,423
                                                           ----------
           Transport-Marine -- 0.1%
             Kirby Corp.
              Senior Notes
              4.20% due 03/01/2028..............  142,000     143,226
                                                           ----------
           Transport-Rail -- 0.0%
             Kansas City Southern
              Company Guar. Notes
              4.70% due 05/01/2048..............   52,000      54,378
                                                           ----------
           Transport-Truck -- 0.0%
             JB Hunt Transport Services, Inc.
              Company Guar. Notes
              3.88% due 03/01/2026..............  123,000     124,886
                                                           ----------

                                                   Principal    Value
                Security Description               Amount(5)   (Note 2)
      Trucking/Leasing -- 0.1%
        Penske Truck Leasing Co. LP/PTL Finance
         Corp.
         Senior Notes
         3.40% due 11/15/2026*...................   $  95,000 $    90,919
        Penske Truck Leasing Co. LP/PTL Finance
         Corp.
         Senior Notes
         3.95% due 03/10/2025*...................     195,000     195,916
                                                              -----------
                                                                  286,835
                                                              -----------
      Total U.S. Corporate Bonds & Notes
         (cost $94,546,884)......................              93,291,664
                                                              -----------
      FOREIGN CORPORATE BONDS & NOTES -- 13.5%
      Agricultural Chemicals -- 0.4%
        Consolidated Energy Finance SA
         Senior Notes
         6.88% due 06/15/2025*...................     480,000     483,600
        Nutrien, Ltd.
         Senior Notes
         4.20% due 04/01/2029....................      55,000      56,635
        Nutrien, Ltd.
         Senior Notes
         5.00% due 04/01/2049....................      82,000      85,702
        OCI NV
         Senior Sec. Notes
         6.63% due 04/15/2023*...................     410,000     425,170
                                                              -----------
                                                                1,051,107
                                                              -----------
      Airport Development/Maintenance -- 0.2%
        Heathrow Funding, Ltd.
         Senior Sec. Notes
         6.75% due 12/03/2028.................... GBP 100,000     172,125
        Mexico City Airport Trust
         Senior Sec. Notes
         4.25% due 10/31/2026....................     460,000     442,290
                                                              -----------
                                                                  614,415
                                                              -----------
      Auto/Truck Parts & Equipment-Original -- 0.2%
        Aptiv PLC
         Company Guar. Notes
         5.40% due 03/15/2049....................      50,000      51,587
        Delphi Jersey Holdings PLC
         Company Guar. Notes
         5.00% due 10/01/2025*...................     595,000     523,897
                                                              -----------
                                                                  575,484
                                                              -----------
      Banks-Commercial -- 1.1%
        AIB Group PLC
         Senior Notes
         4.75% due 10/12/2023*...................     203,000     209,633
        Banco Bilbao Vizcaya Argentaria SA
         Senior Notes
         1.38% due 05/14/2025.................... EUR 200,000     226,849
        Banco de Credito e Inversiones SA
         Senior Notes
         3.50% due 10/12/2027....................     490,000     477,995

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                Principal    Value
                 Security Description           Amount(5)   (Note 2)
          FOREIGN CORPORATE BONDS & NOTES (continued)
          Banks-Commercial (continued)
            Banco do Brasil SA
             Senior Notes
             4.75% due 03/20/2024*............   $ 370,000 $  371,295
            BPCE SA
             Sub. Notes
             4.63% due 07/18/2023............. EUR 300,000    388,505
            Credit Suisse AG
             Sub. Notes
             5.75% due 09/18/2025............. EUR 330,000    396,645
            Danske Bank A/S
             Senior Notes
             0.88% due 05/22/2023............. EUR 300,000    328,970
            Danske Bank A/S
             Senior Notes
             3.88% due 09/12/2023*............     200,000    196,464
            Intesa Sanpaolo SpA
             Sub. Notes
             5.71% due 01/15/2026*............     255,000    248,921
            Malayan Banking Bhd
             Sub. Notes
             3.91% due 10/29/2026.............     200,000    200,366
                                                           ----------
                                                            3,045,643
                                                           ----------
          Banks-Export/Import -- 0.2%
            Export-Import Bank of India
             Senior Notes
             3.38% due 08/05/2026.............     450,000    432,988
                                                           ----------
          Banks-Special Purpose -- 0.1%
            Kreditanstalt fuer Wiederaufbau
             Government Guar. Notes
             1.63% due 03/15/2021.............     201,000    198,106
                                                           ----------
          Building Societies -- 0.2%
            Nationwide Building Society
             Senior Notes
             1.50% due 03/08/2026............. EUR 200,000    224,232
            Nationwide Building Society
             Sub. Notes
             4.13% due 10/18/2032*............     250,000    232,726
                                                           ----------
                                                              456,958
                                                           ----------
          Building-Residential/Commercial -- 0.0%
            Mattamy Group Corp.
             Senior Notes
             6.50% due 10/01/2025*............      39,000     38,280
                                                           ----------
          Cable/Satellite TV -- 0.8%
            Altice Financing SA
             Senior Sec. Notes
             7.50% due 05/15/2026*............     675,000    666,225
            Altice Luxembourg SA
             Company Guar. Notes
             7.63% due 02/15/2025*............     965,000    846,788
            Sky, Ltd.
             Company Guar. Notes
             2.50% due 09/15/2026............. EUR 200,000    250,530

                                                       Principal    Value
                 Security Description                  Amount(5)   (Note 2)
    Cable/Satellite TV (continued)
      UPCB Finance IV, Ltd.
       Senior Sec. Notes
       5.38% due 01/15/2025*.........................   $ 444,000 $  450,660
                                                                  ----------
                                                                   2,214,203
                                                                  ----------
    Cellular Telecom -- 0.6%
      Altice France SA
       Senior Sec. Notes
       8.13% due 02/01/2027*.........................     213,000    215,396
      C&W Senior Financing Designated Activity Co.
       Senior Notes
       6.88% due 09/15/2027*.........................     467,000    468,168
      Millicom International Cellular SA
       Senior Notes
       6.00% due 03/15/2025..........................     200,000    205,000
      Millicom International Cellular SA
       Senior Notes
       6.63% due 10/15/2026*.........................     200,000    210,000
      Numericable-SFR SA
       Senior Sec. Notes
       7.38% due 05/01/2026*.........................     600,000    588,000
      Vodafone Group PLC
       Senior Notes
       5.25% due 05/30/2048..........................      90,000     89,224
                                                                  ----------
                                                                   1,775,788
                                                                  ----------
    Chemicals-Diversified -- 0.6%
      Braskem Netherlands Finance BV
       Company Guar. Notes
       4.50% due 01/10/2028*.........................     209,000    203,200
      CNAC HK Finbridge Co., Ltd.
       Company Guar. Notes
       5.13% due 03/14/2028..........................     225,000    242,099
      NOVA Chemicals Corp.
       Senior Notes
       5.00% due 05/01/2025*.........................     495,000    485,100
      Petkim Petrokimya Holding AS
       Senior Notes
       5.88% due 01/26/2023*.........................     270,000    245,927
      Solvay SA
       Senior Notes
       1.63% due 12/02/2022.......................... EUR 300,000    353,236
      Trinseo Materials Operating SCA/Trinseo
       Materials Finance, Inc.
       Company Guar. Notes
       5.38% due 09/01/2025*.........................     178,000    168,655
                                                                  ----------
                                                                   1,698,217
                                                                  ----------
    Computers-Memory Devices -- 0.2%
      Seagate HDD Cayman
       Company Guar. Notes
       4.75% due 01/01/2025..........................     445,000    432,350
                                                                  ----------
    Consumer Products-Misc. -- 0.1%
      Controladora Mabe SA de CV
       Company Guar. Notes
       5.60% due 10/23/2028..........................     240,000    243,600
                                                                  ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                    Principal   Value
                  Security Description              Amount(5)  (Note 2)
         FOREIGN CORPORATE BONDS & NOTES (continued)
         Containers-Paper/Plastic -- 0.2%
           Intertape Polymer Group, Inc.
            Senior Notes
            7.00% due 10/15/2026*.................   $ 479,000 $490,975
                                                               --------
         Diamonds/Precious Stones -- 0.1%
           Petra Diamonds US Treasury PLC
            Sec. Notes
            7.25% due 05/01/2022..................     260,000  243,100
                                                               --------
         Diversified Banking Institutions -- 1.6%
           BNP Paribas SA
            Senior Notes
            3.38% due 01/23/2026.................. GBP 100,000  136,025
           BNP Paribas SA
            Senior Notes
            4.71% due 01/10/2025*.................     200,000  207,446
           Credit Suisse Group AG
            Senior Notes
            1.25% due 07/17/2025.................. EUR 200,000  227,067
           HSBC Holdings PLC
            Senior Notes
            3.00% due 07/22/2028.................. GBP 120,000  160,455
           HSBC Holdings PLC
            Senior Notes
            3.40% due 03/08/2021..................     208,000  209,832
           Lloyds Banking Group PLC
            Senior Notes
            0.63% due 01/15/2024.................. EUR 125,000  137,608
           Mitsubishi UFJ Financial Group, Inc.
            Senior Notes
            3.41% due 03/07/2024..................     327,000  332,939
           Mizuho Financial Group, Inc.
            Senior Notes
            3.55% due 03/05/2023..................     495,000  504,400
           NatWest Markets PLC
            Senior Notes
            3.63% due 09/29/2022*.................     200,000  199,911
           Royal Bank of Scotland Group PLC
            Senior Notes
            1.75% due 03/02/2026.................. EUR 350,000  392,900
           Royal Bank of Scotland Group PLC
            Senior Notes
            4.27% due 03/22/2025..................     202,000  204,148
           Royal Bank of Scotland Group PLC
            Senior Notes
            4.52% due 06/25/2024..................     200,000  204,516
           UBS AG
            Sub. Notes
            4.75% due 02/12/2026.................. EUR 250,000  298,475
           UBS Group Funding Switzerland AG
            Company Guar. Bonds
            1.25% due 09/01/2026.................. EUR 225,000  257,300
           UBS Group Funding Switzerland AG
            Company Guar. Notes
            3.49% due 05/23/2023*.................     200,000  200,955
           UniCredit SpA
            Sub. Notes
            5.86% due 06/19/2032*.................     298,000  274,072

                                                      Principal    Value
                 Security Description                 Amount(5)   (Note 2)
     Diversified Banking Institutions (continued)
       UniCredit SpA
        Sub. Notes
        7.30% due 04/02/2034*.......................   $ 234,000 $  235,816
       Woori Bank
        Sub. Notes
        4.75% due 04/30/2024........................     200,000    210,084
                                                                 ----------
                                                                  4,393,949
                                                                 ----------
     Diversified Manufacturing Operations -- 0.2%
       Ingersoll-Rand Luxembourg Finance SA
        Company Guar. Notes
        3.80% due 03/21/2029........................     131,000    132,854
       Siemens Financieringsmaatschappij NV
        Company Guar. Notes
        2.88% due 03/10/2028........................ EUR 200,000    265,887
                                                                 ----------
                                                                    398,741
                                                                 ----------
     Diversified Minerals -- 0.2%
       Anglo American Capital PLC
        Company Guar. Notes
        3.25% due 04/03/2023........................ EUR 225,000    275,208
       FMG Resources August 2006 Pty, Ltd.
        Company Guar. Notes
        5.13% due 03/15/2023*.......................     325,000    326,625
                                                                 ----------
                                                                    601,833
                                                                 ----------
     Electric-Generation -- 0.3%
       Electricite de France SA
        Senior Notes
        1.00% due 10/13/2026........................ EUR 200,000    227,982
       Greenko Investment Co.
        Senior Sec. Notes
        4.88% due 08/16/2023........................     230,000    219,188
       SPIC Luxembourg Latin America Renewable
        Energy Investment Co. SARL
        Company Guar. Notes
        4.65% due 10/30/2023........................     450,000    466,503
                                                                 ----------
                                                                    913,673
                                                                 ----------
     Electric-Integrated -- 0.4%
       EDP Finance BV
        Senior Notes
        2.00% due 04/22/2025........................ EUR 335,000    398,521
       Enel Finance International NV
        Company Guar. Notes
        3.63% due 05/25/2027*.......................     225,000    215,317
       Gas Natural Fenosa Finance BV
        Company Guar. Notes
        1.38% due 01/21/2025........................ EUR 200,000    234,920
       Iberdrola Finanzas SA
        Company Guar. Notes
        1.00% due 03/07/2025........................ EUR 300,000    347,976
                                                                 ----------
                                                                  1,196,734
                                                                 ----------
     Finance-Commercial -- 0.2%
       Azure Orbit IV International Finance, Ltd.
        Company Guar. Notes
        3.75% due 01/25/2023........................     200,000    200,791

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                    Principal   Value
                  Security Description              Amount(5)  (Note 2)
         FOREIGN CORPORATE BONDS & NOTES (continued)
         Finance-Commercial (continued)
           Unifin Financiera SAB de CV
            Company Guar. Notes
            7.25% due 09/27/2023..................   $ 200,000 $201,502
                                                               --------
                                                                402,293
                                                               --------
         Finance-Leasing Companies -- 0.1%
           CDBL Funding 1
            Company Guar. Notes
            3.00% due 04/24/2023..................     200,000  194,383
           ICBCIL Finance Co., Ltd.
            Senior Notes
            3.63% due 11/15/2027..................     200,000  192,608
                                                               --------
                                                                386,991
                                                               --------
         Food-Meat Products -- 0.2%
           JBS USA LUX SA/JBS USA Finance, Inc.
            Company Guar. Notes
            5.88% due 07/15/2024*.................     632,000  649,380
                                                               --------
         Gambling (Non-Hotel) -- 0.1%
           LHMC Finco SARL
            Senior Sec. Notes
            7.88% due 12/20/2023*.................     295,000  304,588
                                                               --------
         Insurance-Life/Health -- 0.0%
           Athene Holding, Ltd.
            Senior Notes
            4.13% due 01/12/2028..................      99,000   95,164
                                                               --------
         Insurance-Reinsurance -- 0.0%
           RenaissanceRe Holdings, Ltd.
            Senior Notes
            3.60% due 04/15/2029..................      98,000   96,334
                                                               --------
         Machinery-Farming -- 0.2%
           CNH Industrial Finance Europe SA
            Company Guar. Notes
            1.88% due 01/19/2026.................. EUR 185,000  212,694
           CNH Industrial NV
            Senior Notes
            3.85% due 11/15/2027..................     173,000  165,724
           CNH Industrial NV
            Senior Notes
            4.50% due 08/15/2023..................      89,000   92,338
                                                               --------
                                                                470,756
                                                               --------
         Medical Instruments -- 0.1%
           Medtronic Global Holdings SCA
            Company Guar. Notes
            2.25% due 03/07/2039.................. EUR 125,000  152,373
                                                               --------
         Medical-Drugs -- 0.6%
           Bausch Health Cos., Inc.
            Company Guar. Notes
            5.88% due 05/15/2023*.................     800,000  810,000
           Bayer Capital Corp BV
            Company Guar. Notes
            1.50% due 06/26/2026.................. EUR 200,000  226,543
           Novartis Finance SA
            Company Guar. Notes
            1.63% due 11/09/2026.................. EUR 250,000  305,035

                                                 Principal    Value
                 Security Description            Amount(5)   (Note 2)
         Medical-Drugs (continued)
           Takeda Pharmaceutical Co., Ltd.
            Senior Notes
            4.40% due 11/26/2023*..............   $ 205,000 $  215,211
                                                            ----------
                                                             1,556,789
                                                            ----------
         Medical-Generic Drugs -- 0.0%
           Actavis Funding SCS
            Company Guar. Notes
            3.80% due 03/15/2025...............      73,000     73,952
                                                            ----------
         Metal-Copper -- 0.2%
           First Quantum Minerals, Ltd.
            Company Guar. Notes
            6.50% due 03/01/2024*..............     331,000    309,899
           First Quantum Minerals, Ltd.
            Company Guar. Notes
            7.25% due 04/01/2023*..............     257,000    251,217
                                                            ----------
                                                               561,116
                                                            ----------
         Metal-Diversified -- 0.2%
           Chinalco Capital Holdings, Ltd.
            Company Guar. Notes
            4.25% due 04/21/2022...............     450,000    445,323
           Glencore Canada Financial Corp.
            Company Guar. Notes
            7.38% due 05/27/2020............... GBP  50,000     69,293
                                                            ----------
                                                               514,616
                                                            ----------
         Oil & Gas Drilling -- 0.3%
           Noble Holding International, Ltd.
            Company Guar. Notes
            7.88% due 02/01/2026*..............     269,000    249,498
           Shelf Drilling Holdings, Ltd.
            Company Guar. Notes
            8.25% due 02/15/2025*..............     600,000    570,000
                                                            ----------
                                                               819,498
                                                            ----------
         Oil Companies-Exploration & Production -- 0.4%
           Anadarko Finance Co.
            Company Guar. Notes
            7.50% due 05/01/2031...............      51,000     63,656
           MEG Energy Corp.
            Sec. Notes
            6.50% due 01/15/2025*..............     637,000    627,560
           Tengizchevroil Finance Co.
            International, Ltd.
            Senior Sec. Notes
            4.00% due 08/15/2026...............     320,000    312,231
                                                            ----------
                                                             1,003,447
                                                            ----------
         Oil Companies-Integrated -- 1.0%
           BP Capital Markets PLC
            Company Guar. Notes
            2.97% due 02/27/2026............... EUR 400,000    518,565
           BP Capital Markets PLC
            Company Guar. Notes
            3.51% due 03/17/2025...............     280,000    285,444
           Cenovus Energy, Inc.
            Senior Notes
            4.25% due 04/15/2027...............     104,000    102,237

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                     Principal    Value
                 Security Description                Amount(5)   (Note 2)
     FOREIGN CORPORATE BONDS & NOTES (continued)
     Oil Companies-Integrated (continued)
       Cenovus Energy, Inc.
        Senior Notes
        5.20% due 09/15/2043........................ $  107,000 $  100,048
       Ecopetrol SA
        Senior Notes
        5.88% due 05/28/2045........................    300,000    310,875
       Pertamina Persero PT
        Senior Notes
        4.88% due 05/03/2022*.......................    300,000    311,920
       Petro-Canada
        Senior Notes
        5.95% due 05/15/2035........................     47,000     55,102
       Petroleos Mexicanos
        Company Guar. Notes
        6.50% due 01/23/2029........................    300,000    297,300
       Petroleos Mexicanos
        Company Guar. Notes
        6.63% due 06/15/2035........................    700,000    659,750
                                                                ----------
                                                                 2,641,241
                                                                ----------
     Oil-Field Services -- 0.1%
       KCA Deutag UK Finance PLC
        Senior Sec. Notes
        9.88% due 04/01/2022*.......................    446,000    383,560
                                                                ----------
     Paper & Related Products -- 0.2%
       Cascades, Inc.
        Company Guar. Notes
        5.50% due 07/15/2022*.......................     67,000     67,335
       Cascades, Inc.
        Company Guar. Notes
        5.75% due 07/15/2023*.......................    384,000    383,040
                                                                ----------
                                                                   450,375
                                                                ----------
     Satellite Telecom -- 0.5%
       Intelsat Jackson Holdings SA
        Company Guar. Notes
        5.50% due 08/01/2023........................  1,109,000    984,237
       Telesat Canada/Telesat LLC
        Company Guar. Notes
        8.88% due 11/15/2024*.......................    368,000    396,520
                                                                ----------
                                                                 1,380,757
                                                                ----------
     Security Services -- 0.1%
       Garda World Security Corp.
        Senior Notes
        8.75% due 05/15/2025*.......................    415,000    394,250
                                                                ----------
     Semiconductor Components-Integrated Circuits -- 0.0%
       NXP BV/NXP Funding LLC
        Company Guar. Notes
        5.55% due 12/01/2028*.......................    102,000    110,467
                                                                ----------
     Special Purpose Entity -- 0.0%
       Hellas Telecommunications Luxembourg II SCA
        Sub. Notes
        8.46% due 01/15/2015*+(4)(6)(7).............  1,330,000          0
                                                                ----------

                                                    Principal    Value
                 Security Description               Amount(5)   (Note 2)
       SupraNational Banks -- 0.0%
         International Bank for Reconstruction &
          Development
          Senior Notes
          3.13% due 11/20/2025....................   $ 103,000 $  107,213
                                                               ----------
       Telephone-Integrated -- 0.4%
         Ooredoo International Finance, Ltd.
          Company Guar. Notes
          3.75% due 06/22/2026....................     360,000    357,750
         Orange SA
          Senior Notes
          1.38% due 03/20/2028.................... EUR 100,000    115,651
         Orange SA
          Senior Notes
          1.88% due 09/12/2030.................... EUR 200,000    238,125
         Telecom Italia Capital SA
          Company Guar. Notes
          7.72% due 06/04/2038....................      74,000     76,590
         Telefonica Emisiones SAU
          Company Guar. Notes
          2.93% due 10/17/2029.................... EUR 100,000    127,659
         Telefonica Emisiones SAU
          Company Guar. Notes
          4.67% due 03/06/2038....................     260,000    248,159
                                                               ----------
                                                                1,163,934
                                                               ----------
       Transport-Equipment & Leasing -- 0.2%
         Avolon Holdings Funding, Ltd.
          Company Guar. Notes
          5.13% due 10/01/2023*...................     425,000    432,438
         Avolon Holdings Funding, Ltd.
          Company Guar. Notes
          5.25% due 05/15/2024*...................     109,000    112,270
                                                               ----------
                                                                  544,708
                                                               ----------
       Transport-Marine -- 0.3%
         PT Pelabuhan Indonesia II
          Senior Notes
          4.25% due 05/05/2025*...................     300,000    303,231
         PT Pelabuhan Indonesia II
          Senior Notes
          4.25% due 05/05/2025....................     625,000    631,731
                                                               ----------
                                                                  934,962
                                                               ----------
       Transport-Rail -- 0.3%
         Canadian National Railway Co.
          Senior Notes
          2.85% due 12/15/2021....................      56,000     56,080
         Canadian Pacific Railway Co.
          Senior Notes
          6.13% due 09/15/2115....................     107,000    131,413
         Kazakhstan Temir Zholy Finance BV
          Company Guar. Notes
          6.95% due 07/10/2042....................     600,000    686,424
                                                               ----------
                                                                  873,917
                                                               ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                Principal    Value
                 Security Description           Amount(5)   (Note 2)
         FOREIGN CORPORATE BONDS & NOTES (continued)
         Transport-Services -- 0.1%
           Rumo Luxembourg SARL
            Company Guar. Notes
            7.38% due 02/09/2024............... $  240,000 $   255,288
                                                           -----------
         Total Foreign Corporate Bonds & Notes
            (cost $39,070,253).................             37,344,113
                                                           -----------
         FOREIGN GOVERNMENT OBLIGATIONS -- 11.0%
         Sovereign -- 10.9%
           Abu Dhabi Government
            Senior Notes
            3.13% due 10/11/2027...............    900,000     893,250
           Arab Republic of Egypt
            Senior Notes
            8.50% due 01/31/2047...............    800,000     815,621
           Dominican Republic
            Senior Bonds
            6.85% due 01/27/2045...............  1,250,000   1,337,500
           Federal Republic of Nigeria
            Senior Notes
            7.14% due 02/23/2030*..............    450,000     449,878
           Federal Republic of Nigeria
            Senior Notes
            7.63% due 11/28/2047...............    650,000     632,151
           Gabonese Republic
            Bonds
            6.38% due 12/12/2024...............    300,000     286,961
           Government of Jamaica
            Senior Notes
            6.75% due 04/28/2028...............    600,000     666,756
           Government of Jamaica
            Senior Notes
            8.00% due 03/15/2039...............    400,000     478,504
           Government of Mongolia
            Senior Notes
            5.63% due 05/01/2023...............    300,000     302,985
           Government of Ukraine
            Senior Notes
            7.75% due 09/01/2022...............    250,000     246,785
           Kingdom of Jordan
            Senior Notes
            5.75% due 01/31/2027*..............    450,000     440,415
           Kingdom of Saudi Arabia
            Senior Notes
            4.38% due 04/16/2029*..............    600,000     624,882
           Oriental Republic of Uruguay
            Senior Notes
            4.38% due 01/23/2031...............  1,144,000   1,197,768
           Republic of Argentina
            Senior Notes
            5.88% due 01/11/2028...............    610,000     467,870
           Republic of Argentina
            Senior Notes
            6.88% due 01/26/2027...............    500,000     404,500
           Republic of Argentina
            Senior Notes
            8.28% due 12/31/2033...............  1,261,834   1,044,168

                                            Principal    Value
                  Security Description      Amount(5)   (Note 2)
               Sovereign (continued)
                 Republic of Belarus
                  Senior Notes
                  6.88% due 02/28/2023..... $  300,000 $  314,250
                 Republic of Belarus
                  Senior Notes
                  7.63% due 06/29/2027.....    700,000    751,304
                 Republic of Colombia
                  Senior Notes
                  4.38% due 07/12/2021.....    300,000    308,250
                 Republic of Colombia
                  Senior Notes
                  8.13% due 05/21/2024.....  1,200,000  1,450,200
                 Republic of Costa Rica
                  Senior Notes
                  4.25% due 01/26/2023.....    470,000    444,742
                 Republic of Costa Rica
                  Senior Bonds
                  7.16% due 03/12/2045.....    400,000    386,000
                 Republic of El Salvador
                  Senior Notes
                  6.38% due 01/18/2027.....    700,000    686,007
                 Republic of El Salvador
                  Senior Notes
                  7.63% due 02/01/2041.....    450,000    461,254
                 Republic of Ghana
                  Senior Notes
                  7.63% due 05/16/2029.....    450,000    439,846
                 Republic of Guatemala
                  Senior Notes
                  4.88% due 02/13/2028.....    560,000    555,106
                 Republic of Honduras
                  Senior Notes
                  6.25% due 01/19/2027.....    450,000    475,312
                 Republic of Hungary
                  Senior Notes
                  7.63% due 03/29/2041.....    300,000    445,242
                 Republic of Indonesia
                  Senior Notes
                  3.70% due 01/08/2022.....    500,000    506,310
                 Republic of Indonesia
                  Senior Bonds
                  4.13% due 01/15/2025.....    700,000    717,396
                 Republic of Ivory Coast
                  Senior Notes
                  6.13% due 06/15/2033*....  1,000,000    920,300
                 Republic of Kazakhstan
                  Senior Notes
                  3.88% due 10/14/2024.....    600,000    617,784
                 Republic of Kenya
                  Senior Notes
                  6.88% due 06/24/2024.....    300,000    307,950
                 Republic of Kenya
                  Senior Notes
                  8.25% due 02/28/2048.....    300,000    303,529
                 Republic of Lebanon
                  Senior Notes
                  8.25% due 04/12/2021.....    310,000    290,036

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                              Principal     Value
                Security Description          Amount(5)    (Note 2)
           FOREIGN GOVERNMENT OBLIGATIONS (continued)
           Sovereign (continued)
             Republic of Panama
              Senior Notes
              4.50% due 05/15/2047..........   $  300,000 $   316,410
             Republic of Panama
              Senior Notes
              6.70% due 01/26/2036..........      400,000     522,000
             Republic of Paraguay
              Senior Notes
              5.00% due 04/15/2026..........      400,000     420,972
             Republic of Paraguay
              Senior Notes
              6.10% due 08/11/2044..........      500,000     566,240
             Republic of Sri Lanka
              Senior Notes
              6.83% due 07/18/2026..........    1,000,000   1,000,185
             Republic of Turkey
              Senior Notes
              6.88% due 03/17/2036..........      470,000     427,305
             Republic of Turkey
              Senior Notes
              7.00% due 06/05/2020..........      400,000     403,520
             Republic of Turkey
              Senior Notes
              8.00% due 02/14/2034..........      650,000     653,146
             Republic of Turkey
              Senior Notes
              11.88% due 01/15/2030.........      200,000     257,201
             Russian Federation
              Senior Notes
              5.10% due 03/28/2035*.........      200,000     202,725
             Russian Federation
              Senior Bonds
              5.10% due 03/28/2035..........      200,000     202,725
             State of Kuwait
              Senior Notes
              2.75% due 03/20/2022..........      800,000     799,200
             State of Qatar
              Senior Notes
              3.38% due 03/14/2024*.........      450,000     454,311
             State of Qatar
              Senior Notes
              4.50% due 04/23/2028..........    1,000,000   1,068,588
             Sultanate of Oman
              Senior Notes
              6.75% due 01/17/2048..........    1,800,000   1,597,050
             United Kingdom Gilt Treasury
              Bonds
              3.50% due 01/22/2045.......... GBP   25,000      45,843
             United Kingdom Gilt Treasury
              Bonds
              4.50% due 09/07/2034.......... GBP  120,000 $   224,813
             United Mexican States
              Senior Bonds
              4.75% due 03/08/2044..........      190,000     186,675
                                                          -----------
                                                           30,019,721
                                                          -----------

                                                  Principal    Value
                 Security Description             Amount(5)   (Note 2)
       Sovereign Agency -- 0.1%
         Kommunalbanken AS
          Senior Notes
          2.75% due 02/05/2024*.................. $  204,000 $   207,044
                                                             -----------
       Total Foreign Government Obligations
          (cost $30,446,335).....................             30,226,765
                                                             -----------
       U.S. GOVERNMENT AGENCIES -- 26.6%
       Federal Home Loan Mtg. Corp. -- 6.5%
          2.50% due 01/01/2028...................    192,352     192,313
          2.50% due 04/01/2028...................     61,765      61,752
          2.50% due 03/01/2031...................    107,075     106,474
          2.50% due 11/01/2032...................    763,479     760,895
          3.00% due 07/01/2045...................  2,036,979   2,033,051
          3.00% due 10/01/2045...................    699,090     697,417
          3.00% due 11/01/2046...................  2,896,246   2,887,969
          3.50% due 03/01/2042...................    287,205     293,539
          3.50% due 04/01/2042...................    301,691     308,343
          3.50% due 09/01/2043...................    260,949     267,005
          3.50% due 07/01/2045...................  2,718,424   2,770,999
          3.50% due 11/01/2047...................  1,500,515   1,524,788
          3.50% due 03/01/2048...................  3,688,110   3,760,307
          4.00% due 01/01/2046...................    305,363     318,088
          4.50% due 02/01/2020...................        479         487
          4.50% due 08/01/2020...................      3,040       3,093
          4.50% due 03/01/2039...................  1,266,987   1,350,835
          4.50% due 12/01/2039...................      5,816       6,188
          5.00% due 02/01/2034...................     17,836      19,225
          5.00% due 05/01/2034...................     26,757      29,108
          5.00% due 11/01/2043...................    180,255     194,238
          5.50% due 05/01/2037...................     43,075      47,268
          6.00% due 03/01/2040...................     32,951      36,302
          6.50% due 02/01/2035...................      6,438       7,129
         Federal Home Loan Mtg. Corp. FRS
          4.33% (6 ML+1.49%)
          due 02/01/2037.........................      9,036       9,311
          4.52% (12 ML+1.89%)
          due 11/01/2037.........................     77,434      81,478
         Federal Home Loan Mtg. Corp. REMIC FRS
          Series 3572, Class JS
          4.32% (6.80%-1 ML)
          due 09/15/2039(2)(8)(9)................    326,894      38,809
         Federal Home Loan Mtg. Corp. REMIC
          Series 4740, Class BA
          3.00% due 09/15/2045(2)................    249,977     251,429
          Series 1103, Class N
          11.57% due 06/15/2021(2)(8)............        125           5
                                                             -----------
                                                              18,057,845
                                                             -----------
       Federal National Mtg. Assoc. -- 18.4%
          2.50% due 12/01/2026...................    418,692     418,458
          2.50% due 08/01/2031...................  1,722,486   1,714,108
          2.50% due 02/01/2032...................    698,677     695,063
          3.00% due 10/01/2027...................    185,725     188,108
          3.00% due 03/01/2030...................  1,076,404   1,088,766
          3.00% due 10/01/2030...................    170,646     172,234
          3.00% due 02/01/2033...................    484,101     488,668

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                Principal    Value
                  Security Description          Amount(5)   (Note 2)
           U.S. GOVERNMENT AGENCIES (continued)
           Federal National Mtg. Assoc. (continued)
              3.00% due 12/01/2042............. $  117,926 $  118,005
              3.00% due 08/01/2046.............  3,881,488  3,870,865
              3.00% due 04/01/2047.............  1,913,231  1,907,106
              3.00% due 09/01/2048.............  2,176,854  2,170,045
              3.50% due 08/01/2026.............     70,515     72,135
              3.50% due 08/01/2027.............     52,100     53,296
              3.50% due 10/01/2028.............     28,547     29,295
              3.50% due 03/01/2033.............  1,683,056  1,721,712
              3.50% due 02/01/2043.............    112,715    115,810
              3.50% due 10/01/2045.............    243,684    248,569
              3.50% due 11/01/2045.............    201,945    205,274
              3.50% due 03/01/2046.............  2,372,385  2,409,442
              3.50% due 07/01/2046.............    141,468    144,310
              3.50% due 12/01/2047.............  7,957,562  8,093,175
              3.50% due 04/01/2048.............  4,234,407  4,302,663
              4.00% due 11/01/2025.............    103,890    107,509
              4.00% due 03/01/2039.............  1,689,596  1,749,236
              4.00% due 10/01/2043.............    285,633    297,986
              4.00% due 02/01/2045.............  1,505,878  1,573,070
              4.00% due 05/01/2047.............    588,942    608,669
              4.00% due 07/01/2047.............  2,632,991  2,721,188
              4.00% due 08/01/2047.............  2,743,432  2,835,330
              4.00% due 06/01/2048.............    949,893    986,792
              4.00% due 01/01/2049.............  2,135,186  2,198,550
              4.00% due 03/01/2049.............  1,495,417  1,539,303
              4.50% due 06/01/2019.............        496        505
              4.50% due 11/01/2022.............     13,392     13,662
              4.50% due 06/01/2023.............     10,236     10,505
              4.50% due 08/01/2045.............  1,589,934  1,692,518
              4.50% due 06/01/2048.............    331,599    346,884
              4.50% due 10/01/2048.............     95,252     99,602
              4.50% due 11/01/2048.............  1,941,171  2,029,760
              5.00% due 06/01/2019.............        652        667
              5.00% due 01/01/2023.............      4,686      4,791
              5.00% due 03/01/2034.............     16,667     17,929
              5.00% due 05/01/2035.............      9,611     10,336
              5.00% due 05/01/2040.............     69,292     74,734
              5.00% due 07/01/2040.............     70,127     75,641
              5.50% due 06/01/2038.............     21,445     23,413
              6.00% due 02/01/2032.............      4,457      4,800
              6.00% due 05/01/2034.............      1,388      1,530
              6.00% due 10/01/2034.............     17,866     19,242
              7.50% due 01/01/2030.............      1,010      1,024
              8.00% due 11/01/2028.............      2,444      2,651
             Federal National Mtg. Assoc. FRS
              4.27% (6 ML+1.54%)
              due 09/01/2035...................     52,220     53,972
              4.31% (12 ML+1.66%)
              due 07/01/2039...................     48,432     50,481
              4.31% (1 Yr USTYCR+2.26%)
              due 11/01/2036...................     28,010     29,470
              4.34% (12 ML+1.57%)
              due 05/01/2037...................     15,208     15,839
              4.53% (1 Yr USTYCR+2.22%)
              due 10/01/2035...................     55,168     57,940
              4.57% (12 ML+1.82%)
              due 10/01/2040...................     16,176     16,932

                                                  Principal    Value
                 Security Description             Amount(5)   (Note 2)
       Federal National Mtg. Assoc. (continued)
          4.58% (12 ML+1.91%)
          due 08/01/2035......................... $   47,788 $    50,255
          4.66% (12 ML+1.76%)
          due 05/01/2040.........................     60,682      63,620
          4.67% (12 ML+1.83%)
          due 10/01/2040.........................     33,807      35,295
         Federal National Mtg. Assoc. REMIC
          Series 2017-94, Class DA
          3.00% due 06/25/2045(2)................    212,442     213,095
          Series 2018-27, Class EA
          3.00% due 05/25/2048(2)................    369,680     367,596
          Series 2018-35, Class CD
          3.00% due 05/25/2048(2)................    385,501     381,317
                                                             -----------
                                                              50,610,746
                                                             -----------
       Government National Mtg. Assoc. -- 1.7%
          3.00% due 05/20/2046...................  2,186,502   2,200,594
          4.50% due 10/20/2045...................  1,390,053   1,462,871
          4.50% due 04/20/2047...................    882,712     921,266
                                                             -----------
                                                               4,584,731
                                                             -----------
       Total U.S. Government Agencies
          (cost $72,025,628).....................             73,253,322
                                                             -----------
       U.S. GOVERNMENT TREASURIES -- 1.2%
       United States Treasury Notes -- 1.2%
          1.00% due 06/30/2019...................  2,000,000   1,992,500
          2.50% due 01/31/2024...................    250,000     252,910
          2.88% due 10/31/2020...................  1,000,000   1,008,086
                                                             -----------
       Total U.S. Government Treasuries
          (cost $3,243,771)......................              3,253,496
                                                             -----------
       LOANS(10)(11)(12) -- 5.5%
       Auto Repair Centers -- 0.1%
         Mavis Tire Express Services Corp. FRS
          Delayed Draw
          5.74% (3 ML+2.00%)
          due 03/20/2025(17).....................     15,925      15,547
         Mavis Tire Express Services Corp. FRS
          1st Lien
          5.74% (1 ML+3.25%)
          due 03/20/2025.........................    125,116     122,145
         Mavis Tire Express Services Corp. FRS
          Delayed Draw
          coupon TBD
          due 03/20/2025.........................        641         625
         Wand NewCo 3, Inc. FRS
          1st Lien
          5.98% (1 ML+3.50%)
          due 02/05/2026.........................     72,601      72,624
         Wand NewCo 3, Inc. FRS
          1st Lien
          coupon TBD
          due 02/05/2026.........................     30,435      30,444
                                                             -----------
                                                                 241,385
                                                             -----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                    Principal  Value
                   Security Description             Amount(5) (Note 2)
         LOANS (continued)
         Auto-Heavy Duty Trucks -- 0.1%
           Navistar Financial Corp. FRS
            BTL-B
            6.25% (1 ML+3.75%)
            due 07/30/2025......................... $139,130  $138,609
                                                              --------
         Broadcast Services/Program -- 0.1%
           NEP Group, Inc. FRS
            BTL
            5.75% (1 ML+3.25%)
            due 10/20/2025.........................  139,650   138,254
                                                              --------
         Building & Construction Products-Misc. -- 0.0%
           Forterra Finance LLC FRS
            BTL-B
            5.50% (1 ML+3.00%)
            due 10/25/2023.........................  145,728   133,268
                                                              --------
         Building & Construction-Misc. -- 0.0%
           Verra Mobility Corp. FRS
            1st Lien
            6.25% (1 ML+3.75%)
            due 02/28/2025.........................  134,480   134,101
                                                              --------
         Building Products-Air & Heating -- 0.1%
           API Heat Transfer ThermaSys Corp. FRS
            1st Lien
            8.80% (3 ML+6.00%)
            due 12/31/2023.........................  160,178   144,160
                                                              --------
         Building Products-Doors & Windows -- 0.1%
           CHI Doors Holding Corp. FRS
            1st Lien
            5.75% (1 ML+3.25%)
            due 07/29/2022.........................  138,534   137,842
                                                              --------
         Building-Maintenance & Services -- 0.1%
           Allied Universal Holdco LLC FRS
            1st Lein
            6.75% (1 ML+4.25%)
            due 07/28/2022.........................  164,588   160,473
                                                              --------
         Cable/Satellite TV -- 0.2%
           Altice France SA FRS
            BTL-B13
            6.48% (1 ML+4.00%)
            due 08/14/2026.........................  174,563   166,562
           CSC Holdings LLC FRS
            BTL-B
            4.73% (1 ML+2.25%)
            due 07/17/2025.........................  125,000   121,312
           CSC Holdings LLC FRS
            BTL-B
            4.98% (1 ML+2.50%)
            due 01/25/2026.........................  152,840   149,210
           Unitymedia Finance LLC FRS
            BTL-B
            4.73% (1 ML+2.25%)
            due 09/30/2025.........................   66,923    66,146
           Unitymedia Finance LLC FRS
            BTL-B
            coupon TBD
            due 09/30/2025.........................   73,077    72,229
                                                              --------
                                                               575,459
                                                              --------

                                                     Principal  Value
                   Security Description              Amount(5) (Note 2)
         Casino Hotels -- 0.1%
           Caesars Resort Collection LLC FRS
            BTL-B
            coupon TBD
            due 12/22/2024.......................... $139,646  $137,926
           CityCenter Holdings LLC FRS
            BTL-B
            coupon TBD
            due 04/18/2024..........................  140,642   137,595
                                                               --------
                                                                275,521
                                                               --------
         Casino Services -- 0.0%
           Stars Group Holdings FRS
            BTL
            6.10% (3 ML+3.50%)
            due 07/10/2025..........................   60,184    60,006
           Stars Group Holdings FRS
            BTL
            coupon TBD
            due 07/10/2025..........................   72,704    72,488
                                                               --------
                                                                132,494
                                                               --------
         Cellular Telecom -- 0.0%
           Sprint Communications, Inc. FRS
            BTL-B
            5.50% (1 ML+3.00%)
            due 02/02/2024..........................  137,507   134,413
                                                               --------
         Chemicals-Specialty -- 0.1%
           LTI Holdings, Inc. FRS
            1st Lien
            6.00% (1 ML+3.50%)
            due 09/06/2025..........................   91,302    87,765
           LTI Holdings, Inc. FRS
            2nd Lien
            9.25% (1 ML+6.75%)
            due 09/06/2026..........................    6,322     5,974
           LTI Holdings, Inc. FRS
            2nd Lien
            coupon TBD
            due 09/06/2026..........................   45,000    42,525
           Starfruit US HoldCo. LLC FRS
            BTL-B
            5.74% (1 ML+3.25%)
            due 10/01/2025..........................  140,499   138,260
                                                               --------
                                                                274,524
                                                               --------
         Commercial Services-Finance -- 0.1%
           Financial & Risk US Holdings, Inc. FRS
            BTL
            6.25% (1 ML+3.75%)
            due 10/01/2025..........................  137,317   133,112
           MoneyGram International, Inc. FRS
            BTL-B
            5.74% (1 ML+3.25%)
            due 03/27/2020..........................  110,888   104,235
           Verscend Holding Corp. FRS
            BTL-B
            7.00% (1 ML+4.50%)
            due 08/24/2025..........................   33,783    33,424
                                                               --------
                                                                270,771
                                                               --------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                   Principal  Value
                   Security Description            Amount(5) (Note 2)
           LOANS (continued)
           Computer Data Security -- 0.0%
             McAfee LLC FRS
              BTL-B1
              6.25% (1 ML+3.75%)
              due 09/30/2024...................... $134,662  $134,157
                                                             --------
           Computer Services -- 0.1%
             Tempo Acquisition LLC FRS
              BTL-B
              coupon TBD
              due 05/01/2024......................  137,650   136,230
                                                             --------
           Computer Software -- 0.1%
             Rackspace Hosting, Inc. FRS
              1st Lien
              5.74% (3 ML+3.00%)
              due 11/03/2023......................  141,073   131,727
             Vertafore, Inc. FRS
              1st Lein
              5.75% (3 ML+3.25%)
              due 07/02/2025......................   69,825    68,498
             Vertafore, Inc. FRS
              2nd Lien
              9.75% (1 ML+7.25%)
              due 07/02/2026......................   72,934    71,977
                                                             --------
                                                              272,202
                                                             --------
           Consulting Services -- 0.1%
             AlixPartners LLP FRS
              BTL
              coupon TBD
              due 04/04/2024......................  138,646   137,693
             Stiphout Finance LLC FRS
              1st Lien
              5.50% (1 ML+3.00%)
              due 10/26/2022......................   32,555    31,985
                                                             --------
                                                              169,678
                                                             --------
           Containers-Metal/Glass -- 0.1%
             BWAY Corp. FRS
              BTL
              6.03% (3 ML+3.25%)
              due 04/03/2024......................  140,642   136,950
                                                             --------
           Containers-Paper/Plastic -- 0.0%
             Charter NEX US, Inc. FRS
              1st Lien
              5.25% (1 ML+2.75%)
              due 05/16/2024......................   99,746    96,567
                                                             --------
           Data Processing/Management -- 0.1%
             CCC Information Services, Inc. FRS
              1st Lien
              coupon TBD
              due 04/26/2024......................  138,647   136,091
                                                             --------
           Dialysis Centers -- 0.0%
             U.S. Renal Care, Inc. FRS
              1st Lien
              6.85% (3 ML+4.25%)
              due 12/30/2022......................   86,362    86,125
                                                             --------

                                                   Principal   Value
                  Security Description             Amount(5)  (Note 2)
         Disposable Medical Products -- 0.2%
           Sterigenics-Nordion Holdings LLC FRS
            BTL
            5.50% (1 ML+3.00%)
            due 05/15/2022........................ $  144,264 $141,198
           Sterigenics-Nordion Holdings LLC FRS
            BTL
            coupon TBD
            due 05/15/2022........................    406,962  398,314
                                                              --------
                                                               539,512
                                                              --------
         Distribution/Wholesale -- 0.1%
           Univar USA, Inc. FRS
            BTL-B3
            4.75% (1 ML+2.25%)
            due 07/01/2024........................    139,908  138,159
                                                              --------
         E-Commerce/Services -- 0.1%
           RentPath LLC FRS
            2nd Lien
            11.50% (1 ML+9.00%)
            due 12/17/2022........................  1,062,906  403,904
                                                              --------
         Electric-Generation -- 0.0%
           TEX Operations Co. LLC FRS
            BTL
            4.50% (1 ML+2.00%)
            due 08/04/2023........................    104,732  103,423
                                                              --------
         Electronic Components-Misc. -- 0.0%
           AI Ladder Luxembourg Subco SARL FRS
            BTL
            7.10% (3 ML+4.50%)
            due 07/09/2025........................    136,243  133,518
                                                              --------
         Electronic Components-Semiconductors -- 0.0%
           Bright Bidco BV FRS
            BTL-B
            6.00% (1 ML+3.50%)
            due 06/30/2024........................     43,734   34,112
           Bright Bidco BV FRS
            BTL-B
            6.10% (3 ML+3.50%)
            due 06/30/2024........................     90,924   70,921
                                                              --------
                                                               105,033
                                                              --------
         Enterprise Software/Service -- 0.4%
           Almonde, Inc. FRS
            BTL-B
            6.10% (3 ML+3.50%)
            due 06/13/2024........................    144,614  139,100
           Applied Systems, Inc. FRS
            1st Lein
            5.50% (1 ML+3.00%)
            due 09/19/2024........................    134,658  132,751
           Epicor Software Corp. FRS
            1st Lien
            coupon TBD
            due 06/01/2022........................    135,000  133,256

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                     Principal   Value
                  Security Description               Amount(5)  (Note 2)
       LOANS (continued)
       Enterprise Software/Service (continued)
         ETA Australia Holdings III Pty, Ltd. FRS
          BTL
          coupon TBD
          due 03/08/2026............................ $104,103  $  103,843
         Focus Financial Partners LLC FRS
          BTL
          5.75% (1 ML+3.25%)
          due 08/05/2022............................  139,645     139,157
         Greeneden US Holdings II LLC FRS
          BTL
          coupon TBD
          due 12/01/2023............................  139,646     137,517
         Kronos, Inc. FRS
          1st Lien
          coupon TBD
          due 11/01/2023............................  140,000     138,337
         Sophia LP FRS
          BTL-B
          coupon TBD
          due 09/30/2022............................  135,873     134,642
                                                               ----------
                                                                1,058,603
                                                               ----------
       Finance-Credit Card -- 0.0%
         Pi US Mergerco, Inc. FRS
          1st Lien
          6.00% (1 ML+3.50%)
          due 12/20/2024............................  137,632     134,879
                                                               ----------
       Finance-Investment Banker/Broker -- 0.1%
         Deerfield Holdings Corp. Acquisition FRS
          BTL-B
          5.75% (1 ML+3.25%)
          due 02/13/2025............................  119,006     116,106
         Deerfield Holdings Corp. Acquisition FRS
          BTL-B
          coupon TBD
          due 02/13/2025............................   19,950      19,464
                                                               ----------
                                                                  135,570
                                                               ----------
       Gambling (Non-Hotel) -- 0.0%
         Mohegan Tribal Gaming Authority FRS
          BTL-B
          coupon TBD
          due 10/13/2023............................  138,636     129,798
                                                               ----------
       Hazardous Waste Disposal -- 0.1%
         GFL Environmental, Inc. FRS
          BTL
          coupon TBD
          due 05/30/2025............................  141,643     136,951
                                                               ----------
       Human Resources -- 0.1%
         Team Health Holdings, Inc. FRS
          1st Lien
          5.25% (1 ML+2.75%)
          due 02/06/2024............................  397,970     352,535
                                                               ----------

                                                        Principal  Value
                   Security Description                 Amount(5) (Note 2)
     Insurance Brokers -- 0.1%
       Alliant Holdings Intermediate LLC FRS
        BTL-B1
        5.23% (1 ML+2.75%)
        due 05/09/2025................................. $139,648  $134,132
       HUB International, Ltd. FRS
        BTL-B
        5.51% (3 ML+2.75%)
        due 04/25/2025.................................  140,593   135,643
       USI, Inc. FRS
        BTL
        5.60% (3 ML+3.00%)
        due 05/16/2024.................................  130,111   125,557
                                                                  --------
                                                                   395,332
                                                                  --------
     Insurance-Multi-line -- 0.1%
       York Risk Services Holdings Corp. FRS
        BTL-B
        6.25% (1 ML+3.75%)
        due 10/01/2021.................................  350,413   323,548
                                                                  --------
     Insurance-Property/Casualty -- 0.1%
       Asurion LLC FRS
        BTL-B6
        5.50% (1 ML+3.00%)
        due 11/03/2023.................................  141,277   140,306
       Asurion LLC FRS
        2nd Lien
        9.00% (1 ML+6.50%)
        due 08/04/2025.................................    7,101     7,185
       Sedgwick Claims Management Services, Inc. FRS
        BTL
        5.75% (1 ML+3.25%)
        due 12/31/2025.................................  119,400   116,751
                                                                  --------
                                                                   264,242
                                                                  --------
     Internet Financial Services -- 0.1%
       ION Trading Finance, Ltd. FRS
        BTL
        6.65% (3 ML+4.00%)
        due 11/21/2024.................................  143,172   138,877
                                                                  --------
     Machinery-Electrical -- 0.0%
       Brookfield WEC Holdings, Inc. FRS
        1st Lien
        coupon TBD
        due 08/01/2025.................................  102,743   102,511
                                                                  --------
     Machinery-General Industrial -- 0.1%
       Shape Technologies Group, Inc. FRS
        BTL
        5.78% (3 ML+3.00%)
        due 04/21/2025.................................   94,041    92,630
       Shape Technologies Group, Inc. FRS
        BTL
        coupon TBD
        due 04/21/2025.................................   43,889    43,231
                                                                  --------
                                                                   135,861
                                                                  --------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                  Principal  Value
                   Security Description           Amount(5) (Note 2)
           LOANS (continued)
           Machinery-Pumps -- 0.1%
             STS Operating, Inc. FRS
              BTL
              6.75% (1 ML+4.25%)
              due 12/11/2024..................... $138,467  $135,524
             Titan Acquisition, Ltd. FRS
              BTL
              5.50% (1 ML+3.00%)
              due 03/28/2025.....................  109,715   101,651
                                                            --------
                                                             237,175
                                                            --------
           Marine Services -- 0.1%
             Drew Marine Group, Inc. FRS
              1st Lien
              5.75% (1 ML+3.25%)
              due 11/19/2020.....................  252,512   250,618
                                                            --------
           Medical Products -- 0.0%
             Auris Luxembourg III SARL FRS
              BTL
              6.25% (1 ML+3.75%)
              due 02/27/2026.....................   19,898    19,810
             VVC Holding Corp. FRS
              BTL-B
              7.20% (3 ML+4.50%)
              due 02/11/2026.....................   45,455    44,697
                                                            --------
                                                              64,507
                                                            --------
           Medical-Drugs -- 0.2%
             Akorn, Inc. FRS
              BTL-B
              8.00% (1 ML+5.50%)
              due 04/16/2021.....................  355,000   287,550
             Alphabet Holding Co., Inc. FRS
              1st Lien
              6.00% (1 ML+3.50%)
              due 09/26/2024.....................  146,746   135,648
             Bausch Health Companies, Inc. FRS
              BTL
              5.23% (1 ML+2.75%)
              due 11/27/2025.....................   98,561    97,354
                                                            --------
                                                             520,552
                                                            --------
           Medical-Generic Drugs -- 0.1%
             Alvogen Pharma US, Inc. FRS
              BTL-B
              7.25% (1 ML+4.75%)
              due 04/02/2022.....................  133,129   129,301
             Amneal Pharmaceuticals LLC FRS
              BTL-B
              6.00% (1 ML+3.50%)
              due 05/04/2025.....................  137,653   137,080
                                                            --------
                                                             266,381
                                                            --------
           Medical-HMO -- 0.0%
             MultiPlan, Inc. FRS
              BTL-B
              5.35% (3 ML+2.75%)
              due 06/07/2023.....................  122,027   117,940
                                                            --------

                                                         Principal  Value
                   Security Description                  Amount(5) (Note 2)
     Metal Processors & Fabrication -- 0.2%
       Crosby US Acquisition Corp. FRS
        1st Lien
        5.49% (1 ML+3.00%)
        due 11/23/2020.................................. $140,930  $137,172
       Doncasters Group, Ltd. FRS
        BTL
        6.10% (3 ML+3.50%)
        due 04/09/2020..................................  253,681   223,239
       Dynacast International LLC FRS
        BTL
        5.85% (3 ML+3.25%)
        due 01/28/2022..................................  139,636   137,193
                                                                   --------
                                                                    497,604
                                                                   --------
     Oil Companies-Exploration & Production -- 0.1%
       Osum Production Corp. FRS
        BTL
        8.10% (3 ML+5.50%)
        due 07/28/2020(4)...............................  409,638   364,578
                                                                   --------
     Oil-Field Services -- 0.1%
       Lucid Energy Group II Borrower LLC FRS
        1st Lien
        5.49% (1 ML+3.00%)
        due 02/17/2025..................................  147,627   139,785
                                                                   --------
     Pipelines -- 0.0%
       Medallion Midland Acquisition LLC FRS
        BTL
        5.75% (1 ML+3.25%)
        due 10/30/2024..................................  136,105   132,363
                                                                   --------
     Publishing-Books -- 0.1%
       Houghton Mifflin Harcourt Publishers, Inc. FRS
        BTL
        5.50% (1 ML+3.00%)
        due 05/31/2021..................................  111,315   105,193
       Houghton Mifflin Harcourt Publishers, Inc. FRS
        BTL
        coupon TBD
        due 05/31/2021..................................   35,304    33,362
                                                                   --------
                                                                    138,555
                                                                   --------
     Publishing-Periodicals -- 0.0%
       Meredith Corp. FRS
        BTL-B1
        5.25% (1 ML+2.75%)
        due 01/31/2025..................................   68,087    67,874
       Meredith Corp. FRS
        BTL-B1
        coupon TBD
        due 01/31/2025..................................   66,432    66,225
                                                                   --------
                                                                    134,099
                                                                   --------
     Quarrying -- 0.1%
       US Silica Co. FRS
        BTL-B
        6.50% (1 ML+4.00%)
        due 05/01/2025..................................  151,964   143,036
                                                                   --------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                      Principal  Value
                   Security Description               Amount(5) (Note 2)
        LOANS (continued)
        Real Estate Management/Services -- 0.1%
          DTZ U. S. Borrower LLC FRS
           BTL-B
           5.75% (1 ML+3.25%)
           due 08/21/2025............................ $138,526  $137,141
                                                                --------
        Resort/Theme Parks -- 0.1%
          SW Acquisitions Co., Inc. FRS
           BTL-B5
           5.50% (1 ML+3.00%)
           due 03/31/2024............................  137,580   136,462
                                                                --------
        Retail-Hypermarkets -- 0.1%
          Smart & Final Stores LLC FRS
           1st Lien
           6.13% (3 ML+3.50%)
           due 11/15/2022............................  143,000   135,850
                                                                --------
        Retail-Major Department Stores -- 0.1%
          Hudson's Bay Co. FRS
           BTL-B
           5.74% (1 ML+3.25%)
           due 09/30/2022............................  140,003   136,153
                                                                --------
        Retail-Petroleum Products -- 0.1%
          EG America LLC FRS
           BTL
           6.60% (3 ML+4.00%)
           due 02/07/2025............................  351,451   342,518
                                                                --------
        Retail-Restaurants -- 0.1%
          IRB Holding Corp. FRS
           BTL-B
           5.74% (1 ML+3.25%)
           due 02/05/2025............................  139,647   136,025
                                                                --------
        Retail-Sporting Goods -- 0.0%
          Bass Pro Group LLC FRS
           BTL
           7.50% (1 ML+5.00%)
           due 09/25/2024............................  135,098   131,974
                                                                --------
        Retail-Vitamins & Nutrition Supplements -- 0.1%
          JP Intermediate B LLC FRS
           BTL
           8.24% (3 ML+5.50%)
           due 11/20/2025............................  418,331   389,047
                                                                --------
        Satellite Telecom -- 0.0%
          Intelsat Jackson Holdings SA FRS
           BTL-B3
           6.24% (1 ML+3.75%)
           due 11/27/2023............................  135,000   132,131
                                                                --------
        Security Services -- 0.0%
          Prime Security Services Borrower LLC FRS
           BTL-B1
           coupon TBD
           due 05/02/2022............................  120,937   119,533
                                                                --------
        Soap & Cleaning Preparation -- 0.0%
          Diamond BC BV FRS
           BTL
           5.74% (3 ML+3.00%)
           due 09/06/2024............................  141,093   134,567
                                                                --------

                                                       Shares/
                                                      Principal   Value
                 Security Description                 Amount(5)  (Note 2)
    Telecom Services -- 0.1%
      GTT Communications, Inc. FRS
       BTL-B
       5.25% (1 ML+2.75%)
       due 05/31/2025................................ $143,813  $   135,235
      West Corp. FRS
       BTL-B1
       6.13% (3 ML+3.50%)
       due 10/10/2024................................  166,197      153,836
                                                                -----------
                                                                    289,071
                                                                -----------
    Telecommunication Equipment -- 0.0%
      CommScope, Inc. FRS
       BTL-B
       coupon TBD
       due 04/06/2026................................   70,565       70,512
                                                                -----------
    Telephone-Integrated -- 0.1%
      CenturyLink, Inc. FRS
       BTL-B
       5.25% (1 ML+2.75%)
       due 01/31/2025................................  136,105      133,043
      Level 3 Financing, Inc. FRS
       BTL-B
       4.74% (3 ML+2.25%)
       due 02/22/2024................................  135,000      133,240
                                                                -----------
                                                                    266,283
                                                                -----------
    Theaters -- 0.1%
      AMC Entertainment Holdings, Inc. FRS
       BTL-B
       coupon TBD
       due 03/14/2026................................  137,374      136,301
      Cineworld, Ltd. FRS
       BTL
       5.00% (1 ML+2.50%)
       due 02/28/2025................................  135,509      132,155
      William Morris Endeavor Entertainment LLC FRS
       BTL-B1
       5.36% (3 ML+2.75%)
       due 05/18/2025................................  144,620      135,220
                                                                -----------
                                                                    403,676
                                                                -----------
    Transport-Truck -- 0.1%
      Pods LLC FRS
       1st Lien
       5.24% (1 ML+2.75%)
       due 12/06/2024................................  151,562      148,455
                                                                -----------
    Travel Services -- 0.1%
      Travelport Finance Luxembourg SARL FRS
       BTL
       coupon TBD
       due 03/13/2026................................  149,796      145,863
                                                                -----------
    Total Loans
       (cost $16,083,955)............................            15,053,984
                                                                -----------
    COMMON STOCKS -- 0.2%
    Building Products-Air & Heating -- 0.0%
      API Heat Transfer, Inc.+(13)...................  171,230       47,088
                                                                -----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)

                                                  Shares/
                                                 Principal   Value
                   Security Description          Amount(5)  (Note 2)
            COMMON STOCKS (continued)
            Television -- 0.2%
              ION Media Networks, Inc.+(4)(13).         655 $587,653
                                                            --------
            Total Common Stocks
               (cost $56,512)..................              634,741
                                                            --------
            PREFERRED SECURITIES -- 0.1%
            Building Products-Air & Heating -- 0.0%
              API Heat Transfer, Inc., Class A
               8.63%(13).......................      36,495   32,967
                                                            --------
            Electric-Distribution -- 0.1%
              Entergy Louisiana LLC
               4.70%...........................       5,200  128,180
                                                            --------
            Sovereign Agency -- 0.0%
              Federal Home Loan Mtg. Corp.
               Series Z
               8.38%+..........................       5,875   58,985
                                                            --------
            Total Preferred Securities
               (cost $257,206).................              220,132
                                                            --------
            PREFERRED SECURITIES/CAPITAL SECURITIES -- 1.8%
            Banks-Commercial -- 0.1%
              Cooperatieve Rabobank UA
               11.00% due 06/30/2019*(14)......   $ 227,000  231,256
                                                            --------
            Banks-Money Center -- 0.1%
              BBVA Bancomer SA
               5.13% due 01/18/2033*...........     201,000  184,819
                                                            --------
            Banks-Super Regional -- 0.1%
              Huntington Bancshares, Inc.
               Series E
               5.70% due 04/15/2023(14)........      64,000   62,400
              Wells Fargo Capital X
               5.95% due 12/01/2086............     112,000  123,200
                                                            --------
                                                             185,600
                                                            --------
            Diversified Banking Institutions -- 0.3%
              Bank of Nova Scotia
               4.65% due 10/12/2022(14)........     226,000  207,920
              HSBC Holdings PLC
               6.00% due 05/22/2027(14)........     273,000  270,680
              JPMorgan Chase & Co.
               Series CC
               4.63% due 11/01/2022(14)........     186,000  172,980
              JPMorgan Chase & Co.
               Series U
               6.13% due 04/30/2024(14)........     159,000  166,759
                                                            --------
                                                             818,339
                                                            --------
            Diversified Minerals -- 0.1%
              BHP Billiton Finance, Ltd.
               6.50% due 10/22/2077............ GBP 100,000  145,403
                                                            --------
            Electric-Generation -- 0.1%
              Electricite de France SA
               4.25% due 01/29/2020(14)........ EUR 200,000  231,067
                                                            --------
            Electric-Integrated -- 0.1%
              Dominion Resources, Inc.
               5.75% due 10/01/2054............      91,000   92,843

                                                     Principal     Value
                Security Description                 Amount(5)    (Note 2)
   Electric-Integrated (continued)
     Gas Natural Fenosa Finance BV
      3.38% due 04/24/2024(14)..................... EUR 100,000 $    113,188
                                                                ------------
                                                                     206,031
                                                                ------------
   Finance-Investment Banker/Broker -- 0.0%
     Lehman Brothers Holdings Capital Trust VII
      Escrow Security
      0.00%+(4)....................................     222,000           22
                                                                ------------
   Finance-Other Services -- 0.1%
     National Rural Utilities Cooperative Finance
      Corp.
      4.75% due 04/30/2043.........................     272,000      262,018
                                                                ------------
   Food-Dairy Products -- 0.1%
     Land O'Lakes Capital Trust I
      7.45% due 03/15/2028*........................     367,000      393,607
                                                                ------------
   Insurance-Life/Health -- 0.1%
     Aviva PLC
      6.13% due 07/05/2043......................... EUR 115,000      148,831
     Prudential Financial, Inc.
      5.70% due 09/15/2048.........................     238,000      240,868
                                                                ------------
                                                                     389,699
                                                                ------------
   Insurance-Multi-line -- 0.1%
     Assurant, Inc.
      7.00% due 03/27/2048.........................     170,000      170,349
                                                                ------------
   Metal-Diversified -- 0.2%
     China Minmetals Corp.
      3.75% due 11/13/2022(14).....................     675,000      658,575
                                                                ------------
   Oil Companies-Integrated -- 0.1%
     TOTAL SA
      2.71% due 05/05/2023(14)..................... EUR 275,000      324,159
                                                                ------------
   Pipelines -- 0.1%
     Energy Transfer Partners LP
      6.25% due 02/15/2023(14).....................      75,000       70,875
     EnLink Midstream Partners LP
      6.00% due 12/15/2022(14).....................      67,000       55,443
     Enterprise Products Operating LLC
      5.25% due 08/16/2077.........................      57,000       52,725
     TransCanada Trust
      5.30% due 03/15/2077.........................      99,000       92,565
     TransCanada Trust
      5.63% due 05/20/2075.........................      83,000       81,149
                                                                ------------
                                                                     352,757
                                                                ------------
   Water -- 0.1%
     Suez
      3.00% due 06/23/2020(14)..................... EUR 300,000      344,659
                                                                ------------
   Total Preferred Securities/Capital Securities
      (cost $5,000,706)............................                4,898,360
                                                                ------------
   Total Long-Term Investment Securities
      (cost $268,443,427)..........................              266,030,018
                                                                ------------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)

                                                                    Value
                Security Description                   Shares      (Note 2)
  SHORT-TERM INVESTMENT SECURITIES -- 3.9%
  Registered Investment Companies -- 3.9%
   State Street Institutional U.S. Government Money
     Market Fund, Premier Class  2.39%(15) (cost
     $10,796,666)................................... 10,796,666  $ 10,796,666
                                                                 ------------
  TOTAL INVESTMENTS
     (cost $279,240,093)(16)........................      100.5%  276,826,684
  Liabilities in excess of other assets.............       (0.5)   (1,375,412)
                                                     ----------  ------------
  NET ASSETS                                              100.0% $275,451,272
                                                     ==========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At March 31, 2019, the aggregate value of these securities was $62,331,997 representing 22.6% of net assets.
+    Non-income producing security
(1)  Commercial Mortgage Backed Security
(2)  Collateralized Mortgage Obligation
(3) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)  Securities classified as Level 3 (see Note 2).
(5)  Denominated in United States dollars unless otherwise indicated.
(6)  Company has filed for bankruptcy protection.
(7)  Security in default of interest and principal at maturity.
(8)  Interest Only
(9) Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2019.
(10) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(12) All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(13) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note
     2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2019, the Fund held the following restricted securities:

                                                                         Value   % of
                               Acquisition         Acquisition            Per    Net
Description                       Date     Shares     Cost      Value    Share  Assets
-----------                    ----------- ------- ----------- -------- ------- ------
Common Stocks
API Heat Transfer, Inc........ 12/31/2018  171,230   56,506    $ 47,088 $  0.27  0.02%
ION Media Networks, Inc....... 12/16/2016      655        6     587,653  897.18  0.21%

Preferred Securities
API Heat Transfer, Inc.,
 Class A...................... 12/31/2018   36,495   36,495      32,967    0.90  0.01%
                                                               --------          ----
                                                               $667,708          0.24%
                                                               ========          ====

(14) Perpetual maturity - maturity date reflects the next call date.
(15) The rate shown is the 7-day yield as of March 31, 2019.
(16) See Note 5 for cost of investments on a tax basis.
(17) All or a portion of this holding is subject to unfunded loan commitments (See Note 10).
BTL --Bank Term Loan
REMIC --Real Estate Mortgage Investment Conduit
TBD --Senior loan purchased on a when issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
FRS --Floating Rate Security
VRS --Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend
EUR --Euro Currency
GBP --British Pound

Index Legend
1    ML -- 1 Month USD LIBOR
3    ML -- 3 Month USD LIBOR
6    ML -- 6 Month USD LIBOR
12   ML -- 12 Month USD LIBOR
1    Yr USTYCR -- 1 Year US Treasury Yield Curve Rate

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


Forward Foreign Currency Contracts

                           Contract     In Exchange    Delivery   Unrealized   Unrealized
   Counterparty           to Deliver        For          Date    Appreciation Depreciation
------------------------------------------------------------------------------------------
JPMorgan Chase Bank N.A  EUR 5,765,000 USD  6,591,936 05/09/2019   $104,840     $    --
                         EUR 6,085,000 USD  6,920,119 06/06/2019     56,913          --
                         GBP   956,125 USD  1,265,310 06/06/2019     15,992          --
                         USD   302,969 EUR    266,000 05/09/2019         --      (3,651)
                                                                   --------     -------
         Net Unrealized Appreciation/(Depreciation)....            $177,745     $(3,651)
                                                                   ========     =======

EUR --Euro Currency
GBP --Pound Sterling
USD --United States Dollar

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2019 (see Note 2):

                                          Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                              Quoted Prices     Observable Inputs  Unobservable Inputs      Total
-                                         --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Asset Backed Securities..................      $        --        $  7,853,441          $       --       $  7,853,441
U.S. Corporate Bonds & Notes:
  Airlines...............................               --                  --              24,688             24,688
  Finance-Investment Banker/Broker.......               --             666,532                  64            666,596
  Gambling (Non-Hotel)...................               --             413,363              26,389            439,752
  Rubber/Plastic Products................               --                  --                   0                  0
  Other Industries.......................               --          92,160,628                  --         92,160,628
Foreign Corporate Bonds & Notes:
  Special Purpose Entity.................               --                  --                   0                  0
  Other Industries.......................               --          37,344,113                  --         37,344,113
Foreign Government Obligations...........               --          30,226,765                  --         30,226,765
U.S. Government Agencies.................               --          73,253,322                  --         73,253,322
U.S. Government Treasuries...............               --           3,253,496                  --          3,253,496
Loans:
  Oil Companies-Exploration & Production.               --                  --             364,578            364,578
  Other Industries.......................               --          14,689,406                  --         14,689,406
Common Stocks:
  Building Products-Air & Heating........               --              47,088                  --             47,088
  Television.............................               --                  --             587,653            587,653
Preferred Securities:
  Building Products-Air & Heating........               --              32,967                  --             32,967
  Other Industries.......................          187,165                  --                  --            187,165
Preferred Securities/Capital Securities:
  Finance-Investment Banker/Broker.......               --                  --                  22                 22
  Other Industries.......................               --           4,898,338                  --          4,898,338
Short-Term Investment Securities.........       10,796,666                  --                  --         10,796,666
                                               -----------        ------------          ----------       ------------
Total Investments at Value...............      $10,983,831        $264,839,459          $1,003,394       $276,826,684
                                               ===========        ============          ==========       ============
Other Financial Instruments:+
Forward Foreign Currency Contracts.......      $        --        $    177,745          $       --       $    177,745
                                               ===========        ============          ==========       ============

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts.......      $        --        $      3,651          $       --       $      3,651
                                               ===========        ============          ==========       ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

        AIG Flexible Credit Fund
        PORTFOLIO PROFILE -- March 31, 2019 -- (unaudited)

Industry Allocation*

                  Registered Investment Companies........ 4.7%
                  Medical-Hospitals...................... 3.8
                  Oil Companies-Exploration & Production. 3.0
                  Cable/Satellite TV..................... 2.8
                  U.S. Government Treasuries............. 2.2
                  Real Estate Investment Trusts.......... 2.1
                  Containers-Metal/Glass................. 2.1
                  Enterprise Software/Service............ 2.0
                  Casino Hotels.......................... 1.9
                  Chemicals-Specialty.................... 1.8
                  Pipelines.............................. 1.8
                  Building-Residential/Commercial........ 1.8
                  Finance-Consumer Loans................. 1.7
                  Broadcast Services/Program............. 1.7
                  Medical-Drugs.......................... 1.6
                  Auto/Truck Parts & Equipment-Original.. 1.6
                  Medical Labs & Testing Services........ 1.6
                  Telephone-Integrated................... 1.5
                  Oil-Field Services..................... 1.4
                  Food-Misc./Diversified................. 1.3
                  Containers-Paper/Plastic............... 1.3
                  Building & Construction Products-Misc.. 1.3
                  Casino Services........................ 1.2
                  Finance-Mortgage Loan/Banker........... 1.2
                  Computer Software...................... 1.2
                  Computer Services...................... 1.2
                  Oil & Gas Drilling..................... 1.1
                  Telecom Services....................... 1.1
                  Gambling (Non-Hotel)................... 1.1
                  Theaters............................... 1.1
                  Exchange-Traded Funds.................. 1.0
                  Finance-Credit Card.................... 1.0
                  Soap & Cleaning Preparation............ 1.0
                  Independent Power Producers............ 1.0
                  Auto-Heavy Duty Trucks................. 1.0
                  Distribution/Wholesale................. 0.9
                  Sovereign.............................. 0.9
                  Diagnostic Equipment................... 0.9
                  Building Products-Cement............... 0.9
                  Machinery-Electrical................... 0.9
                  Commercial Services.................... 0.8
                  Machinery-General Industrial........... 0.8
                  Investment Companies................... 0.8
                  Building-Heavy Construction............ 0.8
                  Machinery-Pumps........................ 0.7
                  Electric-Generation.................... 0.7
                  Applications Software.................. 0.7
                  Aerospace/Defense-Equipment............ 0.7
                  Cellular Telecom....................... 0.7
                  Rubber/Plastic Products................ 0.7
                  Housewares............................. 0.7
                  Food-Retail............................ 0.7
                  Steel-Producers........................ 0.7
                  Medical-Generic Drugs.................. 0.6
                  Chemicals-Diversified.................. 0.6
                  Food-Dairy Products.................... 0.6
                  Insurance-Property/Casualty............ 0.6
                  Dialysis Centers....................... 0.6
                  Hotels/Motels.......................... 0.6
                  Retail-Major Department Stores......... 0.5
                  Consulting Services.................... 0.5

                 Publishing-Periodicals.................. 0.5%
                 Cosmetics & Toiletries.................. 0.5
                 Transport-Equipment & Leasing........... 0.5
                 Commercial Services-Finance............. 0.5
                 Direct Marketing........................ 0.5
                 Diagnostic Kits......................... 0.5
                 Medical Information Systems............. 0.5
                 Telecommunication Equipment............. 0.5
                 Banks-Super Regional.................... 0.5
                 Television.............................. 0.5
                 Disposable Medical Products............. 0.5
                 Pharmacy Services....................... 0.5
                 Diversified Minerals.................... 0.5
                 Medical-HMO............................. 0.5
                 Retail-Sporting Goods................... 0.5
                 Insurance-Multi-line.................... 0.5
                 Computers-Integrated Systems............ 0.5
                 Oil Refining & Marketing................ 0.4
                 Wireless Equipment...................... 0.4
                 E-Commerce/Services..................... 0.4
                 Retail-Restaurants...................... 0.4
                 Electric-Integrated..................... 0.4
                 Appliances.............................. 0.4
                 Security Services....................... 0.4
                 Private Equity.......................... 0.4
                 Food-Meat Products...................... 0.4
                 Energy-Alternate Sources................ 0.4
                 Paper & Related Products................ 0.4
                 Publishing-Books........................ 0.4
                 Educational Software.................... 0.4
                 Finance-Auto Loans...................... 0.4
                 Oil Companies-Integrated................ 0.4
                 Hazardous Waste Disposal................ 0.4
                 Aerospace/Defense....................... 0.4
                 Printing-Commercial..................... 0.3
                 Motion Pictures & Services.............. 0.3
                 Retail-Convenience Store................ 0.3
                 Airport Development/Maintenance......... 0.3
                 Schools................................. 0.3
                 Instruments-Controls.................... 0.3
                 Electronic Components-Semiconductors.... 0.3
                 Computers............................... 0.3
                 Food-Baking............................. 0.3
                 Veterinary Diagnostics.................. 0.3
                 E-Commerce/Products..................... 0.3
                 Cruise Lines............................ 0.3
                 Data Processing/Management.............. 0.3
                 Retail-Propane Distribution............. 0.3
                 Retail-Building Products................ 0.3
                 Human Resources......................... 0.3
                 Diversified Financial Services.......... 0.3
                 Building & Construction-Misc............ 0.3
                 Diversified Manufacturing Operations.... 0.3
                 Retail-Vitamins & Nutrition Supplements. 0.3
                 Building-Maintenance & Services......... 0.3
                 Consumer Products-Misc.................. 0.3
                 Transport-Services...................... 0.3
                 Metal-Diversified....................... 0.3
                 Diversified Banking Institutions........ 0.2
                 Non-Hazardous Waste Disposal............ 0.2

        AIG Flexible Credit Fund
        PORTFOLIO PROFILE -- March 31, 2019 -- (unaudited) (continued)

Industry Allocation* (continued)

                    Athletic Equipment..............   0.2%
                    Transport-Marine................   0.2
                    Internet Gambling...............   0.2
                    Bicycle Manufacturing...........   0.2
                    Retail-Bedding..................   0.2
                    Internet Connectivity Services..   0.2
                    Gold Mining.....................   0.2
                    Retail-Automobile...............   0.2
                    Medical-Outpatient/Home Medical.   0.2
                    Metal Processors & Fabrication..   0.2
                    Banks-Commercial................   0.2
                    Gas-Distribution................   0.2
                    Retail-Pet Food & Supplies......   0.2
                    Chemicals-Other.................   0.2
                    Coal............................   0.2
                    Medical Products................   0.1
                    Pollution Control...............   0.1
                    Advertising Services............   0.1
                    Vitamins & Nutrition Products...   0.1
                    Recycling.......................   0.1
                    Real Estate Management/Services.   0.1
                    Research & Development..........   0.1
                                                     -----
                                                     104.4%
                                                     =====

Credit Quality+#

                               Baa........   1.8%
                               Ba.........  21.1
                               B..........  54.0
                               Caa........  15.2
                               Ca.........   0.8
                               Not Rated@.   7.1
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019


                                                   Principal    Value
                 Security Description               Amount     (Note 2)
       ASSET BACKED SECURITIES -- 0.3%
       Diversified Financial Services -- 0.3%
         TGIF Funding LLC
          Series 2017 -1A, Class A2
          6.20% due 04/30/2047*
          (cost $857,213)......................... $  887,800 $  866,750
                                                              ----------
       U.S. CORPORATE BONDS & NOTES -- 36.2%
       Aerospace/Defense-Equipment -- 0.6%
         TransDigm, Inc.
          Company Guar. Notes
          6.38% due 06/15/2026....................    745,000    737,438
         TransDigm, Inc.
          Company Guar. Notes
          6.50% due 07/15/2024....................    380,000    390,450
         TransDigm, Inc.
          Company Guar. Notes
          6.50% due 05/15/2025....................    600,000    609,060
                                                              ----------
                                                               1,736,948
                                                              ----------
       Applications Software -- 0.3%
         SS&C Technologies, Inc.
          Company Guar. Notes
          5.50% due 09/30/2027*...................  1,030,000  1,040,300
                                                              ----------
       Athletic Equipment -- 0.2%
         Vista Outdoor, Inc.
          Company Guar. Notes
          5.88% due 10/01/2023....................    810,000    753,300
                                                              ----------
       Auto-Heavy Duty Trucks -- 0.5%
         Navistar International Corp.
          Company Guar. Notes
          6.63% due 11/01/2025*...................  1,435,000  1,458,319
                                                              ----------
       Banks-Commercial -- 0.2%
         Synovus Financial Corp.
          Sub. Notes
          5.90% due 02/07/2029....................    520,000    522,080
                                                              ----------
       Broadcast Services/Program -- 0.8%
         Clear Channel Worldwide Holdings, Inc.
          Company Guar. Notes
          9.25% due 02/15/2024*...................  1,260,000  1,335,600
         iHeartCommunications, Inc.
          Senior Sec. Notes
          9.00% due 12/15/2019+(1)(2).............    690,000    489,900
         Univision Communications, Inc.
          Senior Sec. Notes
          5.13% due 05/15/2023*...................    740,000    700,687
                                                              ----------
                                                               2,526,187
                                                              ----------
       Building & Construction-Misc. -- 0.3%
         Frontdoor, Inc.
          Senior Notes
          6.75% due 08/15/2026*...................    150,000    153,375
         Weekley Homes LLC/Weekley Finance Corp.
          Senior Notes
          6.63% due 08/15/2025....................    740,000    706,700
                                                              ----------
                                                                 860,075
                                                              ----------

                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
     Building-Heavy Construction -- 0.3%
       New Enterprise Stone & Lime Co., Inc.
        Senior Notes
        10.13% due 04/01/2022*....................... $  805,000 $  815,063
                                                                 ----------
     Building-Residential/Commercial -- 1.8%
       Beazer Homes USA, Inc.
        Company Guar. Notes
        5.88% due 10/15/2027.........................    560,000    488,600
       Beazer Homes USA, Inc.
        Company Guar. Notes
        6.75% due 03/15/2025.........................    720,000    681,300
       Lennar Corp.
        Company Guar. Notes
        5.25% due 06/01/2026.........................    815,000    838,431
       M/I Homes, Inc.
        Company Guar. Notes
        5.63% due 08/01/2025.........................    730,000    698,975
       PulteGroup, Inc.
        Company Guar. Notes
        5.50% due 03/01/2026.........................    660,000    679,800
       TRI Pointe Group Inc./TRI Pointe Homes Inc.
        Company Guar. Notes
        5.88% due 06/15/2024.........................  1,475,000  1,482,375
       William Lyon Homes, Inc.
        Company Guar. Notes
        6.00% due 09/01/2023.........................    700,000    677,250
                                                                 ----------
                                                                  5,546,731
                                                                 ----------
     Cable/Satellite TV -- 2.0%
       Cablevision Systems Corp.
        Senior Notes
        5.88% due 09/15/2022.........................  1,255,000  1,311,475
       CCO Holdings LLC/CCO Holdings Capital Corp.
        Senior Notes
        5.13% due 05/01/2027*........................    825,000    830,156
       Charter Communications Operating LLC/Charter
        Communications Operating Capital
        Senior Sec. Notes
        4.50% due 02/01/2024.........................  1,675,000  1,742,185
       CSC Holdings LLC
        Senior Notes
        7.50% due 04/01/2028*........................    585,000    626,857
       DISH DBS Corp.
        Company Guar. Notes
        5.00% due 03/15/2023.........................  1,465,000  1,318,500
       DISH DBS Corp.
        Company Guar. Notes
        7.75% due 07/01/2026.........................    340,000    295,800
                                                                 ----------
                                                                  6,124,973
                                                                 ----------
     Casino Hotels -- 0.8%
       Boyd Gaming Corp.
        Company Guar. Notes
        6.00% due 08/15/2026.........................    260,000    266,500
       Boyd Gaming Corp.
        Company Guar. Notes
        6.38% due 04/01/2026.........................  1,615,000  1,671,525

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                         Principal   Value
                  Security Description                    Amount    (Note 2)
  U.S. CORPORATE BONDS & NOTES (continued)
  Casino Hotels (continued)
    MGM Resorts International
     Company Guar. Notes
     5.75% due 06/15/2025............................... $615,000  $  636,525
                                                                   ----------
                                                                    2,574,550
                                                                   ----------
  Casino Services -- 0.2%
    Eldorado Resorts, Inc.
     Company Guar. Notes
     6.00% due 09/15/2026...............................  755,000     766,325
                                                                   ----------
  Cellular Telecom -- 0.3%
    Sprint Corp.
     Company Guar. Notes
     7.88% due 09/15/2023...............................  960,000   1,005,600
                                                                   ----------
  Chemicals-Diversified -- 0.2%
    Hexion, Inc.
     Senior Sec. Notes
     10.38% due 02/01/2022*.............................  495,000     414,563
    Hexion, Inc.
     Sec. Notes
     13.75% due 02/01/2022*.............................  395,000     136,275
                                                                   ----------
                                                                      550,838
                                                                   ----------
  Chemicals-Specialty -- 0.7%
    Cornerstone Chemical Co.
     Senior Sec. Notes
     6.75% due 08/15/2024*..............................  795,000     747,300
    Kraton Polymers LLC/Kraton Polymers Capital Corp.
     Company Guar. Notes
     7.00% due 04/15/2025*..............................  835,000     843,350
    Platform Specialty Products Corp.
     Company Guar. Notes
     5.88% due 12/01/2025*..............................  630,000     632,268
                                                                   ----------
                                                                    2,222,918
                                                                   ----------
  Commercial Services -- 0.2%
    ServiceMaster Co. LLC
     Company Guar. Notes
     5.13% due 11/15/2024*..............................  620,000     622,325
                                                                   ----------
  Computer Services -- 0.7%
    Banff Merger Sub, Inc.
     Senior Notes
     9.75% due 09/01/2026*..............................  530,000     514,100
    Exela Intermediate LLC/Exela Finance, Inc.
     Senior Sec. Notes
     10.00% due 07/15/2023*.............................  980,000     997,885
    West Corp.
     Company Guar. Notes
     8.50% due 10/15/2025*..............................  640,000     550,400
                                                                   ----------
                                                                    2,062,385
                                                                   ----------
  Computers -- 0.3%
    Dell International LLC/EMC Corp.
     Senior Sec. Notes
     4.90% due 10/01/2026*..............................  495,000     502,430

                                                  Principal    Value
                 Security Description              Amount     (Note 2)
        Computers (continued)
          Dell International LLC/EMC Corp.
           Senior Sec. Notes
           5.30% due 10/01/2029*................. $  505,000 $  509,434
                                                             ----------
                                                              1,011,864
                                                             ----------
        Computers-Integrated Systems -- 0.1%
          Everi Payments, Inc.
           Company Guar. Notes
           7.50% due 12/15/2025*.................    250,000    260,000
                                                             ----------
        Consumer Products-Misc. -- 0.3%
          Prestige Brands, Inc.
           Company Guar. Notes
           6.38% due 03/01/2024*.................    775,000    788,563
                                                             ----------
        Containers-Metal/Glass -- 0.4%
          Greif, Inc.
           Company Guar. Notes
           6.50% due 03/01/2027*.................    610,000    623,725
          Owens-Brockway Glass Container, Inc.
           Company Guar. Notes
           6.38% due 08/15/2025*.................    665,000    699,912
                                                             ----------
                                                              1,323,637
                                                             ----------
        Containers-Paper/Plastic -- 0.2%
          Trident Merger Sub, Inc.
           Senior Notes
           6.63% due 11/01/2025*.................    790,000    738,650
                                                             ----------
        Diagnostic Equipment -- 0.9%
          Avantor, Inc.
           Senior Sec. Notes
           6.00% due 10/01/2024*.................  1,155,000  1,198,313
          Avantor, Inc.
           Senior Notes
           9.00% due 10/01/2025*.................    735,000    796,556
          Ortho-Clinical Diagnostics, Inc.
           Senior Notes
           6.63% due 05/15/2022*.................    790,000    749,710
                                                             ----------
                                                              2,744,579
                                                             ----------
        Dialysis Centers -- 0.2%
          DaVita HealthCare Partners, Inc.
           Company Guar. Notes
           5.13% due 07/15/2024..................    635,000    627,063
                                                             ----------
        Disposable Medical Products -- 0.3%
          Sotera Health Holdings LLC
           Senior Notes
           6.50% due 05/15/2023*.................    900,000    906,750
                                                             ----------
        Diversified Manufacturing Operations -- 0.3%
          LSB Industries, Inc.
           Senior Sec. Notes
           9.63% due 05/01/2023*.................    795,000    822,984
                                                             ----------
        E-Commerce/Services -- 0.1%
          Match Group, Inc.
           Senior Notes
           5.63% due 02/15/2029*.................    410,000    415,125
                                                             ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
    U.S. CORPORATE BONDS & NOTES (continued)
    Electric-Integrated -- 0.0%
      Texas Competitive Electric Holdings Co. LLC/
       TCEH Finance, Inc.
       Escrow Notes
       11.50% due 10/01/2020+........................ $1,667,835 $    6,671
                                                                 ----------
    Electronic Components-Semiconductors -- 0.3%
      Amkor Technology, Inc.
       Senior Notes
       6.63% due 09/15/2027*.........................  1,010,000  1,025,150
                                                                 ----------
    Energy-Alternate Sources -- 0.4%
      TerraForm Power Operating LLC
       Company Guar. Notes
       4.25% due 01/31/2023*.........................    650,000    642,193
      TerraForm Power Operating LLC
       Company Guar. Notes
       5.00% due 01/31/2028*.........................    590,000    569,350
                                                                 ----------
                                                                  1,211,543
                                                                 ----------
    Enterprise Software/Service -- 0.2%
      Infor US, Inc.
       Company Guar. Notes
       6.50% due 05/15/2022..........................    665,000    674,144
                                                                 ----------
    Finance-Consumer Loans -- 1.7%
      Navient Corp.
       Senior Notes
       5.88% due 10/25/2024..........................  1,095,000  1,059,412
      Navient Corp.
       Senior Notes
       6.75% due 06/25/2025..........................  1,025,000  1,016,339
      Springleaf Finance Corp.
       Company Guar. Notes
       6.13% due 05/15/2022..........................  1,040,000  1,076,400
      Springleaf Finance Corp.
       Company Guar. Notes
       6.88% due 03/15/2025..........................    820,000    845,625
      Springleaf Finance Corp.
       Company Guar. Notes
       7.13% due 03/15/2026..........................    390,000    397,067
      Synchrony Financial
       Senior Notes
       4.38% due 03/19/2024..........................    935,000    947,056
                                                                 ----------
                                                                  5,341,899
                                                                 ----------
    Finance-Mortgage Loan/Banker -- 0.7%
      Ladder Capital Finance Holdings LLLP/Ladder
       Capital Finance Corp.
       Company Guar. Notes
       5.88% due 08/01/2021*.........................  1,235,000  1,258,156
      Nationstar Mtg. Holdings, Inc.
       Company Guar. Notes
       8.13% due 07/15/2023*.........................    595,000    612,850
      Nationstar Mtg. LLC/Nationstar Capital Corp.
       Company Guar. Notes
       6.50% due 07/01/2021..........................    350,000    350,000
                                                                 ----------
                                                                  2,221,006
                                                                 ----------

                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    Food-Dairy Products -- 0.1%
      Chobani LLC/Chobani Finance Corp., Inc.
       Company Guar. Notes
       7.50% due 04/15/2025*.......................... $  355,000 $  318,169
                                                                  ----------
    Food-Misc./Diversified -- 0.8%
      Dole Food Co., Inc.
       Senior Sec. Notes
       7.25% due 06/15/2025*..........................  1,250,000  1,106,250
      Matterhorn Merger Sub LLC/Matterhorn Finance
       Sub, Inc.
       Senior Notes
       8.50% due 06/01/2026*..........................    580,000    503,150
      Post Holdings, Inc.
       Company Guar. Notes
       5.00% due 08/15/2026*..........................    435,000    423,038
      Post Holdings, Inc.
       Company Guar. Notes
       5.50% due 03/01/2025*..........................    590,000    596,637
                                                                  ----------
                                                                   2,629,075
                                                                  ----------
    Food-Retail -- 0.3%
      Albertsons Cos. LLC/Safeway, Inc./New
       Albertsons LP/Albertson's LLC
       Company Guar. Notes
       5.75% due 03/15/2025...........................    705,000    668,868
      Albertsons Cos. LLC/Safeway, Inc./New
       Albertsons LP/Albertson's LLC
       Company Guar. Notes
       7.50% due 03/15/2026*..........................    145,000    149,169
                                                                  ----------
                                                                     818,037
                                                                  ----------
    Gambling (Non-Hotel) -- 0.8%
      Caesars Resort Collection LLC/CRC Finco, Inc.
       Company Guar. Notes
       5.25% due 10/15/2025*..........................  1,160,000  1,117,219
      Downstream Development Authority of the
       Quapaw Tribe of Oklahoma
       Senior Sec. Notes
       10.50% due 02/15/2023*.........................    485,000    501,369
      Scientific Games International, Inc.
       Company Guar. Notes
       6.63% due 05/15/2021...........................    440,000    443,300
      Scientific Games International, Inc.
       Company Guar. Notes
       8.25% due 03/15/2026*..........................    380,000    387,847
                                                                  ----------
                                                                   2,449,735
                                                                  ----------
    Gas-Distribution -- 0.2%
      AmeriGas Partners LP/AmeriGas Finance Corp.
       Senior Notes
       5.50% due 05/20/2025...........................    510,000    508,088
                                                                  ----------
    Hotels/Motels -- 0.2%
      Hilton Domestic Operating Co., Inc.
       Company Guar. Notes
       5.13% due 05/01/2026*..........................    460,000    467,723
                                                                  ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                       Principal    Value
                 Security Description                   Amount     (Note 2)
   U.S. CORPORATE BONDS & NOTES (continued)
   Housewares -- 0.2%
     American Greetings Corp.
      Company Guar. Notes
      8.75% due 04/15/2025*........................... $  715,000 $  647,075
                                                                  ----------
   Independent Power Producers -- 0.6%
     Calpine Corp.
      Senior Notes
      5.38% due 01/15/2023............................  1,497,000  1,498,871
     NRG Energy, Inc.
      Company Guar. Notes
      5.75% due 01/15/2028............................    340,000    360,400
                                                                  ----------
                                                                   1,859,271
                                                                  ----------
   Insurance-Multi-line -- 0.3%
     Acrisure LLC/Acrisure Finance, Inc.
      Senior Notes
      7.00% due 11/15/2025*...........................    710,000    639,000
     Acrisure LLC/Acrisure Finance, Inc.
      Senior Sec. Notes
      8.13% due 02/15/2024*...........................    320,000    331,571
                                                                  ----------
                                                                     970,571
                                                                  ----------
   Internet Connectivity Services -- 0.2%
     Zayo Group LLC/Zayo Capital, Inc.
      Company Guar. Notes
      6.38% due 05/15/2025............................    600,000    603,000
                                                                  ----------
   Machinery-Electrical -- 0.3%
     Vertiv Intermediate Holding Corp.
      Senior Notes
      12.00% due 02/15/2022*(4).......................    795,000    767,175
                                                                  ----------
   Machinery-General Industrial -- 0.2%
     RBS Global, Inc./Rexnord LLC
      Company Guar. Notes
      4.88% due 12/15/2025*...........................    775,000    765,313
                                                                  ----------
   Medical Information Systems -- 0.1%
     Change Healthcare Holdings LLC/Change
      Healthcare Finance, Inc.
      Senior Notes
      5.75% due 03/01/2025*...........................    340,000    335,750
                                                                  ----------
   Medical Labs & Testing Services -- 0.7%
     Charles River Laboratories International, Inc.
      Company Guar. Notes
      5.50% due 04/01/2026*...........................    350,000    363,125
     Eagle Holding Co. II LLC
      Senior Notes
      7.63% due 05/15/2022*(4)........................    910,000    917,962
     West Street Merger Sub, Inc.
      Senior Notes
      6.38% due 09/01/2025*...........................    810,000    787,725
                                                                  ----------
                                                                   2,068,812
                                                                  ----------
   Medical-Drugs -- 0.5%
     Bausch Health Americas, Inc.
      Company Guar. Notes
      8.50% due 01/31/2027*...........................  1,305,000  1,383,300

                                                 Principal    Value
                  Security Description            Amount     (Note 2)
          Medical-Drugs (continued)
            Endo Finance LLC/Endo Finco, Inc.
             Company Guar. Notes
             5.38% due 01/15/2023*.............. $  350,000 $  287,000
                                                            ----------
                                                             1,670,300
                                                            ----------
          Medical-Generic Drugs -- 0.1%
            Par Pharmaceutical, Inc.
             Senior Sec. Notes
             7.50% due 04/01/2027*..............    405,000    410,670
                                                            ----------
          Medical-HMO -- 0.5%
            Centene Corp.
             Senior Notes
             5.38% due 06/01/2026*..............    195,000    203,531
            MPH Acquisition Holdings LLC
             Company Guar. Notes
             7.13% due 06/01/2024*..............    465,000    463,838
            Polaris Intermediate Corp.
             Senior Notes
             8.50% due 12/01/2022*(4)...........    360,000    355,140
            WellCare Health Plans, Inc.
             Senior Notes
             5.25% due 04/01/2025...............    450,000    465,750
                                                            ----------
                                                             1,488,259
                                                            ----------
          Medical-Hospitals -- 2.0%
            HCA, Inc.
             Company Guar. Notes
             5.38% due 02/01/2025...............  1,315,000  1,393,900
            HCA, Inc.
             Company Guar. Notes
             5.63% due 09/01/2028...............  1,415,000  1,496,362
            HCA, Inc.
             Company Guar. Notes
             5.88% due 02/01/2029...............    155,000    167,005
            Surgery Center Holdings, Inc.
             Company Guar. Notes
             8.88% due 04/15/2021*..............    360,000    377,028
            Surgery Center Holdings, Inc.
             Company Guar. Notes
             10.00% due 04/15/2027*.............    425,000    431,375
            Tenet Healthcare Corp.
             Sec. Notes
             5.13% due 05/01/2025...............    285,000    286,439
            Tenet Healthcare Corp.
             Sec. Notes
             6.25% due 02/01/2027*..............    495,000    513,835
            Tenet Healthcare Corp.
             Senior Notes
             7.00% due 08/01/2025...............  1,105,000  1,117,089
            Tenet Healthcare Corp.
             Senior Notes
             8.13% due 04/01/2022...............    365,000    392,685
                                                            ----------
                                                             6,175,718
                                                            ----------
          Metal Processors & Fabrication -- 0.2%
            Hillman Group, Inc.
             Company Guar. Notes
             6.38% due 07/15/2022*..............    585,000    523,575
                                                            ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                        Principal    Value
                  Security Description                   Amount     (Note 2)
   U.S. CORPORATE BONDS & NOTES (continued)
   Oil & Gas Drilling -- 0.3%
     Nabors Industries, Inc.
      Company Guar. Notes
      5.75% due 02/01/2025............................. $  535,000 $  479,483
     Rowan Cos., Inc.
      Company Guar. Notes
      5.40% due 12/01/2042.............................    875,000    538,125
                                                                   ----------
                                                                    1,017,608
                                                                   ----------
   Oil Companies-Exploration & Production -- 2.0%
     California Resources Corp.
      Sec. Notes
      8.00% due 12/15/2022*............................    870,000    683,211
     Callon Petroleum Co.
      Company Guar. Notes
      6.13% due 10/01/2024.............................    451,345    453,602
     Chesapeake Energy Corp.
      Company Guar. Notes
      8.00% due 06/15/2027.............................    965,000    950,525
     CrownRock LP/CrownRock Finance, Inc.
      Senior Notes
      5.63% due 10/15/2025*............................  1,015,000    974,400
     Denbury Resources, Inc.
      Sec. Notes
      7.50% due 02/15/2024*............................    580,000    495,175
     Denbury Resources, Inc.
      Sec. Notes
      9.25% due 03/31/2022*............................    768,000    741,120
     EP Energy LLC/Everest Acquisition Finance, Inc.
      Senior Sec. Notes
      7.75% due 05/15/2026*............................    180,000    146,250
     EP Energy LLC/Everest Acquisition Finance, Inc.
      Senior Sec. Notes
      8.00% due 11/29/2024*............................    170,000     94,350
     EP Energy LLC/Everest Acquisition Finance, Inc.
      Sec. Bonds
      8.00% due 02/15/2025*............................    260,000     89,700
     Kosmos Energy, Ltd.
      Company Guar. Notes
      7.13% due 04/04/2026*............................    600,000    594,600
     Range Resources Corp.
      Company Guar. Notes
      5.00% due 03/15/2023.............................    350,000    343,000
     Sanchez Energy Corp.
      Senior Sec. Notes
      7.25% due 02/15/2023*............................    405,000    326,025
     Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
      Company Guar. Notes
      8.75% due 04/15/2023*............................    575,000    457,125
                                                                   ----------
                                                                    6,349,083
                                                                   ----------
   Oil Refining & Marketing -- 0.1%
     Citgo Holding, Inc.
      Senior Sec. Notes
      10.75% due 02/15/2020*...........................    430,000    440,836
                                                                   ----------

                                                          Principal    Value
                  Security Description                     Amount     (Note 2)
 Oil-Field Services -- 0.4%
   CSI Compressco LP/CSI Compressco Finance, Inc.
    Company Guar. Notes
    7.25% due 08/15/2022................................. $  370,000 $  323,750
   USA Compression Partners LP/USA Compression
    Finance Corp.
    Company Guar. Notes
    6.88% due 04/01/2026.................................    905,000    928,756
                                                                     ----------
                                                                      1,252,506
                                                                     ----------
 Paper & Related Products -- 0.2%
   Schweitzer-Mauduit International, Inc.
    Company Guar. Notes
    6.88% due 10/01/2026*................................    675,000    675,000
                                                                     ----------
 Pipelines -- 1.1%
   American Midstream Partners LP/American
    Midstream Finance Corp.
    Company Guar. Notes
    9.50% due 12/15/2021*................................    525,000    483,000
   Cheniere Corpus Christi Holdings LLC
    Senior Sec. Notes
    5.88% due 03/31/2025.................................  1,065,000  1,158,188
   Cheniere Energy Partners LP
    Company Guar. Notes
    5.63% due 10/01/2026*................................    665,000    681,625
   Energy Transfer Operating LP
    Company Guar. Notes
    7.50% due 10/15/2020.................................    436,000    464,194
   Targa Resources Partners LP/Targa Resources
    Partners Finance Corp.
    Company Guar. Notes
    5.88% due 04/15/2026*................................    485,000    512,645
                                                                     ----------
                                                                      3,299,652
                                                                     ----------
 Private Equity -- 0.4%
   Icahn Enterprises LP/Icahn Enterprises Finance Corp.
    Company Guar. Notes
    5.88% due 02/01/2022.................................    985,000    997,312
   Icahn Enterprises LP/Icahn Enterprises Finance Corp.
    Company Guar. Notes
    6.38% due 12/15/2025.................................    285,000    291,769
                                                                     ----------
                                                                      1,289,081
                                                                     ----------
 Publishing-Books -- 0.1%
   McGraw-Hill Global Education Holdings LLC/
    McGraw-Hill Global Education Finance
    Senior Notes
    7.88% due 05/15/2024*................................    500,000    400,000
                                                                     ----------
 Publishing-Periodicals -- 0.3%
   Meredith Corp.
    Company Guar. Notes
    6.88% due 02/01/2026.................................  1,000,000  1,050,000
                                                                     ----------
 Real Estate Investment Trusts -- 1.4%
   ESH Hospitality, Inc.
    Company Guar. Notes
    5.25% due 05/01/2025*................................  1,070,000  1,062,863

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                             Principal    Value
                   Security Description                       Amount     (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
  iStar, Inc.
   Senior Notes
   5.25% due 09/15/2022..................................... $1,170,000 $1,148,063
  MGM Growth Properties Operating Partnership
   LP/MGP Finance Co-Issuer, Inc.
   Company Guar. Notes
   4.50% due 01/15/2028.....................................    580,000    545,200
  MGM Growth Properties Operating Partnership
   LP/MGP Finance Co-Issuer, Inc.
   Company Guar. Notes
   5.63% due 05/01/2024.....................................    330,000    343,200
  MGM Growth Properties Operating Partnership
   LP/MGP Finance Co-Issuer, Inc.
   Company Guar. Notes
   5.75% due 02/01/2027*....................................    370,000    382,950
  MPT Operating Partnership LP/MPT Finance Corp.
   Company Guar. Notes
   5.00% due 10/15/2027.....................................    400,000    407,000
  Uniti Group, Inc./CSL Capital LLC
   Company Guar. Notes
   7.13% due 12/15/2024*....................................    595,000    511,700
                                                                        ----------
                                                                         4,400,976
                                                                        ----------
Real Estate Management/Services -- 0.1%
  Realogy Group LLC/Realogy Co-Issuer Corp.
   Company Guar. Notes
   9.38% due 04/01/2027*....................................    245,000    250,819
                                                                        ----------
Retail-Automobile -- 0.2%
  Sonic Automotive, Inc.
   Company Guar. Notes
   6.13% due 03/15/2027.....................................    600,000    544,500
                                                                        ----------
Retail-Convenience Store -- 0.3%
  Cumberland Farms, Inc.
   Senior Notes
   6.75% due 05/01/2025*....................................  1,025,000  1,066,000
                                                                        ----------
Retail-Major Department Stores -- 0.1%
  Neiman Marcus Group, Ltd. LLC
   Company Guar. Notes
   8.00% due 10/15/2021*....................................    695,000    368,350
                                                                        ----------
Retail-Propane Distribution -- 0.3%
  Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
   Senior Notes
   8.63% due 06/15/2020.....................................    570,000    430,350
  Suburban Propane Partners LP/Suburban Energy
   Finance Corp.
   Senior Notes
   5.50% due 06/01/2024.....................................    490,000    477,309
                                                                        ----------
                                                                           907,659
                                                                        ----------
Retail-Restaurants -- 0.4%
  Golden Nugget, Inc.
   Senior Notes
   6.75% due 10/15/2024*....................................    895,000    899,475

                                                     Principal   Value
                  Security Description                Amount    (Note 2)
      Retail-Restaurants (continued)
        Golden Nugget, Inc.
         Company Guar. Notes
         8.75% due 10/01/2025*...................... $455,000  $  477,750
                                                               ----------
                                                                1,377,225
                                                               ----------
      Rubber/Plastic Products -- 0.0%
        Venture Holdings Co. LLC
         Company Guar. Notes
         11.00% due 06/01/2007+(2)(6)(7)............  550,000           0
                                                               ----------
      Security Services -- 0.1%
        Prime Security Services Borrower LLC/Prime
         Finance, Inc.
         Senior Sec. Notes
         5.25% due 04/15/2024*......................  165,000     165,000
        Prime Security Services Borrower LLC/Prime
         Finance, Inc.
         Senior Sec. Notes
         5.75% due 04/15/2026*......................   85,000      85,018
                                                               ----------
                                                                  250,018
                                                               ----------
      Soap & Cleaning Preparation -- 0.2%
        Kronos Acquisition Holdings, Inc.
         Company Guar. Notes
         9.00% due 08/15/2023*......................  720,000     619,200
                                                               ----------
      Steel-Producers -- 0.4%
        AK Steel Corp.
         Company Guar. Notes
         7.00% due 03/15/2027.......................  585,000     490,113
        United States Steel Corp.
         Senior Notes
         6.25% due 03/15/2026.......................  715,000     666,737
                                                               ----------
                                                                1,156,850
                                                               ----------
      Telecommunication Equipment -- 0.3%
        CommScope Finance LLC
         Senior Notes
         8.25% due 03/01/2027*......................  920,000     954,500
                                                               ----------
      Telephone-Integrated -- 1.3%
        Cincinnati Bell, Inc.
         Company Guar. Notes
         7.00% due 07/15/2024*......................  535,000     492,510
        Consolidated Communications, Inc.
         Company Guar. Notes
         6.50% due 10/01/2022.......................  970,000     868,150
        Frontier Communications Corp.
         Senior Notes
         7.63% due 04/15/2024.......................  835,000     457,163
        Frontier Communications Corp.
         Senior Notes
         8.50% due 04/15/2020.......................  740,000     723,350
        Frontier Communications Corp.
         Sec. Notes
         8.50% due 04/01/2026*......................  295,000     274,350
        Level 3 Financing, Inc.
         Company Guar. Notes
         5.25% due 03/15/2026.......................  530,000     528,675

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                    Principal     Value
                 Security Description                Amount      (Note 2)
     U.S. CORPORATE BONDS & NOTES (continued)
     Telephone-Integrated (continued)
       Level 3 Financing, Inc.
        Company Guar. Notes
        5.38% due 01/15/2024....................... $  670,000 $    682,462
                                                               ------------
                                                                  4,026,660
                                                               ------------
     Television -- 0.1%
       Sinclair Television Group, Inc.
        Company Guar. Notes
        5.13% due 02/15/2027*......................    250,000      239,375
                                                               ------------
     Theaters -- 0.4%
       Live Nation Entertainment, Inc.
        Company Guar. Notes
        5.63% due 03/15/2026*......................  1,130,000    1,166,725
                                                               ------------
     Transport-Equipment & Leasing -- 0.5%
       Fortress Transportation & Infrastructure
        Investors LLC
        Senior Notes
        6.50% due 10/01/2025*......................    980,000      967,750
       Fortress Transportation & Infrastructure
        Investors LLC
        Senior Notes
        6.75% due 03/15/2022*......................    670,000      681,725
                                                               ------------
                                                                  1,649,475
                                                               ------------
     Wireless Equipment -- 0.4%
       ViaSat, Inc.
        Senior Notes
        5.63% due 09/15/2025*......................    815,000      780,362
       ViaSat, Inc.
        Senior Sec. Notes
        5.63% due 04/15/2027*......................    595,000      605,478
                                                               ------------
                                                                  1,385,840
                                                               ------------
     Total U.S. Corporate Bonds & Notes
        (cost $115,385,210)........................             112,922,799
                                                               ------------
     FOREIGN CORPORATE BONDS & NOTES -- 7.1%
     Aerospace/Defense -- 0.4%
       Bombardier, Inc.
        Senior Notes
        7.50% due 12/01/2024*......................    675,000      701,156
       Bombardier, Inc.
        Senior Notes
        7.88% due 04/15/2027*......................    365,000      376,516
                                                               ------------
                                                                  1,077,672
                                                               ------------
     Auto/Truck Parts & Equipment-Original -- 0.2%
       Panther BF Aggregator 2 LP/Panther Finance
        Co., Inc.
        Senior Sec. Notes
        6.25% due 05/15/2026*......................     60,000       61,200
       Panther BF Aggregator 2 LP/Panther Finance
        Co., Inc.
        Company Guar. Notes
        8.50% due 05/15/2027*......................    695,000      696,737
                                                               ------------
                                                                    757,937
                                                               ------------

                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    Building & Construction Products-Misc. -- 0.2%
      James Hardie International Finance DAC
       Company Guar. Notes
       4.75% due 01/15/2025*.......................... $  655,000 $  645,175
                                                                  ----------
    Cable/Satellite TV -- 0.1%
      Altice Luxembourg SA
       Company Guar. Notes
       7.75% due 05/15/2022*..........................    300,000    300,000
                                                                  ----------
    Casino Services -- 0.3%
      Gateway Casinos & Entertainment, Ltd.
       Sec. Notes
       8.25% due 03/01/2024*..........................    800,000    835,000
                                                                  ----------
    Cellular Telecom -- 0.4%
      Numericable-SFR SA
       Senior Sec. Notes
       7.38% due 05/01/2026*..........................  1,200,000  1,176,000
                                                                  ----------
    Chemicals-Diversified -- 0.3%
      NOVA Chemicals Corp.
       Senior Notes
       4.88% due 06/01/2024*..........................    440,000    432,300
      NOVA Chemicals Corp.
       Senior Notes
       5.00% due 05/01/2025*..........................    630,000    617,400
                                                                  ----------
                                                                   1,049,700
                                                                  ----------
    Chemicals-Specialty -- 0.3%
      Alpha 3 BV/Alpha US Bidco, Inc.
       Company Guar. Notes
       6.25% due 02/01/2025*..........................    950,000    916,750
                                                                  ----------
    Containers-Metal/Glass -- 0.7%
      ARD Securities Finance SARL
       Senior Sec. Notes
       8.75% due 01/31/2023*(8).......................    605,750    572,434
      Ardagh Packaging Finance PLC/Ardagh Holdings
       USA, Inc.
       Company Guar. Notes
       6.00% due 02/15/2025*..........................  1,520,000  1,520,000
                                                                  ----------
                                                                   2,092,434
                                                                  ----------
    Cruise Lines -- 0.3%
      Viking Cruises, Ltd.
       Company Guar. Notes
       5.88% due 09/15/2027*..........................    985,000    958,405
                                                                  ----------
    Diversified Minerals -- 0.2%
      FMG Resources August 2006 Pty, Ltd.
       Company Guar. Notes
       5.13% due 03/15/2023*..........................    715,000    718,575
                                                                  ----------
    Gold Mining -- 0.2%
      Eldorado Gold Corp.
       Company Guar. Notes
       6.13% due 12/15/2020*..........................    595,000    582,326
                                                                  ----------
    Machinery-Pumps -- 0.1%
      Titan Acquisition, Ltd./Titan Co-Borrower LLC
       Senior Notes
       7.75% due 04/15/2026*..........................    455,000    392,438
                                                                  ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                       Principal    Value
                 Security Description                   Amount     (Note 2)
   FOREIGN CORPORATE BONDS & NOTES (continued)
   Medical-Biomedical/Gene -- 0.0%
     Concordia International Corp.
      Senior Sec. Notes
      8.00% due 09/06/2024............................ $  142,000 $  133,480
                                                                  ----------
   Medical-Drugs -- 0.8%
     Bausch Health Cos., Inc.
      Senior Sec. Notes
      5.50% due 11/01/2025*...........................  1,180,000  1,205,075
     Bausch Health Cos., Inc.
      Senior Sec. Notes
      5.75% due 08/15/2027*...........................    100,000    102,530
     Bausch Health Cos., Inc.
      Company Guar. Notes
      9.00% due 12/15/2025*...........................    385,000    418,226
     Teva Pharmaceutical Finance Netherlands III BV
      Company Guar. Notes
      3.15% due 10/01/2026............................    505,000    412,579
     Teva Pharmaceutical Finance Netherlands III BV
      Company Guar. Notes
      6.75% due 03/01/2028............................    330,000    332,677
                                                                  ----------
                                                                   2,471,087
                                                                  ----------
   Medical-Generic Drugs -- 0.2%
     Perrigo Finance Unlimited Co.
      Company Guar. Notes
      4.38% due 03/15/2026............................    700,000    682,109
                                                                  ----------
   Metal-Diversified -- 0.3%
     Vedanta Resources PLC
      Senior Notes
      6.38% due 07/30/2022*...........................    805,000    781,011
                                                                  ----------
   Oil & Gas Drilling -- 0.3%
     Transocean, Inc.
      Company Guar. Notes
      6.80% due 03/15/2038............................    465,000    360,375
     Transocean, Inc.
      Company Guar. Notes
      7.50% due 01/15/2026*...........................    335,000    330,813
     Transocean, Inc.
      Company Guar. Notes
      9.00% due 07/15/2023*...........................    265,000    282,556
                                                                  ----------
                                                                     973,744
                                                                  ----------
   Oil Companies-Exploration & Production -- 0.3%
     Geopark, Ltd.
      Senior Sec. Notes
      6.50% due 09/21/2024*...........................    995,000    998,731
                                                                  ----------
   Oil Companies-Integrated -- 0.4%
     Petrobras Global Finance BV
      Company Guar. Notes
      5.30% due 01/27/2025............................    460,000    466,675
     Petrobras Global Finance BV
      Company Guar. Notes
      5.75% due 02/01/2029............................    340,000    336,770

                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
    Oil Companies-Integrated (continued)
      Petroleos Mexicanos
       Company Guar. Notes
       5.35% due 02/12/2028......................... $  340,000 $   315,520
                                                                -----------
                                                                  1,118,965
                                                                -----------
    Oil-Field Services -- 0.1%
      Weatherford International, Ltd.
       Company Guar. Notes
       8.25% due 06/15/2023.........................    575,000     406,812
                                                                -----------
    Paper & Related Products -- 0.2%
      Cascades, Inc.
       Company Guar. Notes
       5.50% due 07/15/2022*........................    150,000     150,750
      Cascades, Inc.
       Company Guar. Notes
       5.75% due 07/15/2023*........................    360,000     359,100
                                                                -----------
                                                                    509,850
                                                                -----------
    Security Services -- 0.3%
      Garda World Security Corp.
       Senior Notes
       8.75% due 05/15/2025*........................  1,115,000   1,059,250
                                                                -----------
    Special Purpose Entity -- 0.0%
      Hellas Telecommunications Luxembourg II SCA
       Sub. Notes
       6.05% due 01/15/2015+*(2)(6)(7)..............  1,025,000           0
                                                                -----------
    Steel-Producers -- 0.3%
      ArcelorMittal
       Senior Notes
       6.26% due 06/01/2025.........................    715,000     791,198
                                                                -----------
    Transport-Marine -- 0.2%
      Topaz Marine SA
       Company Guar. Notes
       9.13% due 07/26/2022*........................    740,000     749,503
                                                                -----------
    Total Foreign Corporate Bonds & Notes
       (cost $23,569,022)...........................             22,178,152
                                                                -----------
    LOANS(9)(10)(11) -- 50.9%
    Advertising Services -- 0.1%
      Advantage Sales & Marketing, Inc. FRS
       1st Lien
       5.75% (1 ML+3.25%)
       due 07/23/2021...............................    357,513     302,769
                                                                -----------
    Aerospace/Defense-Equipment -- 0.1%
      TransDigm, Inc. FRS
       BTL-F
       5.00% (1 ML+2.50%)
       due 06/09/2023...............................    463,322     451,739
                                                                -----------
    Airport Development/Maintenance -- 0.3%
      Dynasty Acquisition Co., Inc. FRS
       BTL-B
       coupon TBD
       due 04/06/2026...............................    682,867     682,623

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                Principal    Value
                  Security Description           Amount     (Note 2)
           LOANS(9)(10)(11) (continued)
           Airport Development/Maintenance (continued)
             Standard Aero, Ltd. FRS
              BTL
              coupon TBD
              due 04/06/2026................... $  367,133 $  367,002
                                                           ----------
                                                            1,049,625
                                                           ----------
           Appliances -- 0.4%
             Global Appliance, Inc. FRS
              BTL-B
              6.50% (1 ML+4.00%)
              due 09/29/2024...................  1,334,000  1,313,990
                                                           ----------
           Applications Software -- 0.4%
             SS&C European Holdings SARL FRS
              BTL-B4
              4.75% (1 ML+2.25%)
              due 04/16/2025...................    491,735    487,022
             SS&C Technologies, Inc. FRS
              BTL-B3
              4.75% (1 ML+2.25%)
              due 04/16/2025...................    683,917    677,363
                                                           ----------
                                                            1,164,385
                                                           ----------
           Auto-Heavy Duty Trucks -- 0.5%
             Navistar, Inc. FRS
              BTL-B
              6.00% (1 ML+3.50%)
              due 11/06/2024...................  1,450,350  1,442,493
                                                           ----------
           Auto/Truck Parts & Equipment-Original -- 1.4%
             Accuride Corp. FRS
              BTL
              7.85% (3 ML+5.25%)
              due 11/17/2023...................  1,169,583    964,906
             DexKo Global, Inc. FRS
              BTL-B
              6.00% (1 ML+3.50%)
              due 07/24/2024...................    968,482    950,928
             Panther BF Aggregator 2 LP FRS
              BTL-B
              coupon TBD
              due 03/18/2026...................    910,000    899,762
             Tenneco, Inc. FRS
              BTL-B
              5.24% (1 ML+2.75%)
              due 10/01/2025...................  1,625,925  1,550,726
                                                           ----------
                                                            4,366,322
                                                           ----------
           Bicycle Manufacturing -- 0.2%
             SRAM LLC FRS
              1st Lein
              5.31%-5.33% (2 ML+2.75%)
              due 03/15/2024...................    712,541    708,088
             SRAM LLC FRS
              1st Lein
              7.25% (USFRBPLR+1.75%)
              due 03/15/2024...................     18,142     18,029
                                                           ----------
                                                              726,117
                                                           ----------
           Broadcast Services/Program -- 0.9%
             iHeartCommunications, Inc. FRS
              BTL-D-EXT
              6.75% due 01/30/2019+(1)(2)......  1,555,000  1,105,994

                                                 Principal    Value
                 Security Description             Amount     (Note 2)
         Broadcast Services/Program (continued)
           Univision Communications, Inc. FRS
            1st Lein
            5.25% (1 ML+2.75%)
            due 03/15/2024...................... $1,797,946 $1,691,353
                                                            ----------
                                                             2,797,347
                                                            ----------
         Building & Construction Products-Misc. -- 1.1%
           AZEK Co. LLC FRS
            BTL
            6.63% (6 ML+3.75%)
            due 05/05/2024......................  3,465,611  3,430,955
                                                            ----------
         Building Products-Cement -- 0.9%
           Quikrete Holdings, Inc. FRS
            1st Lein
            5.25% (1 ML+2.75%)
            due 11/15/2023......................  1,011,136    982,487
           Summit Materials LLC FRS
            BTL
            4.50% (1 ML+2.00%)
            due 11/21/2024......................  1,768,545  1,728,753
                                                            ----------
                                                             2,711,240
                                                            ----------
         Building-Heavy Construction -- 0.5%
           Brand Industrial Services, Inc. FRS
            BTL
            6.81%-7.01% (3 ML+4.25%)
            due 06/21/2024......................    783,850    750,536
           Brand Industrial Services, Inc. FRS
            BTL
            6.90% (2 ML+4.25%)
            due 06/21/2024......................    684,988    655,876
                                                            ----------
                                                             1,406,412
                                                            ----------
         Building-Maintenance & Services -- 0.3%
           Allied Universal Holdco LLC FRS
            1st Lein
            6.75% (1 ML+4.25%)
            due 07/28/2022......................    837,900    816,952
                                                            ----------
         Building-Residential/Commercial -- 0.0%
           TOUSA, Inc.
            Escrow Loans
            12.25% due 08/15/2011+(6)...........  2,037,810          0
                                                            ----------
         Cable/Satellite TV -- 0.7%
           Altice France SA FRS
            BTL-B13
            6.48% (1 ML+4.00%)
            due 08/14/2026......................    648,375    618,658
           CSC Holdings LLC FRS
            BTL
            4.73% (1 ML+2.25%)
            due 01/15/2026......................    710,000    686,925
           Radiate Holdco LLC FRS
            BTL
            5.50% (1 ML+3.00%)
            due 02/01/2024......................    912,799    890,550
                                                            ----------
                                                             2,196,133
                                                            ----------
         Casino Hotels -- 1.1%
           Caesars Resort Collection LLC FRS
            BTL-B
            5.25% (1 ML+2.75%)
            due 12/22/2024......................  1,720,195  1,699,000

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                    Principal    Value
                 Security Description                Amount     (Note 2)
      LOANS(9)(10)(11) (continued)
      Casino Hotels (continued)
        CityCenter Holdings LLC FRS
         BTL-B
         4.75% (1 ML+2.25%)
         due 04/18/2024............................ $1,314,355 $1,285,877
        Golden Nugget, Inc. FRS
         BTL-B
         5.23%-5.25% (1 ML+2.75%)
         due 10/04/2023............................    589,050    582,423
                                                               ----------
                                                                3,567,300
                                                               ----------
      Casino Services -- 0.7%
        CBAC Borrower LLC FRS
         BTL-B
         6.50% (1 ML+4.00%)
         due 07/07/2024............................    699,350    693,231
        Gateway Casinos & Entertainment Ltd. FRS
         BTL
         5.60% (3 ML+3.00%)
         due 12/01/2023............................    545,875    543,487
        Stars Group Holdings FRS
         BTL
         6.10% (3 ML+3.50%)
         due 07/10/2025............................    347,230    346,199
        Stars Group Holdings FRS
         BTL
         coupon TBD
         due 07/10/2025............................    618,397    616,561
                                                               ----------
                                                                2,199,478
                                                               ----------
      Chemicals-Diversified -- 0.1%
        New Arclin US Holding Corp. FRS
         1st Lein
         6.00% (1 ML+3.50%)
         due 02/14/2024............................    472,866    468,138
                                                               ----------
      Chemicals-Other -- 0.2%
        US Salt LLC FRS
         BTL-B
         7.23% (3 ML+4.75%)
         due 01/16/2026............................    475,000    474,406
                                                               ----------
      Chemicals-Specialty -- 0.8%
        Kraton Polymers LLC FRS
         BTL
         5.00% (1 ML+2.50%)
         due 03/05/2025............................    298,202    295,407
        OMNOVA Solutions, Inc. FRS
         BTL-B2
         5.75% (1 ML+3.25%)
         due 08/25/2023............................  1,358,207  1,337,834
        Platform Specialty Products Corp. FRS
         BTL
         4.75% (1 ML+2.25%)
         due 01/30/2026............................    902,738    894,086
                                                               ----------
                                                                2,527,327
                                                               ----------
      Coal -- 0.2%
        Lightstone Generation LLC FRS
         BTL-C
         6.25% (1 ML+3.75%)
         due 01/30/2024............................     26,117     25,282

                                                   Principal    Value
                 Security Description               Amount     (Note 2)
       Coal (continued)
         Lightstone Generation LLC FRS
          BTL-B
          6.25% (1 ML+3.75%)
          due 01/30/2024.......................... $  463,045 $  448,245
                                                              ----------
                                                                 473,527
                                                              ----------
       Commercial Services -- 0.6%
         Atlantic Aviation FBO, Inc. FRS
          BTL-B
          6.25% (3 ML+ 3.75%)
          due 12/06/2025..........................    224,438    225,840
         CPI Acquisition, Inc. FRS
          1st Lein
          7.35% (3 ML+4.50%)
          due 08/17/2022..........................  2,240,685  1,490,056
         ServiceMaster Co. LLC FRS
          BTL-C
          4.99% (1 ML+2.50%)
          due 11/08/2023..........................    181,246    180,510
                                                              ----------
                                                               1,896,406
                                                              ----------
       Commercial Services-Finance -- 0.5%
         Financial & Risk US Holdings, Inc. FRS
          BTL
          6.25% (1 ML+3.75%)
          due 10/01/2025..........................  1,396,500  1,353,732
         Trans Union LLC FRS
          BTL-B4
          4.50% (1 ML+2.00%)
          due 06/19/2025..........................    282,863    278,885
                                                              ----------
                                                               1,632,617
                                                              ----------
       Computer Services -- 0.5%
         Presidio LLC FRS
          BTL-B
          5.25% (1 ML+2.75%)
          due 02/02/2024..........................      7,415      7,309
         Presidio LLC FRS
          BTL-B
          5.55% (3 ML+2.75%)
          due 02/02/2024..........................    564,773    556,654
         Tempo Acquisition LLC FRS
          BTL-B
          5.50% (1 ML+3.00%)
          due 05/01/2024..........................    967,763    957,783
                                                              ----------
                                                               1,521,746
                                                              ----------
       Computer Software -- 1.2%
         Rackspace Hosting, Inc. FRS
          1st Lien
          5.74% (3 ML+3.00%)
          due 11/03/2023..........................    896,568    837,170
         Vertafore, Inc. FRS
          1st Lein
          5.75% (3 ML+3.25%)
          due 07/02/2025..........................  2,872,800  2,818,217
                                                              ----------
                                                               3,655,387
                                                              ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                    Principal    Value
                 Security Description                Amount     (Note 2)
      LOANS(9)(10)(11) (continued)
      Computers-Integrated Systems -- 0.4%
        Everi Payments, Inc. FRS
         BTL-B
         5.50% (1 ML+3.00%)
         due 05/09/2024............................ $1,134,788 $1,126,277
                                                               ----------
      Consulting Services -- 0.5%
        AlixPartners LLP FRS
         BTL
         5.25% (1 ML+2.75%)
         due 04/04/2024............................  1,696,786  1,685,120
                                                               ----------
      Containers-Metal/Glass -- 1.0%
        Anchor Glass Container Corp. FRS
         1st Lien
         5.23%-5.25% (1 ML+2.75%)
         due 12/07/2023............................    578,732    462,262
        Anchor Glass Container Corp. FRS
         2nd Lien
         10.23% (1 ML+7.75%)
         due 12/07/2024............................    796,000    433,820
        Berlin Packaging LLC FRS
         1st Lein
         5.49%-5.50% (1 ML+3.00%)
         due 11/07/2025............................    974,172    941,816
        Berlin Packaging LLC FRS
         1st Lein
         5.50% (3 ML+3.00%)
         due 11/07/2025............................     23,291     22,517
        BWAY Corp. FRS
         BTL
         6.03% (3 ML+3.25%)
         due 04/03/2024............................  1,247,775  1,215,021
                                                               ----------
                                                                3,075,436
                                                               ----------
      Containers-Paper/Plastic -- 1.1%
        Klockner Pentaplast of America, Inc. FRS
         BTL
         6.75% (1 ML+4.25%)
         due 06/30/2022............................  1,940,450  1,705,171
        Reynolds Group Holdings, Inc. FRS
         BTL
         5.25% (1 ML+2.75%)
         due 02/05/2023............................  1,100,848  1,086,497
        Trident TPI Holdings, Inc. FRS
         BTL-B1
         5.75% (1 ML+3.25%)
         due 10/17/2024............................    617,868    595,470
                                                               ----------
                                                                3,387,138
                                                               ----------
      Cosmetics & Toiletries -- 0.5%
        Parfums Holding Co., Inc. FRS
         1st Lein
         6.88% (3 ML+4.25%)
         due 06/30/2024............................  1,100,465  1,081,666
        Revlon Consumer Products Corp. FRS
         BTL-B
         6.10%-6.13% (3 ML+3.50%)
         due 09/07/2023............................    809,957    583,979
                                                               ----------
                                                                1,665,645
                                                               ----------

                                                          Principal    Value
                  Security Description                     Amount     (Note 2)
 Data Processing/Management -- 0.3%
   Dun & Bradstreet Corp. FRS
    BTL
    7.49% (1 ML+5.00)
    due 02/08/2026....................................... $  955,000 $  945,052
                                                                     ----------
 Diagnostic Kits -- 0.5%
   Ortho-Clinical Diagnostics SA FRS
    BTL
    5.75% (1 ML+3.25%)
    due 06/30/2025.......................................  1,676,350  1,612,788
                                                                     ----------
 Dialysis Centers -- 0.4%
   U.S. Renal Care, Inc. FRS
    1st Lien
    6.85% (3 ML+4.25%)
    due 12/30/2022.......................................  1,145,528  1,142,378
                                                                     ----------
 Direct Marketing -- 0.5%
   Red Ventures LLC FRS
    BTL-B1
    5.50% (1 ML+3.00%)
    due 11/08/2024.......................................  1,638,280  1,623,262
                                                                     ----------
 Disposable Medical Products -- 0.2%
   Sterigenics-Nordion Holdings LLC FRS
    BTL
    5.50% (1 ML+3.00%)
    due 05/15/2022.......................................    656,198    642,254
                                                                     ----------
 Distribution/Wholesale -- 0.9%
   American Builders & Contractors Supply Co., Inc. FRS
    BTL-B2
    4.50% (1 ML+2.00%)
    due 10/31/2023.......................................  1,112,379  1,080,001
   Patriot Container Corp. FRS
    1st Lein
    6.00% (1 ML+3.50%)
    due 03/20/2025.......................................    381,150    377,338
   Spin Holdco, Inc. FRS
    BTL-B1
    6.03% (3 ML+3.25%)
    due 11/14/2022.......................................    628,326    609,084
   Univar USA, Inc. FRS
    BTL-B3
    4.75% (1 ML+2.25%)
    due 07/01/2024.......................................    784,671    774,863
                                                                     ----------
                                                                      2,841,286
                                                                     ----------
 Diversified Minerals -- 0.3%
   Covia Holdings Corp. FRS
    BTL
    6.16% (3 ML+3.75%)
    due 06/01/2025.......................................    936,940    796,008
                                                                     ----------
 E-Commerce/Products -- 0.3%
   Rodan & Fields LLC FRS
    BTL
    8.50% (1 ML+4.00%)
    due 06/06/2025.......................................  1,141,375    987,289
                                                                     ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                               Principal    Value
                  Security Description          Amount     (Note 2)
            LOANS(9)(10)(11) (continued)
            E-Commerce/Services -- 0.3%
              Hoya Midco LLC FRS
               1st Lein
               6.00% (1 ML+3.50%)
               due 06/30/2024................. $  997,188 $  962,910
                                                          ----------
            Educational Software -- 0.4%
              Blackboard, Inc. FRS
               BTL-B4
               7.78% (3 ML+5.00%)
               due 06/30/2021.................  1,186,315  1,163,577
                                                          ----------
            Electric-Generation -- 0.7%
              APLP Holdings LP FRS
               BTL-B
               5.25% (1 ML+2.75%)
               due 04/13/2023.................    882,429    880,222
              TEX Operations Co. LLC FRS
               BTL
               4.50% (1 ML+2.00%)
               due 08/04/2023.................    766,041    756,465
              Vistra Operations Co. LLC FRS
               BTL
               4.48%-4.50% (1 ML+2.00%)
               due 12/31/2025.................    575,650    566,440
                                                          ----------
                                                           2,203,127
                                                          ----------
            Electric-Integrated -- 0.4%
              Talen Energy Supply LLC FRS
               BTL-B1
               6.50% (1 ML+4.00%)
               due 07/15/2023.................    607,059    600,381
              Talen Energy Supply LLC FRS
               BTL
               6.50% (1 ML+4.00%)
               due 04/15/2024.................    730,500    722,890
                                                          ----------
                                                           1,323,271
                                                          ----------
            Enterprise Software/Service -- 1.8%
              Applied Systems, Inc. FRS
               1st Lein
               5.50% (1 ML+3.00%)
               due 09/19/2024.................    296,694    292,490
              Applied Systems, Inc. FRS
               2nd Lien
               9.50% (1 ML+7.00%)
               due 09/19/2025.................    205,000    206,409
              Banff Merger Sub, Inc. FRS
               BTL
               6.85% (3 ML+4.25%)
               due 10/02/2025.................  2,448,863  2,395,600
              Kronos, Inc. FRS
               1st Lien
               5.74% (3 ML+3.00%)
               due 11/01/2023.................  2,167,849  2,142,106
              Kronos, Inc. FRS
               2nd Lien
               10.99% (3 ML+8.25%)
               due 11/01/2024.................    440,000    445,186
                                                          ----------
                                                           5,481,791
                                                          ----------
            Finance-Auto Loans -- 0.4%
              Capital Automotive LP FRS
               1st Lein
               5.00% (1 ML+2.50%)
               due 03/24/2024.................    305,177    300,854

                                                   Principal    Value
                 Security Description               Amount     (Note 2)
       Finance-Auto Loans (continued)
         Capital Automotive LP FRS
          2nd Lien
          8.50% (1 ML+6.00%)
          due 03/24/2025.......................... $  855,674 $  849,256
                                                              ----------
                                                               1,150,110
                                                              ----------
       Finance-Credit Card -- 1.0%
         Blackhawk Network Holdings LLC FRS
          1st Lien
          5.50% (1 ML+3.00%)
          due 06/15/2025..........................  1,305,138  1,279,688
         Pi US Mergerco, Inc. FRS
          BTL-B1
          6.00% (1 ML+3.50%)
          due 12/20/2024..........................  1,956,572  1,917,440
                                                              ----------
                                                               3,197,128
                                                              ----------
       Finance-Mortgage Loan/Banker -- 0.5%
         Walter Investment Management Corp. FRS
          BTL-B
          8.52% due 06/30/2022+(1)(2).............  2,121,593  1,442,684
                                                              ----------
       Food-Baking -- 0.3%
         Hostess Brands LLC FRS
          BTL-B
          4.75% (1 ML+2.25%)
          due 08/03/2022..........................    422,614    409,672
         Hostess Brands LLC FRS
          BTL-B
          4.99% (3 ML+2.25%)
          due 08/03/2022..........................    614,207    595,397
                                                              ----------
                                                               1,005,069
                                                              ----------
       Food-Dairy Products -- 0.5%
         Chobani LLC FRS
          1st Lein
          6.00% (1 ML+3.50%)
          due 10/10/2023..........................    719,251    685,986
         Milk Specialties Co. FRS
          BTL
          6.50% (1 ML+4.00%)
          due 08/16/2023..........................    981,738    976,830
                                                              ----------
                                                               1,662,816
                                                              ----------
       Food-Flour & Grain -- 0.0%
         C.H. Guenther & Son, Inc. FRS
          1st Lein
          5.25% (1 ML+2.75%)
          due 03/31/2025..........................    119,100    117,016
                                                              ----------
       Food-Meat Products -- 0.4%
         Informatica LLC FRS
          BTL
          4.98%-5.00% (1 ML+2.50%)
          due 10/30/2022..........................  1,280,769  1,269,883
                                                              ----------
       Food-Misc./Diversified -- 0.5%
         Dole Food Co., Inc. FRS
          BTL-B
          5.24%-5.25% (1 ML+2.75%)
          due 04/06/2024..........................    346,877    331,701
         Dole Food Co., Inc. FRS
          BTL-B
          7.25% (USFRBPLR+1.75%)
          due 04/06/2024..........................        167        160

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       LOANS(9)(10)(11) (continued)
       Food-Misc./Diversified (continued)
         H-Food Holdings LLC FRS
          1st Lien
          6.18% (1 ML+3.69%)
          due 05/23/2025........................... $  972,650 $  943,471
         Sigma Bidco BV FRS
          BTL-B2
          5.60% (3 ML+3.00%)
          due 07/02/2025...........................    382,113    370,649
                                                               ----------
                                                                1,645,981
                                                               ----------
       Food-Retail -- 0.4%
         Albertson's LLC FRS
          BTL-B7
          5.50% (1 ML+3.00%)
          due 11/17/2025...........................    717,775    707,681
         Albertson's LLC FRS
          BTL-B5
          5.61% (3 ML+3.00%)
          due 12/21/2022...........................    457,345    453,017
                                                               ----------
                                                                1,160,698
                                                               ----------
       Gambling (Non-Hotel) -- 0.3%
         Scientific Games International, Inc. FRS
          BTL-B5
          5.25% (1 ML+2.75%)
          due 08/14/2024...........................    179,180    173,965
         Scientific Games International, Inc. FRS
          BTL-B5
          5.33% (2 ML+2.75%)
          due 08/14/2024...........................    746,470    724,742
                                                               ----------
                                                                  898,707
                                                               ----------
       Hazardous Waste Disposal -- 0.4%
         GFL Environmental, Inc. FRS
          BTL
          5.50% (1 ML+3.00%)
          due 05/30/2025...........................  1,134,286  1,096,713
                                                               ----------
       Hotels/Motels -- 0.4%
         Playa Resorts Holding BV FRS
          BTL
          5.25% (1 ML+2.75%)
          due 04/29/2024...........................  1,349,633  1,294,523
                                                               ----------
       Housewares -- 0.5%
         American Greetings Corp Term Loan FRS
          BTL
          7.00% (1 ML+4.50%)
          due 04/06/2024...........................    650,336    638,955
         Libbey Glass, Inc. FRS
          BTL
          5.49% (1 ML+3.00%)
          due 04/09/2021...........................    861,718    805,707
                                                               ----------
                                                                1,444,662
                                                               ----------
       Human Resources -- 0.3%
         CHG Healthcare Services, Inc. FRS
          1st Lien
          5.50% (1 ML+3.00%)
          due 06/07/2023...........................    319,955    317,555

                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    Human Resources (continued)
      CHG Healthcare Services, Inc. FRS
       1st Lien
       5.74% (3 ML+3.00%)
       due 06/07/2023................................. $  570,035 $  565,760
                                                                  ----------
                                                                     883,315
                                                                  ----------
    Independent Power Producers -- 0.4%
      Calpine Corp. FRS
       BTL-B9
       coupon TBD
       due 04/05/2026.................................  1,205,000  1,192,119
                                                                  ----------
    Instruments-Controls -- 0.3%
      Deliver Buyer, Inc. FRS
       BTL
       7.60% (3 ML+5.00%)
       due 05/01/2024.................................  1,039,421  1,026,428
                                                                  ----------
    Insurance-Property/Casualty -- 0.6%
      Sedgwick Claims Management Services, Inc. FRS
       BTL
       5.75% (1 ML+3.25%)
       due 12/31/2025.................................  1,865,325  1,823,937
                                                                  ----------
    Internet Gambling -- 0.2%
      GVC Holdings PLC FRS
       BTL-B2
       5.00% (1 ML+2.50%)
       due 03/29/2024.................................    747,450    742,311
                                                                  ----------
    Investment Companies -- 0.8%
      TKC Holdings, Inc. FRS
       1st Lein
       6.24% (1 ML+3.75%)
       due 02/01/2023.................................  1,661,494  1,625,149
      UFC Holdings LLC FRS
       1st Lein
       5.75% (1 ML+3.25%)
       due 08/18/2023.................................    813,349    805,893
                                                                  ----------
                                                                   2,431,042
                                                                  ----------
    Machinery-Electrical -- 0.6%
      Brookfield WEC Holdings, Inc. FRS
       1st Lien
       6.25% (1 ML+3.75%)
       due 08/01/2025.................................  1,286,775  1,283,880
      Brookfield WEC Holdings, Inc. FRS
       2nd Lien
       9.25% (1 ML+6.75%)
       due 08/03/2026.................................    515,000    514,678
                                                                  ----------
                                                                   1,798,558
                                                                  ----------
    Machinery-General Industrial -- 0.6%
      Gardner Denver, Inc. FRS
       BTL-B1
       5.25% (1 ML+2.75%)
       due 07/30/2024.................................  1,425,692  1,422,351
      Zodiac Pool Solutions LLC FRS
       BTL
       4.75% (1 ML+2.25%)
       due 07/02/2025.................................    317,600    311,724
                                                                  ----------
                                                                   1,734,075
                                                                  ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                        Principal    Value
                  Security Description                   Amount     (Note 2)
   LOANS(9)(10)(11) (continued)
   Machinery-Pumps -- 0.6%
     NN, Inc. FRS
      BTL
      5.75% (1 ML+3.25%)
      due 04/02/2021................................... $  519,800 $  504,856
     NN, Inc. FRS
      BTL-B
      6.25% (1 ML+3.75%)
      due 10/19/2022...................................    707,174    693,030
     Titan Acquisition, Ltd. FRS
      BTL
      5.50% (1 ML+3.00%)
      due 03/28/2025...................................    772,200    715,443
                                                                   ----------
                                                                    1,913,329
                                                                   ----------
   Medical Information Systems -- 0.4%
     IQVIA, Inc. FRS
      BTL-B
      4.25% (1 ML+1.75%)
      due 06/11/2025...................................  1,290,250  1,267,671
                                                                   ----------
   Medical Labs & Testing Services -- 0.9%
     Envision Healthcare Corp. FRS
      1st Lien
      6.25% (1 ML+3.75%)
      due 10/10/2025...................................  2,333,729  2,178,634
     Explorer Holdings, Inc. FRS
      BTL
      6.35% (3 ML+3.75%)
      due 05/02/2023...................................    260,316    258,363
     Jaguar Holding Co. II FRS
      BTL
      5.00% (1 ML+2.50%)
      due 08/18/2022...................................    523,493    517,718
                                                                   ----------
                                                                    2,954,715
                                                                   ----------
   Medical Products -- 0.1%
     Greatbatch, Ltd. FRS
      BTL-B
      5.49% (1 ML+3.00%)
      due 10/27/2022...................................    421,042    420,200
                                                                   ----------
   Medical-Drugs -- 0.3%
     Valeant Pharmaceuticals International, Inc. FRS
      BTL
      5.48% (1 ML+3.00%)
      due 06/02/2025...................................    993,591    985,791
                                                                   ----------
   Medical-Generic Drugs -- 0.3%
     Amneal Pharmaceuticals LLC FRS
      BTL-B
      6.00% (1 ML+3.50%)
      due 05/04/2025...................................  1,056,766  1,052,363
                                                                   ----------
   Medical-Hospitals -- 1.8%
     Accelerated Health Systems LLC FRS
      BTL
      5.99% (1 ML+3.50%)
      due 10/31/2025...................................    882,788    880,581

                                                        Principal    Value
                 Security Description                    Amount     (Note 2)
  Medical-Hospitals (continued)
    AHP Health Partners, Inc. FRS
     BTL
     7.00% (1 ML+4.50%)
     due 06/30/2025.................................... $  997,463 $  996,216
    CCS-CMGC Holdings, Inc. FRS
     1st Lien
     8.00% (1 ML+5.50%)
     due 10/01/2025....................................    807,975    767,576
    Prospect Medical Holdings, Inc. FRS
     BTL-B1
     8.00% (1 ML+5.50%)
     due 02/22/2024....................................    490,050    445,946
    RegionalCare Hospital Partners Holding, Inc. FRS
     BTL-B
     6.98% (3 ML+4.50%)
     due 11/16/2025....................................  1,127,175  1,114,212
    Select Medical Corp. FRS
     BTL-B
     4.99% (3 ML+2.50%)
     due 03/06/2025....................................    860,126    854,750
    Surgery Center Holdings, Inc. FRS
     BTL
     5.75% (1 ML+3.25%)
     due 09/02/2024....................................    723,975    711,305
                                                                   ----------
                                                                    5,770,586
                                                                   ----------
  Medical-Outpatient/Home Medical -- 0.2%
    21st Century Oncology, Inc. FRS
     BTL-B
     8.91% (3 ML+6.13%)
     due 01/16/2023....................................    358,501    297,556
    Civitas Solutions, Inc. FRS
     BTL-B
     6.75% (1 ML+4.25%)
     due 03/09/2026....................................    216,550    215,805
    Civitas Solutions, Inc. FRS
     Incremental BTL-C
     6.75% (1 ML+4.25%)
     due 03/09/2026....................................     13,450     13,404
                                                                   ----------
                                                                      526,765
                                                                   ----------
  Motion Pictures & Services -- 0.3%
    Delta 2 Lux SARL FRS
     BTL-B3
     5.00% (1 ML+2.50%)
     due 02/01/2024....................................  1,114,690  1,067,316
                                                                   ----------
  Non-Hazardous Waste Disposal -- 0.2%
    Tunnel Hill Partners LP FRS
     BTL-B
     6.00% (1 ML+3.50%)
     due 02/06/2026....................................    760,000    753,667
                                                                   ----------
  Oil & Gas Drilling -- 0.5%
    Paragon Offshore Finance Co.
     Escrow Loans
     7.25% due 07/18/2021+(6)..........................      1,745          0

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       LOANS(9)(10)(11) (continued)
       Oil & Gas Drilling (continued)
         Seadrill Operating LP FRS
          BTL
          8.61% (3 ML+6.00%)
          due 02/21/2021........................... $1,978,576 $1,645,517
                                                               ----------
                                                                1,645,517
                                                               ----------
       Oil Companies-Exploration & Production -- 0.7%
         California Resources Corp. FRS
          BTL
          7.25% (1 ML+4.75%)
          due 12/31/2022...........................    650,000    637,000
         Fieldwood Energy LLC FRS
          1st Lien
          7.74% (1 ML+5.25%)
          due 04/11/2022...........................    480,382    456,844
         Fieldwood Energy LLC FRS
          2nd Lien
          9.75% (1 ML+7.25%)
          due 04/11/2023...........................    128,766    105,159
         Gavilan Resources LLC FRS
          2nd Lien
          8.49% (1 ML+6.00%)
          due 03/01/2024...........................    470,000    368,950
         Ultra Resources, Inc. FRS
          BTL
          6.49% (1 ML+4.00%)
          due 04/12/2024...........................    705,000    610,266
                                                               ----------
                                                                2,178,219
                                                               ----------
       Oil Refining & Marketing -- 0.3%
         Citgo Petroleum Corp. FRS
          BTL-B
          coupon TBD
          due 03/22/2024...........................  1,050,000  1,039,500
                                                               ----------
       Oil-Field Services -- 0.9%
         McDermott Technology Americas, Inc. FRS
          BTL
          7.50% (1 ML+5.00%)
          due 05/12/2025...........................  1,173,150  1,121,531
         MRC Global US, Inc. FRS
          BTL
          5.50% (1 ML+3.00%)
          due 09/20/2024...........................    997,375    993,635
         Weatherford International, Ltd. FRS
          BTL
          3.93% (1 ML+1.43%)
          due 07/13/2020...........................    575,806    562,131
                                                               ----------
                                                                2,677,297
                                                               ----------
       Pharmacy Services -- 0.5%
         Change Healthcare Holdings LLC FRS
          BTL
          5.25% (1 ML+2.75%)
          due 03/01/2024...........................  1,567,061  1,544,339
                                                               ----------

                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    Pipelines -- 0.7%
      Medallion Midland Acquisition LLC FRS
       BTL
       5.75% (1 ML+3.25%)
       due 10/30/2024................................. $1,103,841 $1,073,486
      Traverse Midstream Partners LLC FRS
       BTL
       6.50% (1 ML+4.00%)
       due 09/27/2024.................................  1,218,875  1,215,828
                                                                  ----------
                                                                   2,289,314
                                                                  ----------
    Pollution Control -- 0.1%
      Filtration Group Corp. FRS
       BTL
       5.50% (1 ML+3.00%)
       due 03/29/2025.................................    405,900    402,179
                                                                  ----------
    Printing-Commercial -- 0.3%
      Fort Dearborn Co. FRS
       1st Lien
       6.48% (1 ML+4.00%)
       due 10/19/2023.................................     36,640     35,403
      Fort Dearborn Co. FRS
       1st Lien
       6.79% (3 ML+4.00%)
       due 10/19/2023.................................  1,090,068  1,053,278
                                                                  ----------
                                                                   1,088,681
                                                                  ----------
    Publishing-Books -- 0.3%
      McGraw-Hill Global Education Holdings LLC FRS
       BTL-B
       6.50% (1 ML+4.00%)
       due 05/04/2022.................................    855,730    784,419
                                                                  ----------
    Publishing-Periodicals -- 0.2%
      Meredith Corp. FRS
       BTL-B1
       5.25% (1 ML+2.75%)
       due 01/31/2025.................................    620,569    618,630
                                                                  ----------
    Real Estate Investment Trusts -- 0.7%
      iStar, Inc. FRS
       BTL
       5.23%-5.24% (1 ML+2.75%)
       due 06/28/2023.................................  1,434,163  1,419,821
      Uniti Group, Inc. FRS
       BTL
       7.50% (1 ML+5.00%)
       due 10/24/2022.................................    757,562    738,939
                                                                  ----------
                                                                   2,158,760
                                                                  ----------
    Recycling -- 0.1%
      Gopher Resource LLC FRS
       BTL
       5.75% (1 ML+3.25%)
       due 03/06/2025.................................    258,812    257,518
                                                                  ----------
    Research & Development -- 0.1%
      PAREXEL International Corp. FRS
       BTL
       5.25% (1 ML+2.75%)
       due 09/27/2024.................................    226,550    217,884
                                                                  ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)


                                                    Principal    Value
                 Security Description                Amount     (Note 2)
      LOANS(9)(10)(11) (continued)
      Retail-Bedding -- 0.2%
        Serta Simmons Bedding LLC FRS
         1st Lien
         5.98%-5.99% (1 ML+3.50%)
         due 11/08/2023............................ $  960,400 $  706,694
                                                               ----------
      Retail-Building Products -- 0.3%
        SiteOne Landscape Supply Holding LLC FRS
         BTL-E
         5.24% (1 ML+2.75%)
         due 10/29/2024............................    891,760    885,071
                                                               ----------
      Retail-Major Department Stores -- 0.4%
        Neiman Marcus Group, Ltd. LLC FRS
         BTL
         5.73% (1 ML+3.25%)
         due 10/25/2020............................  1,496,327  1,386,597
                                                               ----------
      Retail-Pet Food & Supplies -- 0.2%
        PetSmart, Inc. FRS
         BTL-B2
         5.49% (1 ML+3.00%)
         due 03/11/2022............................    566,912    507,859
                                                               ----------
      Retail-Sporting Goods -- 0.5%
        Bass Pro Group LLC FRS
         BTL
         7.50% (1 ML+5.00%)
         due 09/25/2024............................  1,504,214  1,469,429
                                                               ----------
      Retail-Vitamins & Nutrition Supplements -- 0.3%
        Isagenix International LLC FRS
         BTL
         8.35% (3 ML+5.75%)
         due 06/14/2025............................    919,188    818,077
                                                               ----------
      Rubber/Plastic Products -- 0.7%
        Gates Global LLC FRS
         BTL-B2
         5.25% (1 ML+2.75%)
         due 04/01/2024............................  1,209,609  1,194,921
        U.S. Farathane LLC FRS
         BLT-B4
         6.11% (3 ML+3.50%)
         due 12/23/2021............................    988,848    956,711
                                                               ----------
                                                                2,151,632
                                                               ----------
      Schools -- 0.3%
        Laureate Education, Inc. FRS
         BTL
         6.00% (1 ML+3.50%)
         due 04/26/2024............................  1,033,219  1,032,358
                                                               ----------
      Soap & Cleaning Preparation -- 0.8%
        Diamond BC BV FRS
         BTL
         5.74% (3 ML+3.00%)
         due 09/06/2024............................  1,091,188  1,040,720
        KIK Custom Products, Inc. FRS
         BTL
         6.50% (1 ML+4.00%)
         due 05/15/2023............................    809,167    763,651
        Zep, Inc. FRS
         1st Lein
         6.60% (3 ML+4.00%)
         due 08/12/2024............................    753,525    632,961
                                                               ----------
                                                                2,437,332
                                                               ----------

                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       Telecom Services -- 1.1%
         Securus Technologies Holdings, Inc. FRS
          1st Lien
          7.00% (1 ML+4.50%)
          due 11/01/2024........................... $1,033,319 $1,025,569
         Securus Technologies Holdings, Inc. FRS
          1st Lien
          coupon TBD
          due 11/01/2024...........................    131,667    130,680
         Securus Technologies Holdings, Inc. FRS
          2nd Lien
          10.75% (1 ML+8.25%)
          due 11/01/2025...........................    505,000    494,058
         Telenet Financing USD LLC FRS
          BTL-AN
          4.73% (1 ML+2.25%)
          due 08/15/2026...........................  1,125,000  1,100,625
         West Corp. FRS
          BTL-B
          6.63% (3 ML+4.00%)
          due 10/10/2024...........................    682,344    638,560
                                                               ----------
                                                                3,389,492
                                                               ----------
       Telecommunication Equipment -- 0.2%
         CommScope, Inc. FRS
          BTL-B
          coupon TBD
          due 04/06/2026...........................    630,000    629,527
                                                               ----------
       Telephone-Integrated -- 0.2%
         Frontier Communications Corp. FRS
          BTL-B1
          6.25% (1 ML+3.75%)
          due 06/15/2024...........................    610,341    593,557
                                                               ----------
       Television -- 0.2%
         Tribune Media Co. FRS
          BTL-B
          5.50% (1 ML+3.00%)
          due 12/27/2020...........................     53,618     53,450
         Tribune Media Co. FRS
          BTL-C
          5.50% (1 ML+3.00%)
          due 01/27/2024...........................    668,275    666,938
                                                               ----------
                                                                  720,388
                                                               ----------
       Theaters -- 0.7%
         CDS U.S. Intermediate Holdings, Inc. FRS
          BTL-B
          6.25%-6.35% (1 ML+3.75%)
          due 07/08/2022...........................    658,940    600,459
         CDS U.S. Intermediate Holdings, Inc. FRS
          BTL-B
          6.35% (3 ML+3.75%)
          due 07/08/2022...........................    562,069    512,185
         Cineworld, Ltd. FRS
          BTL
          5.00% (1 ML+2.50%)
          due 02/28/2025...........................    959,061    935,324
                                                               ----------
                                                                2,047,968
                                                               ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)

                                                      Shares/
                                                     Principal     Value
                 Security Description                 Amount      (Note 2)
    LOANS(9)(10)(11) (continued)
    Transport-Services -- 0.3%
      CEVA Logistics Finance BV FRS
       BTL-B
       6.35% (3 ML+3.75%)
       due 08/04/2025............................... $  786,050 $    784,085
                                                                ------------
    Veterinary Diagnostics -- 0.3%
      NVA Holdings, Inc. FRS
       BTL-B3
       5.25% (1 ML+2.75%)
       due 02/02/2025...............................  1,029,626      993,589
                                                                ------------
    Vitamins & Nutrition Products -- 0.1%
      HLF Financing SARL LLC FRS
       BTL-B
       5.75% (1 ML+3.25%)
       due 08/18/2025...............................    298,500      297,807
                                                                ------------
    Total Loans
       (cost $165,221,527)..........................             158,741,317
                                                                ------------
    FOREIGN GOVERNMENT OBLIGATIONS -- 0.9%
    Sovereign -- 0.9%
      Arab Republic of Egypt
       Senior Notes
       7.50% due 01/31/2027*........................    765,000      800,894
      Arab Republic of Egypt
       Senior Notes
       7.60% due 03/01/2029*........................    305,000      313,073
      Islamic Republic of Pakistan
       Senior Notes
       8.25% due 09/30/2025*........................    720,000      770,544
      Republic of Argentina
       Senior Notes
       5.63% due 01/26/2022.........................  1,020,000      879,750
                                                                ------------
    Total Foreign Government Obligations
       (cost $2,770,001)............................               2,764,261
                                                                ------------
    COMMON STOCKS -- 0.2%
    Electric-Generation -- 0.0%
      Vistra Energy Corp. CVR+(13)..................     27,942       20,062
                                                                ------------
    Multimedia -- 0.0%
      Haights Cross Communication, Inc.+(6)(13).....     19,388            0
                                                                ------------
    Television -- 0.2%
      ION Media Networks, Inc.+(6)(13)..............        660      592,139
                                                                ------------
    Total Common Stocks
       (cost $167,312)..............................                 612,201
                                                                ------------
    EXCHANGE-TRADED FUNDS -- 1.0%
      iShares iBoxx $ High Yield Corporate Bond ETF.     18,028    1,558,881
      SPDR Barclays Capital High Yield Bond ETF.....     44,652    1,606,133
                                                                ------------
    Total Exchange-Traded Funds
       (cost $3,165,940)............................               3,165,014
                                                                ------------
    PREFERRED SECURITIES -- 0.2%
    Diversified Banking Institutions -- 0.2%
      GMAC Capital Trust I FRS
       Series 2
       8.47% (3 ML+5.79%)
       (cost $770,412)..............................     30,000      781,200
                                                                ------------

                                                    Shares/
                                                   Principal      Value
               Security Description                 Amount       (Note 2)
   PREFERRED SECURITIES/CAPITAL SECURITIES -- 0.7%
   Banks-Super Regional -- 0.5%
     Huntington Bancshares, Inc.
      Series E
      5.70% due 04/15/2023(12)................... $   738,000  $    719,550
     KeyCorp.
      5.00% due 09/15/2026(12)...................     880,000       860,728
                                                               ------------
                                                                  1,580,278
                                                               ------------
   Insurance-Multi-line -- 0.2%
     Voya Financial, Inc.
      5.65% due 05/15/2053.......................     460,000       453,100
                                                               ------------
   Total Preferred Securities/Capital Securities
      (cost $2,098,233)..........................                 2,033,378
                                                               ------------
   Total Long-Term Investment Securities
      (cost $314,004,870)........................               304,065,072
                                                               ------------
   SHORT-TERM INVESTMENT SECURITIES -- 6.9%
   Registered Investment Companies -- 4.7%
     State Street Institutional U.S. Government
      Money Market Fund, Premier Class
      2.39%(3)...................................  14,628,811    14,628,811
                                                               ------------
   U.S. Government Treasuries -- 2.2%
     United States Treasury Bills
      2.34% due 06/27/2019....................... $ 7,000,000     6,960,285
                                                               ------------
   Total Short-Term Investment Securities
      (cost $21,589,395).........................                21,589,096
                                                               ------------
   TOTAL INVESTMENTS
      (cost $335,594,265)(5).....................       104.4%  325,654,168
   Liabilities in excess of other assets.........        (4.4)  (13,864,729)
                                                  -----------  ------------
   NET ASSETS                                           100.0% $311,789,439
                                                  ===========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At March 31, 2019, the aggregate value of these securities was $82,151,413 representing 26.3% of net assets.
+    Non-income producing security
(1)  Security in default of interest.
(2)  Company has filed for bankruptcy protection.
(3)  The rate shown is the 7-day yield as of March 31, 2019.
(4) PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(5)  See Note 5 for cost of investments on a tax basis.
(6)  Securities classified as Level 3 (see Note 2).
(7)  Security in default of interest and principal at maturity.
(8) PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2019 -- (continued)

(9) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11) All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(12) Perpetual maturity -- maturity date reflects the next call date.
(13) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note
     2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2019, the Fund held the following restricted securities:

                                                                Value   % of
                       Acquisition        Acquisition            Per    Net
  Description             Date     Shares    Cost      Value    Share  Assets
  -----------          ----------- ------ ----------- -------- ------- ------
  Common Stocks
  Haights Cross
   Communications,
   Inc................ 01/27/2004   1,491    13,216
                       06/06/2005  17,897   154,089
                                   ------  --------
                                   19,388  $167,305   $      0 $  0.00  0.00%
  ION Media Networks,
   Inc................ 12/21/2016     660         7    592,139  897.18  0.19
  Vistra Energy Corp.
   CVR................ 10/06/2016  27,942         0     20,062    0.72  0.01
                                                      --------          ----
                                                      $612,201          0.20%
                                                      ========          ====

BTL --Bank Term Loan
CVR --Contingent Value Rights
ETF --Exchange-Traded Fund
TBD --Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
FRS --Floating Rate Security

The rates shown on FRS are the current interest rates at March 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend
1    ML -- 1 Month USD Libor
2    ML -- 2 Month USD Libor
3    ML -- 3 Month USD Libor
6    ML -- 6 Month USD Libor
USFRBPLR --US Federal Reserve Bank Prime Loan Rate

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2019 (see Note 2):

                                         Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                             Quoted Prices     Observable Inputs  Unobservable Inputs      Total
-                                        --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Asset Backed Securities.................      $        --        $    866,750           $     --        $    866,750
U.S. Corporate Bonds & Notes:
  Rubber/Plastic Products...............               --                  --                  0                   0
  Other Industries......................               --         112,922,799                 --         112,922,799
Foreign Corporate Bonds & Notes:
  Special Purpose Entity................               --                  --                  0                   0
  Other Industries......................               --          22,178,152                 --          22,178,152
Loans:
  Building-Residential/Commercial.......               --                  --                  0                   0
  Oil & Gas Drilling....................               --           1,645,517                  0           1,645,517
  Other Industries......................               --         157,095,800                 --         157,095,800
Foreign Government Obligations..........               --           2,764,261                 --           2,764,261
Common Stocks:
  Electric-Generation...................               --              20,062                 --              20,062
  Other Industries......................               --                  --            592,139             592,139
Exchange-Traded Funds...................        3,165,014                  --                 --           3,165,014
Preferred Securities....................          781,200                  --                 --             781,200
Preferred Securities/Capital Securities.               --           2,033,378                 --           2,033,378
Short-Term Investment Securities:
  Registered Investment Companies.......       14,628,811                  --                 --          14,628,811
  U.S. Government Treasuries............               --           6,960,285                 --           6,960,285
                                              -----------        ------------           --------        ------------
Total Investments at Value..............      $18,575,025        $306,487,004           $592,139        $325,654,168
                                              ===========        ============           ========        ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2019

Note 1. Organization

   The SunAmerica Income Funds (the "Trust") is a diversified open-end management investment company organized as a Massachusetts business trust. The Trust currently consists of three different series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds: AIG U.S. Government Securities Fund ("U.S. Government Securities Fund"), AIG Strategic Bond Fund ("Strategic Bond Fund"), and AIG Flexible Credit Fund ("Flexible Credit Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes.

   The investment goals and principal investment techniques for each of the Funds are as follows:

   U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by the active trading of U.S. Government securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Strategic Bond Fund seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade U.S. and foreign bonds (which may include "junk bonds"), U.S. and foreign government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in bonds.

   Flexible Credit Fund seeks a high level of total return by the active trading in credit instruments. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in credit instruments and derivative instruments and exchange-traded funds ("ETFs") that are linked to, or provide investment exposure to, credit instruments. The Fund considers a credit instrument to be any debt instrument or instrument with debt-like characteristics, including but not limited to, corporate and sovereign bonds, secured floating rate loans and other institutionally traded secured floating rate debt obligations ("Loans"), and securitized instruments, which are securities backed by pools of assets such as mortgages, loans, or other receivables. The credit instruments in which the Fund intends to primarily invest are U.S. and non-U.S. below investment grade, high yield bonds (commonly referred to as "junk bonds") and Loans.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statements of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs. Class W shares of the Flexible Credit Fund and the Strategic Bond Fund commenced operations effective October 1, 2014 and January 29, 2015, respectively.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2019 -- (continued)

   maintenance and service fee payments under the distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), with Class B and Class C shares being subject to higher distribution fee rates. Class W shares have not adopted 12b-1 Plans and make no payments thereunder, however, Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services.

   Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees ("the Board"), etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2019 -- (continued)


   The summary of each Fund's asset and liabilities classified in the fair value hierarchy as of March 31, 2019 is reported on a schedule at the end of each Fund's Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

   Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2019 -- (continued)

   Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Derivative Instruments:

   Forward Foreign Currency Contracts: During the period, the Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund's Portfolio of Investments.

   Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund's net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund's counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund's financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2019 -- (continued)


   The following tables represent the value of derivatives held as of March 31, 2019, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of March 31, 2019, please refer to the schedule at the end of each Fund's Portfolio of Investments.

                                                                 Liability
                                              Asset Derivatives Derivatives
                                              ----------------- ------------
                                                   Foreign        Foreign
                                                  Exchange        Exchange
                                                  Contracts      Contracts
                                              ----------------- ------------
                                                   Forward        Forward
                                                   Foreign        Foreign
                                                  Currency        Currency
Fund                                            Contracts(1)    Contracts(2)
----                                          ----------------- ------------
Strategic Bond...............................     $177,745         $3,651
                                                  ========         ======

--------
Statement of Assets and Liabilities Location:

(1)Unrealized appreciation on forward foreign currency contracts
(2)Unrealized depreciation on forward foreign currency contracts

                                                                 Change in
                                                                Unrealized
                                                 Realized      Appreciation
                                              Gain (Loss) on (Depreciation) on
                                               Derivatives      Derivatives
                                              Recognized in    Recognized in
                                               Statement of    Statement of
                                                Operations      Operations
                                              -------------- -----------------
                                                 Foreign          Foreign
                                                 Exchange        Exchange
                                                Contracts        Contracts
                                              -------------- -----------------
                                                 Forward          Forward
                                                 Foreign          Foreign
                                                 Currency        Currency
Fund                                           Contracts(1)    Contracts(2)
----                                          -------------- -----------------
Strategic Bond...............................   $1,797,853       $141,170
                                                ==========       ========

--------
Statement of Operations Location:

(1)Net realized gain (loss) on forward contracts
(2)Change in unrealized appreciation (depreciation) on forward contracts

   The following table represents the average monthly balances of derivatives held during the year ended March 31, 2019:

                                              Average Amount
                                                Outstanding
                                              During the Year
                                              ---------------
                                                  Forward
                                                  Foreign
                                                 Currency
Fund                                           Contracts(1)
----                                          ---------------
Strategic Bond...............................   $16,347,836
                                                ===========

--------
(1)Amounts represent notional amounts in US dollars.

   The following tables set forth the Funds' derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of March 31, 2019. The repurchase agreements held by the Funds as of March 31, 2019, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments of each Fund and the Notes to the Financial Statements for more information about the Funds' holdings in repurchase agreements.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2019 -- (continued)


                                                                         Strategic Bond
                         ------------------------------------------------------------------------------------------------
                                 Derivative Assets(1)            Derivative Liabilities(1)
                         ------------------------------------ -------------------------------
                          Forward                              Forward                             Net
                          Foreign                              Foreign                         Derivative    Collateral
                         Currency    OTC    Options           Currency   OTC   Options           Assets       Pledged/
     Counterparty        Contracts  Swaps  Purchased  Total   Contracts Swaps  Written Total  (Liabilities) (Received)(2)
------------------------ --------- ------- --------- -------- --------- ------ ------- ------ ------------- -------------
JPMorgan Chase Bank N.A. $177,745  $    -- $      -- $177,745 $  3,651  $   -- $    -- $3,651  $  174,094   $         --
                         ========  ======= ========= ======== ========  ====== ======= ======  ==========   ============

                         --------------





     Counterparty        Net Amount(3)
------------------------ -------------
JPMorgan Chase Bank N.A. $     174,094
                         =============

--------
(1)Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

   Mortgage-Backed Dollar Rolls: Certain Funds may enter into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities (including TBA securities) that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Loans: The Fund invests in senior loans which generally consist of direct debt obligations of companies (collectively, "Borrowers"), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower's business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund's yield.

   Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2019 -- (continued)

   response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statements of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Realized gains and losses on the sale of investments are calculated on the identified cost basis. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

   Income and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the relative value of dividend-eligible shares after adjusting for the current capital share activity of the respective class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares after adjusting for the current capital share activity of the respective class.

   Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually.

   The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2019 -- (continued)


   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 -- 2017 or expected to be taken in each Fund's 2018 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2015.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

   New Accounting Pronouncements: In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements of Regulation S-X to conform them to GAAP for investment companies. The final rule became effective on November 5, 2018. All required changes have been made in accordance with Regulation S-X.

   In August 2018, the FASB issued Accounting Standards Update ("ASU")
   No. 2018-13 "Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement". The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SunAmerica and its affiliates.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2019 -- (continued)


   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                                                Management
Fund                                                         Assets                Fees
----                                               ---------------------------- ----------
U.S. Government Securities........................           $0 - $200 million    0.650%
                                                   (greater than) $200 million    0.620
                                                   (greater than) $400 million    0.550
Strategic Bond(1).................................           $0 - $350 million    0.650
                                                   (greater than) $350 million    0.600
Flexible Credit(2)................................           $0 - $200 million    0.750
                                                   (greater than) $200 million    0.720
                                                   (greater than) $400 million    0.550

--------
(1)Effective May 1, 2018, the Advisor contractually agreed to waive its advisory fee with respect to the AIG Strategic Bond Fund so that the advisory fee payable by the Fund to the Advisor under the agreement equals 0.40% on the first $350 million and 0.35% above $350 million of average daily net assets. Effective November 19, 2018, the Advisor contractually agreed to waive its advisory fee with respect to the AIG Strategic Bond Fund through July 31, 2020 so that the advisory fee payable by the Fund to the Advisor under the agreement equals 0.38% on the first $350 million and 0.33% above $350 million of average daily net assets.
(2)The Advisor contractually agreed to waive its advisory fee with respect to the AIG Flexible Credit Fund so that the advisory fee payable by the Fund to the Advisor under the agreement equals 0.36% of average daily net assets. Effective November 19, 2018, the Advisor contractually agreed to waive its advisory fee with respect to the AIG Flexible Credit Fund through July 31, 2020 so that the advisory fee payable by the Fund to the Advisor under the agreement equals 0.34% of average daily net assets.

   For the year ended March 31, 2019 the amount of investment advisory fees waived for Strategic Bond Fund and Flexible Credit Fund were $695,934 and $1,262,897, respectively. These amounts are reflected in the Statement of Operations.

   The organizations described below act as subadvisers to the Trust and certain of its Funds pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Funds for which they are responsible.

   Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust's Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers' fees.

Subadviser                           Fund
----------                      ---------------
PineBridge Investments, LLC....  Strategic Bond
Newfleet Asset Management, LLC. Flexible Credit

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses, to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. For the purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired Fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund's business. The contractual fee waivers and expense reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Disinterested Trustees.

Fund                                    Percentage
----                                    ----------
U.S. Government Securities Class A.....    0.99%
U.S. Government Securities Class C.....    1.64
Strategic Bond Class A.................    1.40
Strategic Bond Class B.................    2.05
Strategic Bond Class C.................    2.05
Strategic Bond Class W.................    1.20
Flexible Credit Class A................    1.45
Flexible Credit Class C................    2.10
Flexible Credit Class W................    1.25

   For the U.S. Government Securities Fund, any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Fund within two years after the occurrence of the waivers and/or reimbursements, provided that the Fund is

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2019 -- (continued)

   able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

   For the year ended March 31, 2019, pursuant to the contractual expense limitations in the above tables SunAmerica has waived and/or reimbursed expenses as follows:

                                    Other Expenses
Fund                                  Reimbursed
----                                --------------
U.S. Government Securities.........    $185,070

                                    Class Specific
Fund                                   Expenses
----                                --------------
U.S. Government Securities Class A.    $306,262
U.S. Government Securities Class C.      33,551

   At March 31, 2019, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

                                                     Other Expenses Reimbursed
                                                   ----------------------------------
Fund                                               March 31, 2020    March 31, 2021
----                                               --------------    --------------
U.S. Government Securities........................    $180,779          $185,070

                                                   Class Specific Expenses Reimbursed
                                                   ----------------------------------
Fund                                               March 31, 2020    March 31, 2021
----                                               --------------    --------------
U.S. Government Securities Class A................    $362,838          $306,262
U.S. Government Securities Class C................      54,695            33,551

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class (other than Class W shares of the Strategic Bond and Flexible Credit Funds), in accordance with the provisions of Rule 12b-1 under the 1940 Act (each, a "Plan," and collectively, the "Plans"), hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans provide that the Trust, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of up to 0.10%, 0.75% and 0.75%, of average daily net assets of such Fund's Class A, Class B and Class C shares, respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. Except for Class W shares of the Strategic Bond and Flexible Credit Funds, the Plans also provide that each class of shares of the Trust will also pay the Distributor an account maintenance fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the year ended March 31, 2019, ACS received fees as reflected in the Statements of Operations based on the aforementioned rates.

   The Trust, on behalf of the Strategic Bond and Flexible Credit Funds, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing additional shareholder services to Class W shareholders. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the year ended March 31, 2019, ACS earned fees as reflected in the Statements of Operations based on the aforementioned rate.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2019 -- (continued)


   ACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. ACS has advised the Funds that for the year ended March 31, 2019, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                          Class A                           Class B       Class C
                                    ---------------------------------------------------- ------------- -------------
                                                                            Contingent    Contingent    Contingent
                                     Sales     Affiliated   Non-affiliated   Deferred      Deferred      Deferred
Fund                                Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges Sales Charges
----                                -------- -------------- -------------- ------------- ------------- -------------
U.S. Government Securities......... $ 17,659    $ 2,920        $ 11,919       $    59       $    --       $1,187
Strategic Bond.....................   99,271     63,173          16,817        40,870        52,082        7,135
Flexible Credit....................  333,826     33,252         244,032        31,761            --        9,858

   The Trust has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS"), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds' transfer agent, DST Asset Manager Solutions, Inc. ("DST") in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate AFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the year ended March 31, 2019, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statements of Operations to compensate AFS pursuant to the terms of the Service Agreement:

                                                         Payable at
Fund                                          Expenses March 31, 2019
----                                          -------- --------------
U.S. Government Securities Class A........... $286,310    $23,628
U.S. Government Securities Class C...........   15,841      1,419
Strategic Bond Class A.......................  368,189     28,594
Strategic Bond Class B.......................   39,916      3,048
Strategic Bond Class C.......................  130,210     10,008
Strategic Bond Class W.......................  119,947      9,599
Flexible Credit Class A......................  285,124     22,418
Flexible Credit Class C......................  123,386     10,326
Flexible Credit Class W......................  312,000     24,816

   At March 31, 2019, AIG Active Allocation Portfolio and AIG Multi-Asset Allocation Portfolio, each a series of SunAmerica Series, Inc., owned a percentage of the outstanding shares of the following Funds:

                                                            Holder
                                                    ---------------------
                                                       AIG         AIG
                                                      Active   Multi-Asset
                                                    Allocation Allocation
      Fund                                          Portfolio   Portfolio
      ----                                          ---------- -----------
      U.S. Government Securities...................   13.10%      18.25%
      Strategic Bond...............................    1.90        1.93
      Flexible Credit..............................    2.52        3.79

Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2019 were as follows:

                                     Purchases of Investment      Sales of Investment     Purchase of U.S. Sales of U.S.
                                    Securities (Excluding U.S. Securities (Excluding U.S.    Government     Government
Fund                                  Government Securities)     Government Securities)      Securities     Securities
----                                -------------------------- -------------------------- ---------------- -------------
U.S. Government Securities.........        $         --               $         --          $ 23,926,949    $35,436,496
Strategic Bond.....................         230,462,652                361,554,915           125,311,578     82,372,676
Flexible Credit....................         182,584,536                186,266,583                    --             --

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2019 -- (continued)


Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, late year ordinary losses, distributions payable, straddle loss deferrals, amortization of premium/discount and treatment of defaulted securities.

                                     Distributable Earnings               Tax Distributions
                                For the year ended March 31, 2019     For the year ended March 31, 2019
                            ----------------------------------------  ---------------------------------
                                         Long-term      Unrealized
                             Ordinary  Gains/Capital   Appreciation    Ordinary         Long-Term
Fund                          Income   Loss Carryover (Depreciation)*   Income        Capital Gains
----                        ---------- -------------- ---------------   -----------   -------------
U.S. Government Securities. $  583,828  $(20,760,887)  $  3,513,319   $ 2,274,447         $ --
Strategic Bond.............    265,906   (29,106,480)    (3,238,024)   13,933,983           --
Flexible Credit............  1,452,890    (8,341,072)   (10,540,898)   17,530,127           --

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

                                Tax Distributions
                            For the year ended March 31, 2018
                            ---------------------------------
                             Ordinary         Long-Term
Fund                          Income        Capital Gains
----                          -----------   -------------
U.S. Government Securities. $ 2,661,495         $ --
Strategic Bond.............  10,179,966           --
Flexible Credit............  16,843,293           --

   As of March 31, 2019, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards which are available to offset future capital gains, if any:

                                   Unlimited
                            -----------------------
Fund                            ST          LT
----                        ----------- -----------
U.S. Government Securities. $13,869,489 $ 6,891,398
Strategic Bond.............   7,290,177  21,816,303
Flexible Credit............     316,999   8,024,073

   Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended March 31, 2019, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

                                            Deferred     Deferred
                              Deferred    Post-October Post-October
                              Late Year    Short-Term   Long-Term
Fund                        Ordinary Loss Capital Loss Capital Loss
----                        ------------- ------------ ------------
U.S. Government Securities.     $ --       $       --   $  158,358
Strategic Bond.............       --          937,916    2,311,945
Flexible Credit............      778        1,038,999    1,764,229

   For the period ended March 31, 2019, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net paydown adjustments, amortization of discount/premium, treatment of litigation payments and treatment of foreign currency to the components of net assets as follows:

                               Accumulated       Accumulated
                            Undistributed Net Undistributed Net
                            Investment Income   Realized Gain
Fund                             (Loss)            (Loss)       Capital Paid-in
----                        ----------------- ----------------- ---------------
U.S. Government Securities.    $  600,159        $  (600,159)        $ --
Strategic Bond.............     2,609,685         (2,609,685)          --
Flexible Credit............       341,465           (341,465)          --

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2019 -- (continued)


   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                            Aggregate   Aggregate     Unrealized
                            Unrealized  Unrealized    Gain/(Loss)    Cost of
Fund                           Gain        Loss           Net      Investments
----                        ---------- ------------  ------------  ------------
U.S. Government Securities. $5,319,927 $ (1,806,608) $  3,513,319  $130,604,817
Strategic Bond.............  5,374,023   (8,609,393)   (3,235,370)  280,062,054
Flexible Credit Bond.......  2,954,262  (13,495,160)  (10,540,898)  336,195,066

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                                U.S. Government Securities
                    --------------------------------------------------
                                          Class A
                    --------------------------------------------------
                             For the                   For the
                           year ended                year ended
                         March 31, 2019            March 31, 2018
                    ------------------------  ------------------------
                      Shares       Amount       Shares       Amount
                    ----------  ------------  ----------  ------------
Shares
 sold..............  1,305,310  $ 11,619,748   2,064,742  $ 18,744,689

 Reinvested
 dividends.........    224,390     1,998,259     244,835     2,226,713
Shares
 redeemed.......... (3,096,467)  (27,568,802) (3,295,222)  (29,980,480)
                    ----------  ------------  ----------  ------------
Net
 increase
 (decrease)
 in
 shares
 outstanding
 before
 automatic
 conversion........ (1,566,767)  (13,950,795)   (985,645)   (9,009,078)
                    ----------  ------------  ----------  ------------
Shares
 issued/(reaquired)
 upon
 automatic
 conversion........     23,545       209,813     251,595     2,244,225
                    ----------  ------------  ----------  ------------
Net
 increase
 (decrease)........ (1,543,222) $(13,740,982)   (734,050) $ (6,764,853)
                    ==========  ============  ==========  ============

                                U.S. Government Securities
                    --------------------------------------------------
                                          Class C
                    --------------------------------------------------
                             For the                   For the
                           year ended                year ended
                         March 31, 2019            March 31, 2018
                    ------------------------  ------------------------
                      Shares       Amount       Shares       Amount
                    ----------  ------------  ----------  ------------
Shares
 sold..............    369,217  $  3,282,505     166,535  $  1,513,933

 Reinvested
 dividends.........      7,423        66,105      16,706       152,011
Shares
 redeemed..........   (376,463)   (3,350,519) (1,220,794)  (11,055,024)
                    ----------  ------------  ----------  ------------
Net
 increase
 (decrease)
 in
 shares
 outstanding
 before
 automatic
 conversion........        177        (1,909) (1,037,553)   (9,389,080)
                    ----------  ------------  ----------  ------------
Shares
 issued/(reaquired)
 upon
 automatic
 conversion........    (23,556)     (209,813)   (251,877)   (2,244,225)
                    ----------  ------------  ----------  ------------
Net
 increase
 (decrease)........    (23,379) $   (211,722) (1,289,430) $(11,633,305)
                    ==========  ============  ==========  ============

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2019 -- (continued)

                                                                  Strategic Bond
                    ---------------------------------------------------------------------------------------------------------
                                           Class A                                              Class B
                    ----------------------------------------------------  ---------------------------------------------------
                             For the                    For the                    For the                    For the
                            year ended                 year ended                 year ended                year ended
                          March 31, 2019             March 31, 2018             March 31, 2019            March 31, 2018
                    -------------------------  -------------------------  -------------------------  ------------------------
                       Shares       Amount        Shares       Amount        Shares       Amount       Shares       Amount
                    -----------  ------------  -----------  ------------  -----------  ------------  ----------  ------------
Shares
 sold..............   6,137,118  $ 20,175,849   17,768,850  $ 60,673,967    2,455,767  $  7,927,642     869,650  $  2,985,386

 Reinvested
 dividends.........   2,184,483     7,131,471    1,317,545     4,531,780      191,319       624,130     159,576       548,783
Shares
 redeemed.......... (20,482,979)  (67,579,745) (11,040,002)  (37,839,522)  (4,158,057)  (13,615,211) (3,164,306)  (10,869,331)
                    -----------  ------------  -----------  ------------  -----------  ------------  ----------  ------------
Net
 increase
 (decrease)
 in
 shares
 outstanding
 before
 automatic
 conversion........ (12,161,378)  (40,272,425)   8,046,393    27,366,225   (1,510,971)   (5,063,439) (2,135,080)   (7,335,162)
                    -----------  ------------  -----------  ------------  -----------  ------------  ----------  ------------
Shares
 issued/(reaquired)
 upon
 automatic
 conversion........     366,229     1,211,029    2,203,185     7,433,676     (134,725)     (442,850)   (146,651)     (502,679)
                    -----------  ------------  -----------  ------------  -----------  ------------  ----------  ------------
Net
 increase
 (decrease)........ (11,795,149) $(39,061,396)  10,249,578  $ 34,799,901   (1,645,696) $ (5,506,289) (2,281,731) $ (7,837,841)
                    ===========  ============  ===========  ============  ===========  ============  ==========  ============

                                                                  Strategic Bond
                    ---------------------------------------------------------------------------------------------------------
                                           Class C                                              Class W
                    ----------------------------------------------------  ---------------------------------------------------
                             For the                    For the                    For the                    For the
                            year ended                 year ended                 year ended                year ended
                          March 31, 2019             March 31, 2018             March 31, 2019            March 31, 2018
                    -------------------------  -------------------------  -------------------------  ------------------------
                       Shares       Amount        Shares       Amount        Shares       Amount       Shares       Amount
                    -----------  ------------  -----------  ------------  -----------  ------------  ----------  ------------
Shares
 sold..............   3,276,843  $ 10,600,251    3,141,993  $ 10,844,054    8,629,513  $ 28,185,244  14,598,225  $ 50,166,169

 Reinvested
 dividends.........     576,785     1,887,304      598,701     2,067,953      529,292     1,725,791     317,651     1,091,699
Shares
 redeemed..........  (8,736,270)  (28,825,160) (18,342,484)  (62,839,028) (14,054,707)  (46,263,984) (5,987,746)  (20,513,498)
                    -----------  ------------  -----------  ------------  -----------  ------------  ----------  ------------
Net
 increase
 (decrease)
 in
 shares
 outstanding
 before
 automatic
 conversion........  (4,882,642)  (16,337,605) (14,601,790)  (49,927,021)  (4,895,902)  (16,352,949)  8,928,130    30,744,370
                    -----------  ------------  -----------  ------------  -----------  ------------  ----------  ------------
Shares
 issued/(reaquired)
 upon
 automatic
 conversion........    (230,990)     (768,179)  (2,044,542)   (6,930,997)          --            --          --            --
                    -----------  ------------  -----------  ------------  -----------  ------------  ----------  ------------
Net
 increase
 (decrease)........  (5,113,632) $(17,105,784) (16,646,332) $(56,858,018)  (4,895,902) $(16,352,949)  8,928,130  $ 30,744,370
                    ===========  ============  ===========  ============  ===========  ============  ==========  ============

                                       Flexible Credit
                    ----------------------------------------------------
                                           Class A
                    ----------------------------------------------------
                             For the                    For the
                            year ended                 year ended
                          March 31, 2019             March 31, 2018
                    -------------------------  -------------------------
                       Shares       Amount        Shares       Amount
                    -----------  ------------  -----------  ------------
Shares
 sold..............  14,849,818  $ 49,790,556   14,447,556  $ 49,649,962

 Reinvested
 dividends.........   1,886,508     6,285,170    1,805,509     6,214,632
Shares
 redeemed.......... (19,823,318)  (66,203,996) (20,023,513)  (68,775,062)
                    -----------  ------------  -----------  ------------
Net
 increase
 (decrease)
 in
 shares
 outstanding
 before
 automatic
 conversion........  (3,086,992)  (10,128,270)  (3,770,448)  (12,910,468)
                    -----------  ------------  -----------  ------------
Shares
 issued/(reaquired)
 upon
 automatic
 conversion........      97,761       327,120      815,980     2,782,490
                    -----------  ------------  -----------  ------------
Net
 increase
 (decrease)........  (2,989,231) $ (9,801,150) (2,954,468)  $(10,127,978)
                    ===========  ============  ===========  ============

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2019 -- (continued)

                                                                  Flexible Credit
                    ----------------------------------------------------------------------------------------------------------
                                          Class C                                               Class W
                    --------------------------------------------------  ------------------------------------------------------
                             For the                   For the                    For the                     For the
                           year ended                year ended                 year ended                  year ended
                         March 31, 2019            March 31, 2018             March 31, 2019              March 31, 2018
                    ------------------------  ------------------------  --------------------------  --------------------------
                      Shares       Amount       Shares       Amount        Shares        Amount        Shares        Amount
                    ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Shares
 sold..............  4,471,353  $ 14,963,070   4,346,092  $ 15,053,291   34,991,418  $ 117,435,247   21,898,961  $  75,416,969

 Reinvested
 dividends.........    562,371     1,884,631     619,069     2,143,889    1,333,966      4,447,946    1,071,044      3,689,146
Shares
 redeemed.......... (5,521,122)  (18,531,010) (8,376,293)  (28,931,981) (33,731,044)  (111,902,255) (30,165,932)  (103,923,875)
                    ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Net
 increase
 (decrease)
 in
 shares
 outstanding
 before
 automatic
 conversion........   (487,398)   (1,683,309) (3,411,132)  (11,734,801)   2,594,340      9,980,938   (7,195,927)   (24,817,760)
                    ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Shares
 issued/(reaquired)
 upon
 automatic
 conversion........    (97,135)     (327,120)   (811,222)   (2,782,490)          --             --           --             --
                    ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Net
 increase
 (decrease)........   (584,533) $ (2,010,429) (4,222,354) $(14,517,291)   2,594,340  $   9,980,938   (7,195,927) $ (24,817,760)
                    ==========  ============  ==========  ============  ===========  =============  ===========  =============

Note 7. Line of Credit

   The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Funds, has paid State Street for its own account, such Fund's ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.

   For the year ended March 31, 2019, the following Funds had borrowings:

                             Days     Interest    Debt    Average
Fund                      Outstanding Charges   Utilized  Interest
----                      ----------- -------- ---------- --------
Strategic Bond...........     24      $ 2,677  $1,177,588   3.55%
Flexible Credit..........     38       15,857   4,133,792   3.62

   At March 31, 2019, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2019, none of the Funds participated in this program.

Note 9. Investment Concentration

   The Flexible Credit Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2019 -- (continued)


   The Flexible Credit Fund and Strategic Bond Fund invest in participations and assignments, or act as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, a Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When a Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, a Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Funds and the borrower.

   Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the U.S. Government Fund's concentration in such investments, it may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 10. Unfunded Loan Commitments

   At March 31, 2019, AIG Strategic Bond Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

                                                              Principal
Borrower                               Type     Maturity Date  Amount    Value
--------                           ------------ ------------- --------- -------
Mavis Tire Express Services Corp.. Delayed Draw  03/20/2025    $15,925  $15,547

        SunAmerica Income Funds
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Income Funds and Shareholders of each of the funds listed in the table below

Opinions on the Financial Statements

We have audited the financial statements and financial highlights of each of the funds listed in the table below (constituting SunAmerica Income Funds, hereafter collectively referred to as the "Funds") as of the date listed in the table below and for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of the date listed in the table below, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

                            SunAmerica Income Funds
                    ----------------------------------------
                    AIG Flexible Credit Fund (1)
                    ----------------------------------------
                    AIG Strategic Bond Fund (1)
                    ----------------------------------------
                    AIG U.S. Government Securities Fund (2)
                    ----------------------------------------

(1)The statement of assets and liabilities, including the portfolio of investments, as of March 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein
(2)The statement of assets and liabilities, including the portfolio of investments, as of March 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, transfer agent, brokers and selling or agent banks; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
May 29, 2019

We have served as the auditor of one or more investment companies in the AIG Funds family of funds since 1984.

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2019 -- (unaudited)

The following table contains basic information regarding the Trustees and Officers that oversee operations of the Funds and other investment companies within the Fund complex. Unless otherwise noted, the address of each Director and executive officer is Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.

                                                                                    Number of
                                                                                     Funds in
                      Position(s)                                                  Fund Complex    Other Directorship(s)
                      Held With      Length of        Principal Occupation(s)      Overseen by        Held by Trustee
    Name and Age        Trust      Time Served(1)       During Past 5 Years         Trustee(2)    During Past Five Years(3)
--------------------- -----------  --------------  ------------------------------- ------------ ------------------------------
Disinterested Trustees

Dr. Judith L. Craven   Trustee        2001-        Retired.                             73      Director A.G. Belo Corp.
Age: 73                               present                                                   (media company) (1992 to
                                                                                                2014); Director, Sysco Corp.
                                                                                                (food marketing and
                                                                                                distribution company) (1996
                                                                                                to 2017); Director, Luby's,
                                                                                                Inc. (1998 to present).

William F. Devin       Trustee        2001-        Retired.                             24      None
Age: 80                               present

Richard W. Grant       Trustee        2011-        Retired.                             24      None
Age: 73                Chairman       present
                       of the
                       Board

Stephen J. Gutman      Trustee        2001-        Senior Vice President and            24      None
Age: 75                               present      Associate Broker, The
                                                   Corcoran Group (real estate)
                                                   (2002 to present); President,
                                                   SJG Marketing, Inc. (2009 to
                                                   present).

Eileen A. Kamerick     Trustee        2018-        National Association of              24      Hochschild Mining plc
Age: 60                               present      Corporate Directors Board                    (precious metals company)
                                                   Leadership Fellow and                        (2016 to Present); Associated
                                                   financial expert; Adjunct                    Banc-Corp (financial services
                                                   Professor of Law, University                 company) (2007 to Present);
                                                   of Chicago, Washington                       Legg Mason Closed End
                                                   University in St. Louis and                  Funds (registered investment
                                                   University of Iowa law                       companies) (2013 to
                                                   schools (2007 to Present);                   Present); Westell
                                                   formerly, Senior Advisor to                  Technologies, Inc.
                                                   the Chief Executive Officer                  (technology company) (2003
                                                   and Executive Vice President                 to 2016).
                                                   and Chief Financial Officer
                                                   of ConnectWise, Inc.
                                                   (software and services
                                                   company) (2015 to 2016);
                                                   Chief Financial Officer, Press
                                                   Ganey Associates (health
                                                   care informatics company)
                                                   (2012 to 2014).

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2019 -- (unaudited) (continued)

                                                                                 Number of
                                                                                  Funds in
                     Position(s)                                                Fund Complex  Other Directorship(s)
                     Held With      Length of       Principal Occupation(s)     Overseen by      Held by Trustee
   Name and Age        Trust      Time Served(1)      During Past 5 Years        Trustee(2)  During Past Five Years(3)
-------------------- -----------  --------------  ----------------------------- ------------ -------------------------
Interested Trustee

Peter A. Harbeck(4)   Trustee        2001-        President (1995 to present),      150      None
Age: 64                              present      CEO (1997 to present), and
                                                  Director (1992 to present),
                                                  SunAmerica; Director, AIG
                                                  Capital Services, Inc.
                                                  ("ACS") (1993 to present);
                                                  Chairman, President and
                                                  CEO, Advisor Group, Inc.
                                                  (2004 to 2016).

--------
(1)Trustees serve until their successors are duly elected and qualified.
(2)The term "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or any investment adviser that is an affiliate of the Adviser. The "Fund Complex" includes the Trust (3 funds), SunAmerica Money Market Funds Inc. ("SAMMF") (1 fund), SunAmerica Equity Funds ("SAEF") (2 funds), SunAmerica Senior Floating Rate Fund, Inc. ("SASFRF") (1 fund), SunAmerica Series, Inc. ("SA Series") (6 funds), Anchor Series Trust ("AST") (5 portfolios), SunAmerica Specialty Series (6 funds), SunAmerica Series Trust ("SAST") (58 portfolios), VALIC Company I ("VALIC I") (34 funds), VALIC Company II ("VALIC II") (15 funds), Seasons Series Trust ("SST") (19 portfolios).
(3)Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
(4)Mr. Harbeck is considered to be an Interested Trustee because he serves as President, CEO and Director of SunAmerica and Director of ACS.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available, without charge, by calling (800) 858-8850.

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2019 -- (unaudited) (continued)


                      Position(s)
                      Held with    Length of                             Principal Occupation(s)
    Name and Age        Trust      Time Served                             During Past 5 Years
--------------------- ------------ -----------  ---------------------------------------------------------------------------
Officers

John T. Genoy         President     2007-       Chief Financial Officer, SunAmerica (2002 to present); Senior Vice
Age: 50                             present     President, SunAmerica (2004 to present); Chief Operating Officer,
                                                SunAmerica (2006 to present).

Gregory R. Kingston   Treasurer     2014-       Vice President, SunAmerica (2001 to present); Head of Mutual Fund
Age: 53                             present     Administration, SunAmerica (2014 to present).
2919 Allen Parkway
Houston, Texas 77019

James Nichols         Vice          2006-       Director, President and CEO, ACS (2006 to present); Senior Vice President,
Age: 52               President     present     SunAmerica (2002 to present).

Gregory N. Bressler   Secretary     2005-       Senior Vice President and General Counsel, SunAmerica (2005 to present).
Age: 52                             present

Kathleen D. Fuentes   Chief Legal   2013-       Vice President and Deputy General Counsel, SunAmerica (2006 to present).
Age: 50               Officer and   present
                      Assistant
                      Secretary

Timothy P. Pettee     Vice          2018 to     Chief Investment Officer, SunAmerica (2018 to Present); Lead Portfolio
Age: 60               President     Present     Manager-Rules Based Funds (2013 to Present); Chief Investment Officer
                                                (2003 to 2013)

Shawn Parry           Vice          2014-       Assistant Vice President, SunAmerica (2005 to 2014); Vice President,
Age: 46               President     present     SunAmerica (2014 to present).
2919 Allen Parkway    and
Houston, Texas 77019  Assistant
                      Treasurer

Donna M. McManus      Vice          2014-       Managing Director, BNY Mellon (2009-2014); Vice President,
Age: 58               President     present     SunAmerica, (2014 to present).
                      and
                      Assistant
                      Treasurer

Christopher C. Joe    Chief         2017 to     Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons
Age: 49               Compliance    Present     Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC
2919 Allen Parkway    Officer                   Company II (2017-Present); Chief Compliance Officer, VALIC Retirement
Houston, Texas 77019                            Services Company (2017-Present); Chief Compliance Officer, The Variable
                                                Annuity Life Insurance Company (2017 to Present); Chief Compliance
                                                Officer, Invesco PowerShares (2012-2017); Chief Compliance Officer,
                                                Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director,
                                                Invesco Ltd. (2006-2014); Deputy Chief Compliance Officer, Invesco
                                                Advisers, LLC (2014-2015).

Matthew J. Hackethal  Anti-Money    2006-       Acting Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons
Age: 47               Laundering    present     Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC
                      ("AML")                   Company II (2016 to 2017); Chief Compliance Officer, SunAmerica (2006
                      Compliance                to Present); Chief Compliance Officer, The Variable Annuity Life Insurance
                      Officer                   Company (2016 to 2017); AML Compliance Officer, AIG Funds, Anchor
                                                Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC
                                                Company I and VALIC Company II (2006 to Present); and Vice President,
                                                SunAmerica (2011 to Present).

        SunAmerica Income Funds
        SHAREHOLDER TAX INFORMATION -- March 31, 2019 -- (unaudited)

Certain tax information regarding the Fund is required to be provided to shareholders based upon each Fund's income and distributions for the taxable year ended March 31, 2019. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2019. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to shareholders in early 2020.

For the year ended March 31, 2019, the Funds paid the following long-term capital gains dividends along with percentage of ordinary income dividends that qualified for the dividends received deduction for corporations:

                                                Net      Qualifying % for the
                                             Long-Term        Dividends
                                           Capital Gains  Received Deduction
                                           ------------- --------------------
  U.S. Government Securities Fund Class A.      $--               -- %
  U.S. Government Securities Fund Class C.       --                --
  Strategic Bond Fund Class A.............       --              0.46
  Strategic Bond Fund Class B.............       --              0.46
  Strategic Bond Fund Class C.............       --              0.46
  Strategic Bond Fund Class W.............       --              0.46
  Flexible Credit Fund Class A............       --              0.35
  Flexible Credit Fund Class C............       --              0.35
  Flexible Credit Fund Class W............       --              0.35

For the year ended March 31, 2019, certain dividends paid by the Strategic Bond Fund and Flexible Credit Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

                                               Amount
                                               -------
                         Strategic Bond Fund.. $14,021
                         Flexible Credit Fund.   1,075

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited)

As required by the Securities and Exchange Commission, the graphs on the following pages compare the performance of a $10,000 investment in the SunAmerica Income Funds' portfolios to a similar investment in an index. Please note that "inception," as used herein, reflects the date on which a specific class of shares commenced operations. It is important to note that the SunAmerica Income Funds are professionally managed mutual funds, while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of Class A shares of each Fund. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

AIG U.S. Government Securities Fund

The AIG U.S. Government Securities Fund Class A shares returned 2.71% (before maximum sales charge) for the 12-month period ended March 31, 2019. The Fund posted solid absolute returns but trailed its benchmark, the ICE BofAML U.S. Treasury Index,/*/ which returned 4.25% during the same period.

During the annual period, the U.S. fixed income market experienced high levels of supply through the U.S. Treasury Department issuing government bonds, the Federal Reserve (the "Fed") normalizing its balance sheet,/**/ and corporations issuing new bonds. The Fed raised short-term interest rates three times during the annual period, increasing the targeted federal funds rate 75 basis points.+ This caused U.S. Treasury yields across the yield curve, or spectrum of maturities, to move higher during the first half of the annual period, with the 10-year U.S. Treasury note hitting its highest yield of 3.23% in November 2018. However, a revised Fed outlook toward the end of the annual period prompted yields across the government securities and corporate bond sectors to fall, as a heightened risk averse sentiment permeated the market. Near the end of the annual period, the yield on the 10-year U.S. Treasury note hit a low of 2.36%, as the market began pricing in the potential likelihood of an interest rate cut by the Fed.

Amid this backdrop, our selection overall of longer-duration U.S. Treasury holdings proved beneficial but was more than offset by the Fund's underweighting compared to the ICE BofAML U.S. Treasury Index (the "benchmark index") to this better performing segment of the U.S. Treasury yield curve, which detracted. As the annual period progressed, we added Fund exposure to the intermediate- and long-term segments of the U.S. Treasury yield curve. The Fund's shorter duration in U.S. Treasuries compared to the benchmark index helped during the first half of the annual period when yields moved higher but detracted when yields moved lower in the last months of the annual period. Also, the Fund's performance was significantly affected by holdings in GNMA mortgage pools, which comprised a significant percentage of the Fund's net assets during the annual period. The longer duration of these GNMA mortgage pools made them more susceptible to shifts in interest rates and yield curve movements. Given that rates remained relatively low during the first half of the annual period, some of these holdings were prepaid, as the underlying mortgages were either refinanced or paid off before rates moved higher and other mortgage holdings' spreads, or yield differentials to duration-equivalent U.S. Treasuries, widened along with rising rates. This eroded the value of those holdings, causing them to detract from the Fund's relative results.

These detractors were partially offset by the Fund's selection of FNMA and FHLBs, which are agency mortgage-backed securities that are not components of the benchmark index and which outperformed U.S. Treasuries during the annual period. Also, the Fund's mortgage holdings' overall shorter duration than that of the benchmark index and the level of income non-seasoned mortgage-backed securities holdings produced added value.

At the end of the annual period, the Fund had approximately 69% of its total assets invested in U.S. Treasuries, 20% in GNMAs and 11% in other agency mortgage-backed securities. As of March 31, 2019, the Fund had a shorter duration than that of the benchmark index.

--------
Past performance is no guarantee of future results.

U.S. Government guarantee applies only to the underlying securities of the Fund's portfolio and not to the Fund shares. Interest rates and bond prices typically move inversely to each other; therefore, as with any bond fund, the value of your investment in this Fund may go up or down in response to changes in interest rates.

* The ICE BofAML U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Indices are not managed and an investor cannot invest directly into an index.
**Balance sheet normalization refers to the steps the Fed will take to reverse quantitative easing and remove the substantial monetary accommodation it has provided to the economy since the financial crisis began in 2007.
+ A basis point is 1/100th of a percentage point.

Securities listed may or may not be a part of current Fund construction.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in AIG U.S. Government Securities Fund Class A shares would have increased to $10,888. The same amount invested in securities mirroring the performance of the ICE BofAML US Treasury Index would be valued at $12,789.

                                     [CHART]

                    AIG U.S. Government             ICE BofAML
       Date      Securities Fund Class A/#/   US Treasury Index/*/*/
   ----------    --------------------------   ----------------------
    3/31/2009             $ 9,525                     $10,000
    4/30/2009               9,373                       9,810
    5/31/2009               9,278                       9,711
    6/30/2009               9,289                       9,692
    7/31/2009               9,355                       9,731
    8/31/2009               9,431                       9,821
    9/30/2009               9,516                       9,899
   10/31/2009               9,525                       9,893
   11/30/2009               9,598                      10,033
   12/31/2009               9,375                       9,768
    1/31/2010               9,487                       9,922
    2/28/2010               9,509                       9,961
    3/31/2010               9,453                       9,876
    4/30/2010               9,546                       9,981
    5/31/2010               9,717                      10,153
    6/30/2010               9,879                      10,342
    7/31/2010               9,901                      10,412
    8/31/2010              10,092                      10,625
    9/30/2010              10,014                      10,626
   10/31/2010               9,937                      10,607
   11/30/2010               9,901                      10,534
   12/31/2010               9,772                      10,342
    1/31/2011               9,698                      10,343
    2/28/2011               9,737                      10,334
    3/31/2011               9,748                      10,328
    4/30/2011               9,851                      10,447
    5/31/2011               9,986                      10,612
    6/30/2011               9,933                      10,580
    7/31/2011              10,086                      10,773
    8/31/2011              10,378                      11,075
    9/30/2011              10,583                      11,252
   10/31/2011              10,509                      11,167
   11/30/2011              10,601                      11,248
   12/31/2011              10,695                      11,355
    1/31/2012              10,703                      11,406
    2/29/2012              10,647                      11,325
    3/31/2012              10,561                      11,208
    4/30/2012              10,695                      11,379
    5/31/2012              10,851                      11,588
    6/30/2012              10,816                      11,544
    7/31/2012              10,918                      11,667
    8/31/2012              10,904                      11,651
    9/30/2012              10,868                      11,611
   10/31/2012              10,835                      11,591
   11/30/2012              10,863                      11,658
   12/31/2012              10,829                      11,600
    1/31/2013              10,708                      11,490
    2/28/2013              10,757                      11,558
    3/31/2013              10,755                      11,571
    4/30/2013              10,872                      11,693
    5/31/2013              10,586                      11,457
    6/30/2013              10,408                      11,313
    7/31/2013              10,339                      11,291
    8/31/2013              10,289                      11,230
    9/30/2013              10,326                      11,316
   10/31/2013              10,383                      11,378
   11/30/2013              10,320                      11,330
   12/31/2013              10,236                      11,212
    1/31/2014              10,393                      11,391
    2/28/2014              10,439                      11,426
    3/31/2014              10,420                      11,394
    4/30/2014              10,489                      11,465
    5/31/2014              10,570                      11,590
    6/30/2014              10,572                      11,572
    7/31/2014              10,565                      11,555
    8/31/2014              10,714                      11,696
    9/30/2014              10,651                      11,622
   10/31/2014              10,766                      11,748
   11/30/2014              10,825                      11,856
   12/31/2014              10,822                      11,887
    1/31/2015              10,939                      12,229
    2/28/2015              10,885                      12,016
    3/31/2015              10,935                      12,095
    4/30/2015              10,905                      12,020
    5/31/2015              10,876                      11,992
    6/30/2015              10,778                      11,872
    7/31/2015              10,817                      11,984
    8/31/2015              10,811                      11,991
    9/30/2015              10,849                      12,098
   10/31/2015              10,831                      12,055
   11/30/2015              10,802                      12,004
   12/31/2015              10,797                      11,986
    1/31/2016              10,917                      12,249
    2/29/2016              10,966                      12,370
    3/31/2016              10,971                      12,387
    4/30/2016              10,975                      12,372
    5/31/2016              10,991                      12,377
    6/30/2016              11,109                      12,664
    7/31/2016              11,136                      12,718
    8/31/2016              11,106                      12,645
    9/30/2016              11,110                      12,622
   10/31/2016              10,977                      12,477
   11/30/2016              10,669                      12,136
   12/31/2016              10,627                      12,122
    1/31/2017              10,619                      12,149
    2/28/2017              10,656                      12,212
    3/31/2017              10,650                      12,205
    4/30/2017              10,701                      12,291
    5/31/2017              10,730                      12,373
    6/30/2017              10,699                      12,354
    7/31/2017              10,715                      12,373
    8/31/2017              10,766                      12,513
    9/30/2017              10,723                      12,403
   10/31/2017              10,704                      12,389
   11/30/2017              10,684                      12,374
   12/31/2017              10,699                      12,417
    1/31/2018              10,608                      12,244
    2/28/2018              10,550                      12,147
    3/31/2018              10,601                      12,267
    4/30/2018              10,544                      12,167
    5/31/2018              10,617                      12,277
    6/30/2018              10,607                      12,281
    7/31/2018              10,573                      12,225
    8/31/2018              10,624                      12,320
    9/30/2018              10,544                      12,200
   10/31/2018              10,500                      12,136
   11/30/2018              10,575                      12,245
   12/31/2018              10,723                      12,517
    1/31/2019              10,774                      12,575
    2/28/2019              10,752                      12,540
    3/31/2019              10,888                      12,789



AIG U.S. Government Securities Fund

                       Class A@           Class C
----------------- ------------------ ------------------
                  Average            Average
                  Annual  Cumulative Annual  Cumulative
                  Return   Return+   Return   Return+
----------------- ------- ---------- ------- ----------
1 Year Return     -2.20%     2.71%    1.05%     2.05%
-------------------------------------------------------
5 Year Return     -0.09%     4.49%    0.25%     1.27%
-------------------------------------------------------
10 Year Return     0.85%    14.32%    0.70%     7.25%
-------------------------------------------------------
Since Inception*   3.76%   168.95%    2.89%    76.02%
-------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
*  Inception Date - Class A: 10/1/93; Class C: 06/1/99.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 4.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class C shares has been deducted, as applicable.
@ As of the close of business on December 2, 2014, Class B shares of the Fund were no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions received by a shareholder from the Fund continued to be automatically reinvested in additional Class B shares of the Fund, at the net asset value per share in effect on the payable date, unless the shareholder had elected to receive them in cash or automatically reinvest them in any retail fund distributed by AIG Capital Services, Inc. As of the close of business on January 27, 2015, all outstanding Class B shares of the Funds were converted to Class A shares.

For the 12-month period ended March 31, 2019, the AIG U.S. Government Securities Fund Class A returned -2.20%, compared to 4.25% for the ICE BofAML US Treasury Index. (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.aig.com/funds.

** The ICE BofAML U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

AIG Strategic Bond Fund

The AIG Strategic Bond Fund Class A shares returned 2.86% (before maximum sales charge) for the 12-month period ended March 31, 2019. The Fund posted absolute returns but underperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index,/*/ which returned 4.48% during the same annual period. The Fund outperformed the LIBOR 3-Month Index,/*/ a widely recognized benchmark of interest rate performance, which returned 2.49% for the same annual period.

The Fund's underperformance relative to its benchmark can be attributed to a combination of sector allocation, country selection and issue selection. Specifically, allocation positioning within the emerging markets debt sector hurt relative results most. The Fund began the annual period with an overweight to emerging markets debt, which detracted, as the sector weakened during the second quarter of 2018. Waning investor appetite for emerging markets debt against a backdrop of a stronger U.S. dollar and pockets of heightened geopolitical risk, as well as negative fund flows, caused the sector to perform poorly. We subsequently shifted to an underweight allocation to the sector, which dampened performance during the third and fourth quarters of 2018. A further reduction in the Fund's allocation to emerging markets debt at the start of the first quarter of 2019 proved mis-timed, as this sector, along with other riskier segments of the fixed income market, rallied during the first calendar quarter. From an industry perspective, overweight allocations to basic industry and government-owned names detracted most, while security selection among credits within the energy and consumer cyclical industries dampened results most. Security selection amongst sovereign debt securities also detracted. While the Fund remained U.S.-centric, portions of the Fund were allocated to non-U.S. dollar denominated sovereign and emerging market bonds. Holdings in Argentina and Turkey detracted most from relative results.

Conversely, an overweight allocation to and security selection among high yield bonds contributed most positively to the Fund's results. Having an underweight allocation to U.S. Treasuries and an overweight allocation to sovereign debt also boosted relative performance. From an industry allocation perspective, credits within the communications and consumer non-cyclical industries helped most. From a country selection perspective, holdings in Saudi Arabia and Egypt added value. The only derivatives used in the period were FX forwards. These instruments were used to hedge non-dollar developed markets corporate and sovereign holdings. Hedging non-U.S. dollar currency exposure in the Fund proved especially beneficial during the annual period.

Duration positioning detracted from the Fund's performance during the annual period. The Fund maintained a shorter duration profile than that of the Bloomberg Barclays U.S. Aggregate Bond Index, which hurt as intermediate- and longer-term U.S. Treasury yields rallied, or fell, during the annual period. Importantly, though, the Fund's duration stance was based more on decisions related to sector allocation than to an outright bet on the path or direction of interest rates. We maintained a preference within the Fund for leveraged finance sectors, such as high yield bonds and floating rate bank loans, as we felt their valuations were attractive throughout the annual period. Both high yield bonds and bank loans carry a shorter duration when compared to the Bloomberg Barclays U.S. Aggregate Bond Index, so the weighted average duration of the Fund was comparably lower.

Among individual securities, positions in the issues of online real estate services provider RentPath, oil and gas exploration and production company Sanchez Energy and the Republic of Argentina detracted most from the Fund's relative results. Positions in the issues of telecommunications and satellite services company Intelsat Jackson, pharmaceuticals company Valeant Pharmaceuticals and office supplies retailer Staples contributed most positively to the Fund's relative performance during the annual period.

The Fund began the annual period with target allocations of 20% to investment grade corporate bonds, 10% to securitized products, 40% to high yield bonds and 30% to emerging markets debt. As market conditions, including macroeconomic, political, geopolitical and monetary policy factors, shifted, we adjusted target allocations accordingly throughout the annual period. As of March 31, 2019, the Fund had target allocations of 25% to investment grade corporate bonds, 25% to securitized products, 35% to high yield bonds and 15% to emerging markets debt.

--------
Past performance is no guarantee of future results.

Interest rates and bond prices typically move inversely to each other; therefore, as with any bond fund, the value of an investment in this Fund may go up or down in response to changes in interest rates. High-yield bonds tend to have lower interest rate risk than higher-quality bonds of similar maturity but carry greater credit and default risk. Investing internationally involves special risks, such as currency fluctuations and economic and political instability.

*The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The LIBOR 3-Month Index is a benchmark interest rate that some of the world's leading banks charge each other for short-term loans. It serves as the first step to calculating interest rates on various loans throughout the world and is published each day in five currencies: the Swiss franc, the euro, the pound sterling, the Japanese yen, and the U.S. dollar. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Fund construction.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in AIG Strategic Bond Fund Class A shares would have increased to $18,186. The same amount invested in securities mirroring the performance of the Bloomberg Barclays U.S. Aggregate Bond Index and the LIBOR 3-Month Index would be valued at $14,472 and $10,754, respectively.

                                     [CHART]

               AIG Strategic    Bloomberg Barclays
                Bond Fund        U.S. Aggregate          LIBOR
  Date          Class A/#/       Bond Index/*/*/     3-Month Index/*/*/*/
----------     -------------    ------------------   --------------------
 3/31/2009        $ 9,512             $10,000              $10,000
 4/30/2009         10,023              10,048               10,010
 5/31/2009         10,470              10,121               10,018
 6/30/2009         10,672              10,178               10,024
 7/31/2009         11,124              10,342               10,029
 8/31/2009         11,293              10,450               10,033
 9/30/2009         11,711              10,559               10,036
10/31/2009         11,806              10,611               10,038
11/30/2009         11,970              10,749               10,040
12/31/2009         12,011              10,581               10,042
 1/31/2010         12,105              10,742               10,044
 2/28/2010         12,153              10,783               10,046
 3/31/2010         12,395              10,769               10,049
 4/30/2010         12,600              10,881               10,051
 5/31/2010         12,245              10,973               10,054
 6/30/2010         12,454              11,145               10,059
 7/31/2010         12,858              11,264               10,063
 8/31/2010         12,998              11,409               10,067
 9/30/2010         13,251              11,421               10,069
10/31/2010         13,505              11,462               10,072
11/30/2010         13,257              11,396               10,074
12/31/2010         13,410              11,273               10,077
 1/31/2011         13,546              11,286               10,079
 2/28/2011         13,675              11,314               10,082
 3/31/2011         13,730              11,321               10,084
 4/30/2011         13,983              11,464               10,087
 5/31/2011         14,039              11,614               10,089
 6/30/2011         13,896              11,580               10,091
 7/31/2011         14,114              11,764               10,093
 8/31/2011         13,811              11,936               10,096
 9/30/2011         13,427              12,022               10,099
10/31/2011         13,895              12,035               10,102
11/30/2011         13,667              12,025               10,106
12/31/2011         13,887              12,157               10,111
 1/31/2012         14,233              12,264               10,116
 2/29/2012         14,450              12,261               10,120
 3/31/2012         14,416              12,194               10,124
 4/30/2012         14,589              12,329               10,128
 5/31/2012         14,514              12,440               10,132
 6/30/2012         14,644              12,445               10,135
 7/31/2012         15,029              12,617               10,140
 8/31/2012         15,120              12,625               10,143
 9/30/2012         15,295              12,643               10,146
10/31/2012         15,387              12,667               10,150
11/30/2012         15,478              12,687               10,152
12/31/2012         15,563              12,669               10,155
 1/31/2013         15,568              12,581               10,157
 2/28/2013         15,612              12,644               10,159
 3/31/2013         15,661              12,654               10,162
 4/30/2013         15,970              12,782               10,164
 5/31/2013         15,627              12,554               10,167
 6/30/2013         15,105              12,360               10,169
 7/31/2013         15,243              12,377               10,171
 8/31/2013         15,073              12,313               10,173
 9/30/2013         15,298              12,430               10,176
10/31/2013         15,571              12,530               10,178
11/30/2013         15,533              12,483               10,180
12/31/2013         15,612              12,413               10,182
 1/31/2014         15,664              12,596               10,184
 2/28/2014         15,934              12,663               10,186
 3/31/2014         16,028              12,642               10,188
 4/30/2014         16,170              12,748               10,190
 5/31/2014         16,406              12,894               10,191
 6/30/2014         16,504              12,900               10,193
 7/31/2014         16,375              12,868               10,195
 8/31/2014         16,567              13,010               10,197
 9/30/2014         16,249              12,922               10,199
10/31/2014         16,348              13,049               10,201
11/30/2014         16,305              13,141               10,203
12/31/2014         16,124              13,153               10,206
 1/31/2015         16,314              13,429               10,208
 2/28/2015         16,456              13,303               10,210
 3/31/2015         16,461              13,365               10,212
 4/30/2015         16,560              13,317               10,214
 5/31/2015         16,520              13,285               10,217
 6/30/2015         16,288              13,140               10,219
 7/31/2015         16,245              13,231               10,222
 8/31/2015         16,058              13,212               10,224
 9/30/2015         15,867              13,302               10,227
10/31/2015         16,111              13,304               10,230
11/30/2015         15,968              13,269               10,233
12/31/2015         15,681              13,226               10,238
 1/31/2016         15,585              13,408               10,243
 2/29/2016         15,633              13,503               10,248
 3/31/2016         16,128              13,627               10,254
 4/30/2016         16,427              13,679               10,259
 5/31/2016         16,480              13,683               10,265
 6/30/2016         16,680              13,928               10,270
 7/31/2016         16,976              14,016               10,276
 8/31/2016         17,174              14,000               10,283
 9/30/2016         17,220              13,992               10,290
10/31/2016         17,118              13,885               10,298
11/30/2016         16,758              13,557               10,306
12/31/2016         16,897              13,576               10,314
 1/31/2017         17,037              13,603               10,323
 2/28/2017         17,275              13,694               10,331
 3/31/2017         17,265              13,687               10,341
 4/30/2017         17,418              13,792               10,350
 5/31/2017         17,574              13,899               10,361
 6/30/2017         17,574              13,885               10,372
 7/31/2017         17,729              13,944               10,384
 8/31/2017         17,829              14,069               10,395
 9/30/2017         17,875              14,002               10,406
10/31/2017         17,972              14,010               10,418
11/30/2017         17,904              13,993               10,430
12/31/2017         17,992              14,057               10,444
 1/31/2018         17,975              13,895               10,460
 2/28/2018         17,747              13,763               10,475
 3/31/2018         17,681              13,851               10,492
 4/30/2018         17,570              13,748               10,513
 5/31/2018         17,519              13,846               10,534
 6/30/2018         17,467              13,829               10,553
 7/31/2018         17,631              13,833               10,574
 8/31/2018         17,586              13,922               10,595
 9/30/2018         17,702              13,832               10,614
10/31/2018         17,391              13,723               10,637
11/30/2018         17,291              13,805               10,660
12/31/2018         17,246              14,058               10,685
 1/31/2019         17,744              14,208               10,710
 2/28/2019         17,963              14,199               10,732
 3/31/2019         18,186              14,472               10,754



AIG Strategic Bond Fund

                       Class A            Class B            Class C            Class W
----------------- ------------------ ------------------ ------------------ ------------------
                  Average            Average            Average            Average
                  Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
                  Return   Return+   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -2.07%     2.86%   -1.50%     2.43%    1.20%     2.18%    3.38%     3.38%
---------------------------------------------------------------------------------------------
5 Year Return      1.54%    13.47%    1.51%     9.66%    1.90%     9.88%      N/A       N/A
---------------------------------------------------------------------------------------------
10 Year Return     6.16%    91.19%    6.13%    81.24%    6.00%    79.14%      N/A       N/A
---------------------------------------------------------------------------------------------
Since Inception*   5.77%   337.21%    6.05%   333.93%    5.60%   290.48%    2.86%    12.49%
---------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
*  Inception Date - Class A: 11/1/93; Class B: 04/1/94; Class C: 04/1/94; Class
   W: 01/29/15.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 4.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.

For the 12-month period ended March 31, 2019, the AIG Strategic Bond Fund Class A returned -2.07%, compared to 4.48% for the Bloomberg Barclays U.S. Aggregate Bond Index and 2.49% for the LIBOR 3-Month Index. (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.aig.com/funds.

** The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.
***The LIBOR 3-Month Index is a benchmark interest rate that some of the world's leading banks charge each other for short-term loans. It serves as the first step to calculating interest rates on various loans throughout the world and is published each day in five currencies: the Swiss franc, the euro, the pound sterling, the Japanese yen, and the U.S. dollar.

Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

AIG Flexible Credit Fund

The AIG Flexible Credit Fund Class A shares returned 2.75% (before maximum sales charge) for the 12-month period ended March 31, 2019. The Fund posted positive absolute returns but underperformed its benchmark, the Flexible Credit Blended Benchmark, composed 50% of the Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index/*/ and 50% of the S&P/LSTA Leveraged Loan Index,/*/ which returned 4.45% during the same annual period. The Fund outperformed the ICE BofAML USD 3-Mo Dep OR CM Index,/*/ a broad measure of market performance, which returned 2.48% for the same annual period.

The Fund actively invests in high yield bonds and floating rate loans and has the flexibility to allocate 0% to 100% of its portfolio to either sector of the leveraged finance market. During the annual period, lower quality credit sectors generally outperformed higher quality, and thus the Fund's higher credit quality positioning detracted from its results relative to the Flexible Credit Blended Benchmark. The Fund's modest overweight to floating rate loans and corresponding underweight to high yield bonds also detracted from relative performance.

Industry and security selection overall detracted from the Fund's relative results. Overweights to manufacturing and consumer non-durables companies within the Fund's floating rate loan allocation, as well as underweights to communications and technology companies within the Fund's high yield bond allocation detracted most significantly. Issue selection within the energy, basic industry and communications industries hurt most within the Fund's high yield bond allocation. Within the Fund's floating rate loan allocation, issue selection in financials, forest products and consumer non-durables dampened results most. Such detractors were somewhat offset by positive contributions from overweights to consumer non-cyclical and finance companies within the Fund's high yield bond allocation and by underweights to information technology and media/telecom companies within the Fund's floating rate loan allocation. Issue selection proved most effective in manufacturing and retail companies within the Fund's floating rate loan allocation and in the consumer non-cyclical and consumer cyclical industries within its high yield bond allocation.

Among individual holdings, positions in the loans of asset manager and mortgage servicer Walter Investment Management Group and glass container producer Anchor Glass Container and the bonds of exploration and production operator Alta Mesa Holdings detracted most from the Fund's relative results. Positions in the loans of retail gift and loyalty card services provider CPI Card Group, offshore drilling rig operator Seadrill Partners and hospital owner and operator HCA, Inc. contributed most positively to the Fund's relative performance during the annual period.

The Fund began the annual period with an approximate 53/47 allocation between floating rate bank loans and high yield bonds, respectively. Early in the annual period, we extended that overweight bringing the allocation to an approximate 61/39 bank loans/high yield mix, as we continued to find the loan market a compelling investment in light of what we considered to be a still-strong fundamental picture, protection against rising interest rates and, in turn, an attractive income carry profile,/**/ especially relative to high yield bonds. We maintained that bias within the Fund through the majority of 2018. By the fourth quarter of 2018, loan prices had declined to their lowest levels since July 2016. Our bias within the Fund was still toward loans but more modestly so than earlier in the annual period, as high yield spreads, or yield differentials to duration-equivalent U.S. Treasuries, had become more attractive, in our view. During the first quarter of 2019, the Fund's mix migrated toward a 54/46 loans/high yield mix, as the technical, or supply/demand, environment in loans had started to weaken. We therefore sought to reduce risk and take advantage of the improvement in prices in both markets. As of March 31, 2019, the Fund had approximately a 51% allocation to loans and approximately a 49% allocation to high yield bonds, maintaining just a slight overweight to loans given the relative value created by differences in each market's technical picture.

--------
Past performance is no guarantee of future results.

Interest rates and bond prices typically move inversely to each other; therefore, as with any bond fund, the value of an investment in this Fund may go up or down in response to changes in interest rates. High-yield bonds tend to have lower interest-rate risk but may be subject to greater market fluctuations and risk of default or loss of income and principal than securities in higher rating categories. High-yield debt instruments carry a greater default risk, may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other debt instruments. Investments in floating rate loans involve certain risks, including, among others risks of nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of full liquidity.

* The Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index is a component of the U.S. Corporate High-Yield Bond Index, which covers the universe of fixed-rate, non-investment grade corporate debt of issuers in non-emerging market countries. It is not market capitalization-weighted and each issuer is capped at 2% of the index. The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings spreads and interest payments. The ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity (USD 3-Mo Dep OR CM) Index tracks the performance of a synthetic asset paying LIBOR to a stated maturity. Indices are not managed and an investor cannot invest directly into an index.
**Carry involves borrowing at a low interest rate and investing in an asset that provides a higher rate of return.

Securities listed may or may not be a part of current Fund construction.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in AIG Flexible Credit Fund Class A shares would have increased to $22,748. The same amount invested in securities mirroring the performance of the Blended Benchmark (50% Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Index/50% S&P/LSTA Leveraged Loan Index), the Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Index, the S&P/LSTA Leveraged Loan Index and the ICE BofAML USD 3-Mo Dep OR CM Index would be valued at $25,016, $28,935, $21,546, and $10,728, respectively.

                                     [CHART]

                        Blended Benchmark
                        (50% Bloomberg
                         Barclays U.S.
                          High-Yield 2%                    S&P/LSTA
                          Issuer Capped      Bloomberg    Leveraged
                            Index/50%      Barclays U.S.     Loan
           AIG Flexible     S&P/LSTA        High-Yield 2%    Index    ICE BofAML USD
           Credit Fund     Leveraged          Issuer        /DAGGER/    3-Mo Dep OR
   Date     Class A/#/    Loan Index)      Capped Index@   /DAGGER/     CM Index***
---------- ------------ ------------------ -------------  ----------  --------------
 3/31/2009     $ 9,509       $10,000          $10,000       $10,000       $10,000
 4/30/2009      10,389        11,025           11,180        10,870        10,014
 5/31/2009      11,094        11,731           11,929        11,533        10,030
 6/30/2009      11,381        12,160           12,280        12,038        10,036
 7/31/2009      12,061        12,813           13,017        12,609        10,044
 8/31/2009      12,123        13,081           13,267        12,894        10,051
 9/30/2009      12,694        13,664           14,025        13,306        10,055
10/31/2009      12,952        13,825           14,279        13,380        10,057
11/30/2009      13,087        13,911           14,419        13,415        10,060
12/31/2009      13,499        14,344           14,892        13,809        10,062
 1/31/2010      13,637        14,584           15,087        14,091        10,065
 2/28/2010      13,683        14,614           15,106        14,131        10,067
 3/31/2010      14,115        15,000           15,564        14,449        10,068
 4/30/2010      14,463        15,289           15,935        14,662        10,069
 5/31/2010      13,839        14,843           15,364        14,332        10,068
 6/30/2010      13,975        14,900           15,554        14,265        10,073
 7/31/2010      14,460        15,277           16,101        14,484        10,079
 8/31/2010      14,473        15,305           16,106        14,533        10,086
 9/30/2010      14,917        15,639           16,583        14,737        10,089
10/31/2010      15,232        15,961           17,006        14,968        10,091
11/30/2010      15,057        15,898           16,812        15,021        10,094
12/31/2010      15,343        16,141           17,116        15,207        10,096
 1/31/2011      15,658        16,478           17,494        15,507        10,099
 2/28/2011      15,874        16,625           17,725        15,579        10,101
 3/31/2011      15,962        16,651           17,782        15,577        10,104
 4/30/2011      16,139        16,832           18,057        15,676        10,107
 5/31/2011      16,229        16,866           18,146        15,662        10,110
 6/30/2011      16,037        16,753           17,969        15,604        10,112
 7/31/2011      16,218        16,862           18,177        15,627        10,114
 8/31/2011      15,419        16,152           17,446        14,938        10,115
 9/30/2011      15,033        15,921           16,872        15,002        10,116
10/31/2011      15,777        16,628           17,885        15,436        10,119
11/30/2011      15,524        16,408           17,499        15,360        10,120
12/31/2011      15,912        16,669           17,965        15,439        10,124
 1/31/2012      16,331        17,104           18,510        15,776        10,130
 2/29/2012      16,650        17,373           18,951        15,897        10,135
 3/31/2012      16,635        17,428           18,926        16,019        10,140
 4/30/2012      16,813        17,582           19,121        16,138        10,144
 5/31/2012      16,600        17,406           18,866        16,029        10,148
 6/30/2012      16,925        17,650           19,265        16,139        10,152
 7/31/2012      17,206        17,920           19,631        16,326        10,156
 8/31/2012      17,338        18,125           19,861        16,510        10,161
 9/30/2012      17,570        18,352           20,137        16,693        10,165
10/31/2012      17,605        18,462           20,314        16,746        10,169
11/30/2012      17,788        18,564           20,477        16,798        10,172
12/31/2012      18,030        18,783           20,799        16,930        10,175
 1/31/2013      18,218        19,009           21,078        17,110        10,178
 2/28/2013      18,243        19,077           21,185        17,146        10,180
 3/31/2013      18,535        19,253           21,401        17,287        10,183
 4/30/2013      18,773        19,485           21,788        17,390        10,186
 5/31/2013      18,599        19,447           21,662        17,423        10,188
 6/30/2013      18,155        19,134           21,094        17,320        10,190
 7/31/2013      18,499        19,410           21,493        17,491        10,193
 8/31/2013      18,315        19,347           21,363        17,484        10,195
 9/30/2013      18,499        19,467           21,575        17,527        10,198
10/31/2013      18,900        19,781           22,114        17,655        10,200
11/30/2013      18,926        19,880           22,226        17,742        10,202
12/31/2013      19,007        19,980           22,346        17,825        10,204
 1/31/2014      19,143        20,116           22,503        17,942        10,206
 2/28/2014      19,545        20,336           22,957        17,973        10,208
 3/31/2014      19,573        20,397           23,012        18,038        10,210
 4/30/2014      19,707        20,473           23,157        18,058        10,213
 5/31/2014      19,843        20,638           23,369        18,183        10,214
 6/30/2014      20,031        20,784           23,565        18,288        10,216
 7/31/2014      19,671        20,643           23,252        18,283        10,218
 8/31/2014      19,975        20,823           23,622        18,311        10,220
 9/30/2014      19,550        20,542           23,126        18,202        10,222
10/31/2014      19,852        20,691           23,401        18,249        10,224
11/30/2014      19,699        20,667           23,231        18,339        10,226
12/31/2014      19,416        20,388           22,896        18,109        10,228
 1/31/2015      19,482        20,489           23,046        18,169        10,230
 2/28/2015      19,884        20,880           23,602        18,426        10,232
 3/31/2015      19,838        20,862           23,473        18,494        10,234
 4/30/2015      20,017        21,084           23,757        18,664        10,236
 5/31/2015      20,026        21,136           23,828        18,699        10,239
 6/30/2015      19,918        20,935           23,474        18,621        10,241
 7/31/2015      19,927        20,873           23,338        18,620        10,243
 8/31/2015      19,703        20,618           22,929        18,490        10,245
 9/30/2015      19,418        20,286           22,340        18,370        10,248
10/31/2015      19,661        20,545           22,953        18,336        10,251
11/30/2015      19,492        20,228           22,446        18,175        10,252
12/31/2015      19,229        19,868           21,881        17,985        10,252
 1/31/2016      19,118        19,643           21,529        17,867        10,257
 2/29/2016      19,177        19,647           21,652        17,773        10,262
 3/31/2016      19,597        20,355           22,614        18,263        10,268
 4/30/2016      20,015        20,955           23,500        18,625        10,273
 5/31/2016      20,082        21,113           23,645        18,791        10,277
 6/30/2016      20,147        21,213           23,863        18,795        10,284
 7/31/2016      20,459        21,651           24,508        19,064        10,287
 8/31/2016      20,711        21,959           25,020        19,207        10,292
 9/30/2016      20,782        22,127           25,187        19,373        10,299
10/31/2016      20,857        22,261           25,284        19,533        10,306
11/30/2016      20,745        22,238           25,164        19,585        10,313
12/31/2016      21,030        22,571           25,629        19,811        10,320
 1/31/2017      21,231        22,798           26,001        19,922        10,328
 2/28/2017      21,426        23,021           26,379        20,022        10,335
 3/31/2017      21,382        23,005           26,320        20,038        10,343
 4/30/2017      21,585        23,188           26,624        20,126        10,353
 5/31/2017      21,667        23,331           26,854        20,199        10,362
 6/30/2017      21,619        23,342           26,891        20,191        10,371
 7/31/2017      21,824        23,551           27,189        20,330        10,382
 8/31/2017      21,781        23,541           27,178        20,321        10,394
 9/30/2017      21,925        23,693           27,422        20,400        10,405
10/31/2017      22,010        23,814           27,539        20,522        10,416
11/30/2017      21,964        23,798           27,469        20,546        10,425
12/31/2017      22,061        23,881           27,552        20,627        10,434
 1/31/2018      22,347        24,067           27,717        20,826        10,448
 2/28/2018      22,239        23,989           27,481        20,867        10,457
 3/31/2018      22,139        23,950           27,315        20,926        10,468
 4/30/2018      22,231        24,078           27,493        21,012        10,487
 5/31/2018      22,261        24,095           27,485        21,048        10,510
 6/30/2018      22,222        24,157           27,596        21,072        10,530
 7/31/2018      22,448        24,378           27,897        21,228        10,550
 8/31/2018      22,546        24,517           28,103        21,313        10,572
 9/30/2018      22,639        24,669           28,259        21,460        10,591
10/31/2018      22,469        24,468           27,807        21,453        10,609
11/30/2018      22,161        24,253           27,568        21,259        10,627
12/31/2018      21,563        23,684           26,977        20,718        10,651
 1/31/2019      22,274        24,521           28,197        21,246        10,678
 2/28/2019      22,641        24,920           28,666        21,584        10,703
 3/31/2019      22,748        25,016           28,935        21,546        10,728


AIG Flexible Credit Fund

                      Class A##           Class C            Class W
----------------- ------------------ ------------------ ------------------
                  Average            Average            Average
                  Annual  Cumulative Annual  Cumulative Annual  Cumulative
                  Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -2.14%     2.75%    1.11%     2.09%    3.26%     3.26%
--------------------------------------------------------------------------
5 Year Return      2.05%    16.22%    2.39%    12.56%      N/A       N/A
--------------------------------------------------------------------------
10 Year Return     8.57%   139.22%    8.39%   123.80%      N/A       N/A
--------------------------------------------------------------------------
Since Inception*   4.66%   166.11%    4.42%   123.59%    3.71%    17.78%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
*  Inception Date - Class A: 11/2/98; Class C: 08/21/00; Class W: 10/01/14.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 4.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class C shares has been deducted, as applicable.
## As of the close of business on December 2, 2014, Class B shares of the Fund were no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions received by a shareholder from the Fund continued to be automatically reinvested in additional Class B shares of the Fund, at the net asset value per share in effect on the payable date, unless the shareholder had elected to receive them in cash or automatically reinvest them in any retail fund distributed by AIG Capital Services, Inc. As of the close of business on January 27, 2015, all outstanding Class B shares of the Funds were converted to Class A shares.

For the 12 month period ended March 31, 2019, the AIG Flexible Credit Fund Class A returned -2.14%, compared to 4.45% for the Blended Benchmark (50% Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Index/50% S&P/LSTA Leveraged Loan Index), 5.93% for the Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Index, 2.97% for the S&P/LSTA Leveraged Loan Index and 2.48% for the ICE BofAML USD 3-Mo Dep OR CM Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.aig.com/funds.

@ The Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Index is a component of the U.S. Corporate High Yield Bond Index, which covers the universe of fixed-rate, non-investment grade corporate debt of issuers in non-emerging market countries. It is not market capitalization-weighted and each issuer is capped at 2% of the index.
++ The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings spreads and interest payments.
*** The ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity
    (USD 3-Mo Dep OR CM) Index tracks the performance of a synthetic asset paying LIBOR to a stated maturity.

Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Income Funds
        SUPPLEMENT TO THE PROSPECTUS

               THIS SUPPLEMENT IS NOT PART OF THE ANNUAL REPORT

                            SunAmerica Income Funds
                           AIG Flexible Credit Fund
                            AIG Strategic Bond Fund
                      AIG U.S. Government Securities Fund
                               (each, a "Fund")

                        Supplement dated April 1, 2019
 to each Fund's Summary Prospectus and Prospectus, as supplemented and amended to date

Effective immediately, in the section of each Summary Prospectus entitled "Fees and Expenses of the Fund," the first sentence of footnote 1 to the table is deleted in its entirety and replaced with the following:

   Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within one year of purchase.

In the section of the Prospectus entitled "Shareholder Account Information -- Calculation of Sales Charges," the paragraph under the heading "Investments of $1 million or more" is deleted in its entirety and replaced with the following:

   Investments of $1 million or more: Class A shares are offered with no front-end sales charge with respect to investments of $1 million or more. However, a 1% CDSC is imposed on any shares you sell within one year of purchase.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

[LOGO]
AIG Funds
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

   Trustees                   VOTING PROXIES ON       DISCLOSURE OF
    Richard W. Grant          TRUST PORTFOLIO         QUARTERLY PORTFOLIO
    Peter A. Harbeck          SECURITIES              HOLDINGS
    Dr. Judith L. Craven      A description of the    The Trust is required
    William F. Devin          policies and            to file its complete
    Stephen J. Gutman         proce-dures that the    schedule of portfolio
    Eileen A. Kamerick        Trust uses to           holdings quarterly
   Officers                   determine how to vote   with the U.S.
    John T. Genoy, President  proxies relating to     Securities and
    James Nichols, Vice       secu-rities held in a   Exchange Commission on
      President               Fund's portfolio,       Form N-PORT. The
    Christopher C. Joe,       which is available in   Trusts' Forms N-PORT
      Chief Compliance        the Trust's Statement   are available on the
      Officer                 of Additional           U.S. Securities and
    Gregory N. Bressler,      Information, may be     Exchange Commission's
      Secretary               ob-tained without       website at
    Kathleen Fuentes, Chief   charge upon request,    http://www.sec.gov.
      Legal Officer and       by calling (800)        PROXY VOTING RECORD ON
      Assistant Secretary     858-8850. The           SUNAMERICA INCOME FUNDS
    Gregory R. Kingston,      in-formation is also    Information regarding
      Treasurer               available from the      how the Funds voted
    Donna McManus, Vice       EDGAR database on the   proxies relating to
      President and           U.S. Secu-rities and    securities held in the
      Assistant Treasurer     Exchange Commission's   Funds during the most
    Shawn Parry, Vice         website at              recent twelve month
      President and           http://www.sec.gov.     period ended June 30
      Assistant Treasurer     DELIVERY OF             is available, once
    Matthew J. Hackethal,     SHAREHOLDER DOCUMENTS   filed with the U.S.
      Anti-Money Laundering   The Funds have adopted  Securities and
      Compliance Officer      a policy that allows    Exchange Commission,
   Investment Adviser         them to send only one   without charge, upon
    SunAmerica Asset          copy of a Fund's        request, by calling
      Management, LLC         prospectus, proxy       (800) 858-8850 or on
    Harborside 5              material, annual        the U.S. Securities
    185 Hudson Street, Suite  report and semi-annual  and Exchange
      3300                    report (the             Commission's website
    Jersey City, NJ 07311     "shareholder            at http://www.sec.gov.
   Distributor                documents") to          This report is
    AIG Capital Services,     shareholders with       submitted solely for
      Inc.                    multiple accounts       the general
    Harborside 5              residing at the same    information of
    185 Hudson Street, Suite  "household." This       shareholders of the
      3300                    practice is called      Funds. Distribution of
    Jersey City, NJ 07311     householding and        this report to persons
   Shareholder Servicing      reduces Fund expenses,  other than
   Agent                      which benefits you and  shareholders of the
    AIG Fund Services, Inc.   other shareholders.     Funds is authorized
    Harborside 5              Unless the Funds        only in con-nection
    185 Hudson Street, Suite  receive instructions    with a currently
      3300                    to the con-trary, you   effective pro-spectus,
    Jersey City, NJ 07311     will only receive one   setting forth details
   Custodian                  copy of the             of the Funds, which
    State Street Bank and     shareholder documents.  must precede or
      Trust Company           The Funds will          accom-pany this report.
    One Lincoln Street        continue to household
    Boston, MA 02111          the share-holder
   Transfer Agent             documents
    DST Asset Manager         indefinitely, until we
      Solutions, Inc.         are instructed
    303 W 11th Street         otherwise. If you do
    Kansas City, MO 64105     not wish to
                              participate in
                              householding please
                              contact Shareholder
                              Services at (800)
                              858-8850 ext. 6010 or
                              send a written request
                              with your name, the
                              name of your fund(s)
                              and your account
                              number(s) to AIG Funds
                              c/o DST, P.O. Box
                              219186, Kansas City
                              MO, 64121-9186. We
                              will resume
                              in-dividual mailings
                              for your account
                              within thirty (30)
                              days of receipt of
                              your request.

Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:


                   1   Go to www.aig.com/funds

                   2   Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your
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when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email
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resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the
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For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

aig.com/funds

INANN - 3/19

[LOGO]

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Item 2.  Code of Ethics.

         The SunAmerica Income Funds (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the "Code"). During the fiscal year ended March 31, 2019, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant's Principal Executive and Principal Accounting Officers (the "Covered Officers").

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Trustees has determined that Eileen A. Kamerick, a Trustee of the registrant, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Ms. Kamerick is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.


Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                               2018        2019
         (a) Audit Fees ....................$ 158,770   $ 163,528
         (b) Audit-Related Fees ............$       0   $       0
         (c) Tax Fees ......................$  51,806   $  53,308
         (d) All Other Fees ................$       0   $       0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                               2018        2019
         (b) Audit-Related Fees ............$       0   $       0
         (c) Tax Fees ......................$       0   $       0
         (d) All Other Fees ................$       0   $  36,429


    (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

          (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f)  Not applicable.

    (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2018 and 2019 were $51,806 and $158,308 respectively.

    (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.


Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

          Not applicable.

Item 13. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ John T. Genoy
    -----------------------
    John T. Genoy
    President

Date: June 07, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -----------------------
    John T. Genoy
    President

Date: June 07, 2019

By: /s/ Gregory R. Kingston
    -----------------------
    Gregory R. Kingston
    Treasurer

Date: June 07, 2019